                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number:   811-5199
                                                      -----------------

                       SteinRoe Variable Investment Trust
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts     02111
         ---------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
                -------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   1-617-772-3698
                                                    ---------------------

Date of fiscal year end:          12/31/05
                            -------------------

Date of reporting period:         06/30/05
                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

2005 SEMIANNUAL REPORT

STEINROE VARIABLE INVESTMENT TRUST -


SHC-44/88320-0705 (08/05) 05/7111


SEMIANNUAL REPORT

JUNE 30, 2005

[GRAPHIC]

STEINROE VARIABLE INVESTMENT TRUST

PRESIDENT'S MESSAGE
SteinRoe Variable Investment Trust

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have been integrating various components of our various fund families, including Liberty and SteinRoe, which will result in a single fund family that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products but also to enhance the breadth and availability of our services. Given our ability to now leverage the size and scale of the Columbia Management business, I am pleased that these efforts will also result in substantial cost savings to the funds.

Our goal is to create a more simplified, clearly delineated product line. Through thoughtful project planning and execution, we will initially reduce the number of retail mutual funds from over 140 to fewer than 90. Earlier this year several fund mergers and liquidations were successfully completed. As we work to complete the remaining product and service provider consolidations in the coming months, we remain committed to building a mutual fund business that meets, and hopefully exceeds, your desire for personal financial solutions. We will continue to strive for the highest standards of performance and service excellence. The asset management business is in a time of transformation and we are committed to being progressive and innovative in our approach to the business. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continuously earned and will remain focused on producing results for you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds

Christopher L. Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Funds President, Nations Funds President and CEO and Galaxy Funds President and is the primary liaison to the Fund Boards of Trustees. Chris joined Bank of America in August 2004.

Columbia Management Advisors, Inc. will combine with Banc of America Capital Management, LLC on or about September 30, 2005. At that time, the newly combined advisor will undergo a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

The views expressed in the President's Letter and Portfolio Commentary reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                                                     Not FDIC  May Lose Value
                                                     Insured   -----------------
                                                               No Bank Guarantee

PERFORMANCE AT A GLANCE
SteinRoe Variable Investment Trust

                                                                       AVERAGE ANNUAL TOTAL RETURN AS OF 06/30/05 (%)
                                                                              6-MONTH
                                                               INCEPTION    (CUMULATIVE)   1-YEAR    5-YEAR   10-YEAR     LIFE
------------------------------------------------------------------------------------------------------------------------------
STEIN ROE VARIABLE INVESTMENT TRUST
Liberty Asset Allocation Fund, Variable Series -- Class A      01/01/89          0.30        7.63      0.70     7.08      8.77
Liberty Federal Securities Fund, Variable Series -- Class A    01/01/89          2.96        7.12      6.80     6.42      7.30
Liberty Money Market Fund, Variable Series                     01/01/89          1.12        1.73      2.13     3.63      4.34
Liberty Small Company Growth Fund, Variable Series -- Class A  01/01/89         -3.61        1.91     -3.10     6.67      9.99
Columbia Large Cap Growth Fund, Variable Series -- Class A     01/01/89         -2.75       -2.54    -12.80     6.14      9.23

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

TABLE OF CONTENTS
SteinRoe Variable Investment Trust

STEINROE VARIABLE INVESTMENT TRUST
   PORTFOLIO MANAGERS' DISCUSSIONS
   Liberty Asset Allocation Fund, Variable Series                            120
   Liberty Federal Securities Fund, Variable Series                          148
   Liberty Money Market Fund, Variable Series                                162
   Liberty Small Company Growth Fund, Variable Series                        173
   Columbia Large Cap Growth Fund, Variable Series                           188


   FINANCIAL STATEMENTS
   Liberty Asset Allocation Fund, Variable Series                            123
   Liberty Federal Securities Fund, Variable Series                          151
   Liberty Money Market Fund, Variable Series                                165
   Liberty Small Company Growth Fund, Variable Series                        176
   Columbia Large Cap Growth Fund, Variable Series                           191


                Must be preceded or accompanied by a prospectus.
                    Columbia Funds Distributor, Inc. 05/2005


FUNDS ARE DISTRIBUTED BY COLUMBIA FUNDS DISTRIBUTOR, INC. UNTIL ON OR ABOUT AUGUST 22, 2005, WHEN BACAP DISTRIBUTORS, LLC AND COLUMBIA FUNDS DISTRIBUTOR, INC., MEMBERS NASD, SIPC, WILL MERGE TO FORM COLUMBIA MANAGEMENT DISTRIBUTORS, INC. COLUMBIA FUNDS AND NATIONS FUNDS WILL THEN BE DISTRIBUTED BY COLUMBIA MANAGEMENT DISTRIBUTORS, INC., WHICH WILL BE PART OF COLUMBIA MANAGEMENT AND AN AFFILIATE OF BANK OF AMERICA CORPORATION. COLUMBIA MANAGEMENT IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. COLUMBIA MANAGEMENT ENTITIES FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

STEINROE VARIABLE INVESTMENT TRUST

PORTFOLIO MANAGER'S DISCUSSION
Liberty Asset Allocation Fund, Variable Series / June 30, 2005

Liberty Asset Allocation Fund, Variable Series seeks high total investment return.

Harvey B. Hirschhorn, CFA, is the lead portfolio manager of the fund. He has been associated with Columbia Management Advisors, Inc. and its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the fund's assets among various asset classes. Security selection and buy/sell decisions are made by investment professionals with expertise in the specific asset classes.

During the first half of 2005, the stock market treaded water and the Treasury bond market staged a modest rally. As a result of the fund's equity emphasis, the fund's return was lower than the average return of its peer group, the Lipper Variable Series Balanced Funds Category.(1) However, the fund outperformed the S&P 500 Index(2). The fund's foreign and small-cap holdings also dampened returns. However, positive contributions from the mid-cap sector, as well as from asset-backed securities and mortgage-backed securities on the fixed-income side, provided a boost to performance.

A HIATUS FOR STOCKS

The stock market was lackluster during the period, following a fourth quarter rally in 2004. Despite surging energy prices and the Federal Reserve's (the "Fed") continued cycle of short-term interest rate increases, long-term interest rates moved lower as the economy sent out mixed signals. In this environment, the Treasury market rallied in the second half of the reporting period. Investors rushed to the perceived safety of high-quality bonds and long-term Treasuries ended the six months higher while the stock market fell slightly behind. During the first half of 2005, the value of the US dollar also rebounded, which had a negative impact on the performance of foreign stocks when returns were converted back to US dollars.

ASSET-BACKED BONDS, MID-CAP EQUITIES OUTPERFORMED

The fund's investment-grade fixed-income holdings outperformed the Lehman Brothers Aggregate Bond Index(3) during the six-month period. This was primarily due to an emphasis on asset-backed securities, which outperformed all other non-Treasury sectors. Asset-backed bonds are typically secured by a collection of consumer or commercial loans. Holdings of mortgage-backed securities also aided returns, as these did well relative to other types of corporate credits. The fund's position in high-yield bonds had a marginally negative effect on performance. While we had trimmed the fund's high-yield holdings prior to year-end, we believe the fund's allocation to this area remained larger than average for its peers.

Strong performance from the mid-cap stock sector benefited the fund during the period. Among the fund's top mid-cap contributors were National-Oilwell Varco (0.2% of net assets), a manufacturer and distributor of drilling, pumps, and oil field supplies and retailer Chico's FAS (0.3% of net assets). Nordstrom, a large-cap retail stock, was also standout performer for the fund (0.2% of net assets).

INTERNATIONAL STOCKS DETRACTED FROM RETURNS

Among the fund's international holdings, consumer, telecommunications and financial stocks were among the largest detractors from performance. In the consumer sector, Fast Retailing, Koninklijke (Royal) Philips Electronics NV, and British Sky Broadcasting Group PLC registered double-digit declines for the portfolio (0.1%, 0.2% and 0.1% of net assets, respectively). In the telecommunications sector, NTT DoCoMo, Norway's Telenor and Spain's Telefonica (all three at 0.2% of net assets) disappointed. While South Korea's Kookmin Bank (0.2% of net assets) and Uniao de Bancos Brasileiros SA (0.3% of net assets) were top performers during the period, several other international financial companies, including Mitsubishi Tokyo Financial Group and Nomura Holdings (0.3% and 0.2% of net assets, respectively), were among the weakest performers within the international segment of the fund. Despite these disappoints, the fund's overall performance was not significantly impacted by its international holdings. And, we have continued to maintain the fund's overseas exposure, as we believe that better valuations area available abroad. The global economy has continued to expand, interest rates remained relatively low outside the United States and many foreign economies have continued to benefit from a relatively strong US economy.

A FAVORABLE ENVIRONMENT FOR STOCKS

We believe that an extended period of economic expansion and steady corporate profit growth have the potential to create a favorable environment for stocks going forward. And, if the Fed continues to raise short-term interest rates, longer-term rates seem destined to rise, which could likely result in lower bond prices. With low inflation and low capital gains and dividend tax rates, we believe solid earnings growth may likely lead to higher stock prices over time. Against this backdrop, we continue to favor equities and, in particular, the stocks of large, growth-oriented companies. We believe that these companies could thrive in an environment of moderate economic growth and in a market focused on quality and dividend growth.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in high yield or "junk bonds" offer the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions.

Holdings are disclosed as of June 30, 2005, and are subject to change.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
(2) The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
(3) The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

PERFORMANCE INFORMATION
Liberty Asset Allocation Fund, Variable Series / June 30, 2005

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005 (%)

                           (CUMULATIVE)
                             6-MONTH     1-YEAR   5-YEAR   10-YEAR
------------------------------------------------------------------
Class A (01/01/89)              0.30       7.63     0.70      7.08
S&P 500 Index                  -0.81       6.32    -2.37      9.94
Lehman Brothers
  Aggregate Bond Index          2.51       6.80     7.40      6.83

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)                 12/31/04    06/30/05
------------------------------------------------------------------
Class A                                          14.83       14.50

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

[CHART]

VALUE OF A $10,000 INVESTMENT, 07/01/95 - 06/30/05

            CLASS A SHARES  S&P 500 INDEX  LEHMAN BROTHERS AGGREGATE BOND INDEX
7/1/1995       $  10,000      $  10,000                  $  10,000
7/31/1995      $  10,288      $  10,332                  $   9,978
8/31/1995      $  10,310      $  10,358                  $  10,099
9/30/1995      $  10,511      $  10,795                  $  10,197
10/31/1995     $  10,410      $  10,756                  $  10,329
11/30/1995     $  10,763      $  11,228                  $  10,484
12/31/1995     $  10,991      $  11,445                  $  10,631
1/31/1996      $  11,210      $  11,834                  $  10,701
2/29/1996      $  11,304      $  11,944                  $  10,515
3/31/1996      $  11,444      $  12,059                  $  10,441
4/30/1996      $  11,491      $  12,236                  $  10,383
5/31/1996      $  11,585      $  12,552                  $  10,362
6/30/1996      $  11,710      $  12,599                  $  10,501
7/31/1996      $  11,491      $  12,043                  $  10,529
8/31/1996      $  11,655      $  12,297                  $  10,511
9/30/1996      $  11,991      $  12,989                  $  10,694
10/31/1996     $  12,327      $  13,347                  $  10,932
11/30/1996     $  12,858      $  14,357                  $  11,119
12/31/1996     $  12,710      $  14,072                  $  11,015
1/31/1997      $  13,108      $  14,952                  $  11,049
2/28/1997      $  12,967      $  15,068                  $  11,077
3/31/1997      $  12,649      $  14,449                  $  10,954
4/30/1997      $  13,028      $  15,312                  $  11,118
5/31/1997      $  13,559      $  16,244                  $  11,224
6/30/1997      $  13,877      $  16,972                  $  11,358
7/31/1997      $  14,672      $  18,323                  $  11,664
8/31/1997      $  14,169      $  17,297                  $  11,565
9/30/1997      $  14,787      $  18,245                  $  11,735
10/31/1997     $  14,522      $  17,635                  $  11,905
11/30/1997     $  14,672      $  18,452                  $  11,960
12/31/1997     $  14,848      $  18,769                  $  12,081
1/31/1998      $  14,980      $  18,978                  $  12,235
2/28/1998      $  15,402      $  20,346                  $  12,226
3/31/1998      $  15,763      $  21,388                  $  12,267
4/30/1998      $  15,802      $  21,604                  $  12,331
5/31/1998      $  15,597      $  21,232                  $  12,448
6/30/1998      $  15,821      $  22,094                  $  12,554
7/31/1998      $  15,763      $  21,860                  $  12,580
8/31/1998      $  14,358      $  18,699                  $  12,785
9/30/1998      $  14,865      $  19,897                  $  13,085
10/31/1998     $  15,518      $  21,515                  $  13,015
11/30/1998     $  16,053      $  22,819                  $  13,089
12/31/1998     $  16,707      $  24,133                  $  13,129
1/31/1999      $  17,126      $  25,142                  $  13,222
2/28/1999      $  16,735      $  24,360                  $  12,990
3/31/1999      $  17,047      $  25,335                  $  13,062
4/30/1999      $  17,279      $  26,315                  $  13,104
5/31/1999      $  17,025      $  25,694                  $  12,988
6/30/1999      $  17,605      $  27,120                  $  12,947
7/31/1999      $  17,299      $  26,274                  $  12,891
8/31/1999      $  17,204      $  26,145                  $  12,885
9/30/1999      $  17,235      $  25,429                  $  13,034
10/31/1999     $  17,678      $  27,038                  $  13,082
11/30/1999     $  17,941      $  27,587                  $  13,081
12/31/1999     $  18,797      $  29,212                  $  13,018
1/31/2000      $  18,342      $  27,746                  $  12,975
2/29/2000      $  18,468      $  27,221                  $  13,132
3/31/2000      $  19,479      $  29,884                  $  13,306
4/30/2000      $  18,842      $  28,984                  $  13,267
5/31/2000      $  18,410      $  28,390                  $  13,260
6/30/2000      $  19,139      $  29,091                  $  13,536
7/31/2000      $  19,070      $  28,637                  $  13,659
8/31/2000      $  20,072      $  30,416                  $  13,858
9/30/2000      $  19,423      $  28,810                  $  13,945
10/31/2000     $  19,229      $  28,689                  $  14,037
11/30/2000     $  18,319      $  26,428                  $  14,267
12/31/2000     $  18,603      $  26,558                  $  14,532
1/31/2001      $  19,013      $  27,500                  $  14,771
2/28/2001      $  17,864      $  24,992                  $  14,899
3/31/2001      $  17,089      $  23,408                  $  14,974
4/30/2001      $  17,894      $  25,227                  $  14,911
5/31/2001      $  17,797      $  25,396                  $  15,000
6/30/2001      $  17,541      $  24,778                  $  15,057
7/31/2001      $  17,492      $  24,536                  $  15,395
8/31/2001      $  16,810      $  23,000                  $  15,572
9/30/2001      $  15,969      $  21,141                  $  15,754
10/31/2001     $  16,201      $  21,545                  $  16,083
11/30/2001     $  16,896      $  23,198                  $  15,861
12/31/2001     $  16,896      $  23,402                  $  15,760
1/31/2002      $  16,737      $  23,060                  $  15,887
2/28/2002      $  16,566      $  22,615                  $  16,041
3/31/2002      $  16,899      $  23,465                  $  15,775
4/30/2002      $  16,534      $  22,043                  $  16,081
5/31/2002      $  16,509      $  21,880                  $  16,218
6/30/2002      $  15,806      $  20,322                  $  16,357
7/31/2002      $  14,989      $  18,739                  $  16,555
8/31/2002      $  15,077      $  18,861                  $  16,835
9/30/2002      $  14,109      $  16,811                  $  17,108
10/31/2002     $  14,775      $  18,290                  $  17,029
11/30/2002     $  15,316      $  19,368                  $  17,024
12/31/2002     $  14,913      $  18,231                  $  17,376
1/31/2003      $  14,624      $  17,753                  $  17,392
2/28/2003      $  14,435      $  17,487                  $  17,632
3/31/2003      $  14,502      $  17,656                  $  17,618
4/30/2003      $  15,309      $  19,111                  $  17,764
5/31/2003      $  16,090      $  20,118                  $  18,095
6/30/2003      $  16,298      $  20,376                  $  18,058
7/31/2003      $  16,337      $  20,735                  $  17,452
8/31/2003      $  16,636      $  21,139                  $  17,567
9/30/2003      $  16,598      $  20,915                  $  18,032
10/31/2003     $  17,157      $  22,099                  $  17,865
11/30/2003     $  17,378      $  22,293                  $  17,907
12/31/2003     $  17,964      $  23,461                  $  18,090
1/31/2004      $  18,250      $  23,893                  $  18,235
2/29/2004      $  18,498      $  24,225                  $  18,432
3/31/2004      $  18,520      $  23,859                  $  18,570
4/30/2004      $  18,014      $  23,485                  $  18,087
5/31/2004      $  18,108      $  23,806                  $  18,015
6/30/2004      $  18,414      $  24,268                  $  18,118
7/31/2004      $  17,935      $  23,465                  $  18,297
8/31/2004      $  18,041      $  23,559                  $  18,646
9/30/2004      $  18,321      $  23,813                  $  18,697
10/31/2004     $  18,601      $  24,178                  $  18,854
11/30/2004     $  19,241      $  25,157                  $  18,703
12/31/2004     $  19,760      $  26,012                  $  18,875
1/31/2005      $  19,494      $  25,377                  $  18,994
2/28/2005      $  19,827      $  25,910                  $  18,882
3/31/2005      $  19,506      $  25,452                  $  18,786
4/30/2005      $  19,233      $  24,968                  $  19,039
5/31/2005      $  19,698      $  25,762                  $  19,245
6/30/2005      $  19,825      $  25,792                  $  19,353

The graph compares the results of a hypothetical $10,000 investment in the fund with the indexes. The Indexes are unmanaged and returns for the indexes and the fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Total return performance includes changes in share price and reinvestment of all distributions. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

UNDERSTANDING YOUR EXPENSES
Liberty Asset Allocation Fund, Variable Series / June 30, 2005

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and includes the actual expense ratio. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

                         ACCOUNT VALUE AT THE      ACCOUNT VALUE AT THE      EXPENSES PAID      FUND'S ANNUALIZED
01/01/05 - 06/30/05  BEGINNING OF THE PERIOD ($)  END OF THE PERIOD ($)  DURING THE PERIOD ($)  EXPENSE RATIO (%)
-----------------------------------------------------------------------------------------------------------------
                        ACTUAL   HYPOTHETICAL      ACTUAL  HYPOTHETICAL   ACTUAL  HYPOTHETICAL
-----------------------------------------------------------------------------------------------------------------
Class A                1,000.00    1,000.00       1,002.98   1,021.08      3.72       3.76             0.75

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

INVESTMENT PORTFOLIO
Liberty Asset Allocation Fund, Variable Series / June 30, 2005 (Unaudited)

                                             SHARES            VALUE
                                         --------------   --------------
COMMON STOCKS--63.6%
CONSUMER DISCRETIONARY--9.2%
AUTO COMPONENTS--0.1%
Autoliv, Inc.                                     1,340   $       58,692
BorgWarner, Inc.                                    780           41,862
Johnson Controls, Inc.                              700           39,431
Modine Manufacturing Co.                            210            6,838
                                                          --------------
                                                                 146,823
                                                          --------------
AUTOMOBILES--0.2%
Toyota Motor Corp.                               16,900          604,325
Winnebago Industries, Inc.                          290            9,497
                                                          --------------
                                                                 613,822
                                                          --------------
DISTRIBUTORS--0.0%
Building Material Holding Corp.                     280           19,401
                                                          --------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Career Education Corp. (a)                        1,330           48,691
Education Management Corp. (a)                    1,949           65,740
                                                          --------------
                                                                 114,431
                                                          --------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Applebee's International, Inc.                    3,260           86,357
Bob Evans Farms, Inc.                               260            6,063
Brinker International, Inc. (a)                   2,360           94,518
Carnival Corp.                                   18,420        1,004,811
Carnival PLC                                      8,683          493,090
Dave & Buster's, Inc. (a)                           560           10,326
Four Seasons Hotels, Inc.                           410           27,101
Gaylord Entertainment Co. (a)                     1,709           79,451
Harrah's Entertainment, Inc.                      4,317          311,126
Hilton Hotels Corp.                               3,910           93,254
International Game Technology                     2,430           68,405
Kerzner International Ltd. (a)                      560           31,892
Landry's Restaurants, Inc.                          460           13,841
Lone Star Steakhouse & Saloon,
   Inc.                                             620           18,854
Marcus Corp.                                        580           12,308
Marriott International, Inc.,
   Class A                                       11,450          781,119
McDonald's Corp.                                 33,736          936,174
Outback Steakhouse, Inc.                            300           13,572
Pinnacle Entertainment, Inc. (a)                  1,319           25,800
RARE Hospitality International,
   Inc. (a)                                         519           15,814
Scientific Games Corp., Class A (a)               3,070           82,675
Shuffle Master, Inc. (a)                          2,190           61,386
Starwood Hotels & Resorts
   Worldwide, Inc.                                5,910          346,149
The Cheesecake Factory, Inc. (a)                  3,020          104,885
Vail Resorts, Inc. (a)                              180            5,058
Wendy's International, Inc.                         960           45,744
Yum! Brands, Inc.                                 2,340          121,867
                                                          --------------
                                                               4,891,640
                                                          --------------
HOUSEHOLD DURABLES--0.4%
American Greetings Corp., Class A                 1,020           27,030
Centex Corp.                                        400           28,268
CSS Industries, Inc.                                290            9,814
D.R. Horton, Inc.                                 1,356   $       50,999
Fortune Brands, Inc.                                810           71,928
Kimball International, Inc., Class B                620            8,184
Koninklijke (Royal) Phillips
   Electronics NV                                21,600          542,599
Tempur-Pedic International,
   Inc. (a)                                       9,870          218,916
Yankee Candle Co., Inc.                             940           30,174
                                                          --------------
                                                                 987,912
                                                          --------------
INTERNET & CATALOG RETAIL--0.0%
Blue Nile, Inc. (a)                                 276            9,022
Coldwater Creek, Inc. (a)                         1,168           29,095
Netflix, Inc. (a)                                 2,080           34,133
Overstock.com, Inc. (a)                             267            9,505
                                                          --------------
                                                                  81,755
                                                          --------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Marvel Enterprises, Inc. (a)                      6,330          124,827
SCP Pool Corp.                                    1,340           47,021
                                                          --------------
                                                                 171,848
                                                          --------------
MEDIA--1.6%
4Kids Entertainment, Inc. (a)                       550           10,934
British Sky Broadcasting
   Group PLC                                     15,137          142,637
Clear Channel Communications,
   Inc.                                           4,121          127,462
Comcast Corp., Class A (a)                        8,047          247,043
Cumulus Media, Inc., Class A (a)                  2,711           31,936
Dow Jones & Co., Inc.                               239            8,473
EMI Group PLC                                   108,800          492,801
Getty Images, Inc. (a)                              600           44,556
Grupo Televisa SA, ADR                            6,342          393,775
Harris Interactive, Inc. (a)                      4,346           21,165
Journal Communications, Inc.,
   Class A                                          510            8,568
Knight-Ridder, Inc.                                 276           16,930
Lamar Advertising Co., Class A (a)                  970           41,487
Liberty Corp.                                       260            9,571
Lin TV Corp., Class A (a)                         1,795           24,932
Lions Gate Entertainment Corp. (a)                5,600           57,456
McGraw-Hill Companies, Inc.                      13,924          616,137
Media General, Inc., Class A                        160           10,362
New York Times Co., Class A                         395           12,304
News Corp., Class A                              19,070          308,553
R.H. Donnelley Corp. (a)                            740           45,865
Radio One, Inc., Class D (a)                      4,060           51,846
Reader's Digest Association, Inc.                   390            6,435
Scholastic Corp. (a)                                340           13,107
Time Warner, Inc. (a)                            34,203          571,532
TiVo, Inc. (a)                                    1,720           11,490
Valassis Communications, Inc. (a)                   588           21,785
Viacom, Inc., Class A                             6,120          197,186
Vivendi Universal SA                             15,924          498,164
XM Satellite Radio Holdings, Inc.,
   Class A (a)                                    6,090          204,989
                                                          --------------
                                                               4,249,481
                                                          --------------

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
MULTILINE RETAIL--0.7%
Dollar General Corp.                              1,800   $       36,648
Federated Department Stores, Inc.                11,057          810,257
Fred's, Inc.                                        419            6,947
J.C. Penney Co., Inc.                             8,137          427,844
May Department Stores Co.                         1,000           40,160
Nordstrom, Inc.                                   6,970          473,751
                                                          --------------
                                                               1,795,607
                                                          --------------
SPECIALTY RETAIL--3.1%
Abercrombie & Fitch Co., Class A                  1,530          105,111
Bed Bath & Beyond, Inc. (a)                      26,330        1,100,067
Best Buy Co., Inc.                                9,400          644,370
Bombay Co., Inc. (a)                              3,444           19,631
Chico's FAS, Inc. (a)                            25,880          887,166
Children's Place Retail Stores,
   Inc. (a)                                       1,020           47,603
Design Within Reach, Inc. (a)                     1,420           25,702
Esprit Holdings Ltd.                             54,000          388,605
Fast Retailing Co., Ltd.                          4,100          212,607
GameStop Corp., Class A (a)                         670           21,916
Guitar Center, Inc. (a)                             260           15,176
Hibbett Sporting Goods, Inc. (a)                    947           35,835
Home Depot, Inc.                                 42,247        1,643,408
Jarden Corp. (a)                                  1,090           58,773
Limited Brands, Inc.                             12,528          268,350
Lowe's Companies, Inc.                           15,580          907,068
MarineMax, Inc. (a)                                 248            7,750
Monro Muffler, Inc. (a)                             610           18,001
Movie Gallery, Inc.                                 420           11,101
OfficeMax, Inc.                                   1,100           32,747
Pacific Sunwear of California,
   Inc. (a)                                       2,200           50,578
PETCO Animal Supplies, Inc. (a)                   1,040           30,493
PETsMART, Inc.                                    2,374           72,051
Pier 1 Imports, Inc.                                460            6,527
Rent-A-Center, Inc. (a)                              91            2,119
Sherwin-Williams Co.                              8,049          379,027
Staples, Inc.                                    44,010          938,293
TBC Corp. (a)                                       170            4,612
TJX Companies, Inc.                               2,200           53,570
Tuesday Morning Corp.                               651           20,520
Urban Outfitters, Inc. (a)                        3,070          174,038
Zale Corp. (a)                                       27              856
                                                          --------------
                                                               8,183,671
                                                          --------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Adidas-Salomon AG                                 1,929          321,464
Ashworth, Inc. (a)                                1,509           13,596
Coach, Inc. (a)                                  31,498        1,057,388
Delta Apparel, Inc.                                 340            4,396
Hampshire Group Ltd. (a)                            640           12,551
Jos. A. Bank Clothiers, Inc. (a)                  1,420           61,486
Kellwood Co.                                        410           11,029
LVMH Moet Hennessy Louis
   Vuitton SA                                     8,047          618,942
NIKE, Inc., Class B                               7,800          675,480
Reebok International Ltd.                           600           25,098
Russell Corp.                                       460   $        9,407
Stride Rite Corp.                                   570            7,860
Tandy Brands Accessories, Inc.                       49              534
Wolverine World Wide, Inc.                        1,126           27,035
                                                          --------------
                                                               2,846,266
                                                          --------------

CONSUMER STAPLES--5.9%
BEVERAGES--1.5%
Coca-Cola Co.                                    14,480          604,540
Diageo PLC                                       38,720          568,901
Diageo PLC, ADR                                   6,079          360,485
Pepsi Bottling Group, Inc.                        1,700           48,637
PepsiCo, Inc.                                    41,704        2,249,097
                                                          --------------
                                                               3,831,660
                                                          --------------
FOOD & STAPLES RETAILING--0.8%
BJ's Wholesale Club, Inc. (a)                       250            8,122
CVS Corp.                                        22,200          645,354
Kroger Co. (a)                                    2,200           41,866
Performance Food Group Co. (a)                      230            6,948
Rite Aid Corp. (a)                                9,610           40,170
SUPERVALU, Inc.                                   1,200           39,132
United Natural Foods, Inc. (a)                      402           12,209
Wal-Mart Stores, Inc.                            28,290        1,363,578
Weis Markets, Inc.                                  540           20,947
Whole Foods Market, Inc.                            480           56,784
                                                          --------------
                                                               2,235,110
                                                          --------------
FOOD PRODUCTS--0.9%
Bunge Ltd.                                          490           31,066
Central Garden & Pet Co. (a)                        130            6,386
Corn Products International, Inc.                 6,530          155,153
Dean Foods Co. (a)                                1,500           52,860
Delta & Pine Land Co.                             1,030           25,812
Flowers Foods, Inc.                                 425           15,028
H.J. Heinz Co.                                    1,300           46,046
J & J Snack Foods Corp.                             103            5,392
Kraft Foods, Inc., Class A                       15,028          478,041
Lancaster Colony Corp.                              101            4,335
Lance, Inc.                                         450            7,744
Nestle SA, Registered Shares                      2,366          603,834
Royal Numico NV (a)                               7,927          315,812
The Hershey Co.                                   7,753          481,461
TreeHouse Foods, Inc. (a)                           300            8,553
Tyson Foods, Inc., Class A                        1,600           28,480
                                                          --------------
                                                               2,266,003
                                                          --------------
HOUSEHOLD PRODUCTS--1.1%
Clorox Co.                                        9,246          515,187
Colgate-Palmolive Co.                             6,400          319,424
Kimberly-Clark Corp.                              8,229          515,053
Procter & Gamble Co.                             27,667        1,459,434
                                                          --------------
                                                               2,809,098
                                                          --------------
PERSONAL PRODUCTS--0.9%
Alberto-Culver Co.                                  920           39,864
Avon Products, Inc.                              12,380          468,583
Estee Lauder Companies, Inc.,
   Class A                                          900           35,217

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
Gillette Co.                                     33,151   $    1,678,435
Nu Skin Enterprises, Inc., Class A                  560           13,048
                                                          --------------
                                                               2,235,147
                                                          --------------
TOBACCO--0.7%
Altria Group, Inc.                               24,238        1,567,229
UST, Inc.                                         7,259          331,446
                                                          --------------
                                                               1,898,675
                                                          --------------

ENERGY--4.8%
ENERGY EQUIPMENT & SERVICES--0.8%
Atwood Oceanics, Inc. (a)                           460           28,318
Baker Hughes, Inc.                                1,780           91,065
BJ Services Co.                                     600           31,488
Cal Dive International, Inc. (a)                    289           15,135
Dawson Geophysical Co. (a)                          614           13,054
Diamond Offshore Drilling, Inc.                     970           51,827
FMC Technologies, Inc. (a)                        3,180          101,664
Grey Wolf, Inc. (a)                               2,360           17,488
Gulf Island Fabrication, Inc.                         6              119
Halliburton Co.                                   6,046          289,120
Hydril (a)                                          122            6,631
Lufkin Industries, Inc.                             740           26,625
Nabors Industries Ltd. (a)                          960           58,195
National-Oilwell Varco, Inc. (a)                 12,930          614,692
Noble Corp.                                         900           55,359
Schlumberger Ltd.                                 3,827          290,622
Smith International, Inc.                         5,870          373,919
Technip SA, ADR                                     800           37,280
Transocean, Inc. (a)                              1,000           53,970
Universal Compression Holdings,
   Inc. (a)                                         320           11,597
Weatherford International Ltd. (a)                  500           28,990
                                                          --------------
                                                               2,197,158
                                                          --------------
OIL, GAS & CONSUMABLE FUELS--4.0%
Amerada Hess Corp.                                  600           63,906
Bill Barrett Corp. (a)                              104            3,076
Bois d'Arc Energy, Inc. (a)                       3,302           48,705
BP PLC                                           46,345          481,875
BP PLC, ADR                                      16,911        1,054,908
Chesapeake Energy Corp.                           2,520           57,456
ChevronTexaco Corp.                               8,239          460,725
China Petroleum & Chemical Corp.                732,000          286,260
Cimarex Energy Co. (a)                              502           19,541
ConocoPhillips                                   28,466        1,636,510
Edge Petroleum Corp. (a)                          2,200           34,364
Energy Partners Ltd. (a)                          2,050           53,730
EOG Resources, Inc.                               2,550          144,840
Exxon Mobil Corp.                                39,399        2,264,261
Harvest Natural Resources, Inc. (a)                 810            8,853
Houston Exploration Co. (a)                         170            9,019
InterOil Corp. (a)                                  849           23,076
Marathon Oil Corp.                                7,055          376,525
Massey Energy Co.                                 1,460           55,071
Mission Resources Corp. (a)                       5,700           45,999
Murphy Oil Corp.                                    200           10,446
Peabody Energy Corp.                              1,420   $       73,897
Pioneer Drilling Co. (a)                          1,044           15,931
Range Resources Corp.                               570           15,333
Royal Dutch Petroleum Co.,
   N.Y. Registered Shares                         4,373          283,808
Shell Transport & Trading Co.,
   PLC                                           68,600          664,471
Southwestern Energy Co. (a)                       1,320           62,014
Spinnaker Exploration Co. (a)                       800           28,392
Statoil ASA                                      24,662          500,595
Stone Energy Corp. (a)                              320           15,648
Superior Energy Services, Inc. (a)                3,643           64,845
Teekay Shipping Corp.                             1,570           68,923
Total SA                                          3,891          910,261
Ultra Petroleum Corp. (a)                         2,160           65,578
Western Gas Resources, Inc.                       1,870           65,263
Williams Companies, Inc.                          2,400           45,600
XTO Energy, Inc.                                  5,188          176,340
                                                          --------------
                                                              10,196,045
                                                          --------------

FINANCIALS--11.5%
CAPITAL MARKETS--2.0%
A.G. Edwards, Inc.                                3,070          138,611
Affiliated Managers Group, Inc. (a)               1,622          110,831
Bank of New York Co., Inc.                       22,180          638,340
Bear Stearns Companies, Inc.                        500           51,970
Deutsche Bank AG,
   Registered Shares                              3,152          245,509
E*TRADE Financial Corp. (a)                       6,290           87,997
Franklin Resources, Inc.                          3,819          293,987
Goldman Sachs Group, Inc.                         9,340          952,867
Janus Capital Group, Inc.                        20,123          302,650
Jefferies Group, Inc.                               542           20,536
Lazard Ltd., Class A (a)                          3,860           89,745
Legg Mason, Inc.                                  1,240          129,096
Lehman Brothers Holdings, Inc.                      300           29,784
Merrill Lynch & Co., Inc.                        13,547          745,220
Morgan Stanley                                    4,976          261,091
Nomura Holdings, Inc.                            35,000          415,650
Piper Jaffray Companies, Inc. (a)                   260            7,912
T. Rowe Price Group, Inc.                           970           60,722
UBS AG, Registered Shares                         8,080          627,956
                                                          --------------
                                                               5,210,474
                                                          --------------
COMMERCIAL BANKS--3.7%
BancFirst Corp.                                      81            7,046
Banco Santander Central
   Hispano SA                                    31,011          357,707
BancorpSouth, Inc.                                  560           13,216
BancTrust Financial Group, Inc.                     290            5,664
Bank of Granite Corp.                               410            7,847
Boston Private Financial Holdings,
   Inc.                                           1,700           42,840
Bryn Mawr Bank Corp.                                508            9,708
Capitol Bancorp Ltd.                                440           14,788
Chemical Financial Corp.                            430           14,237

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
Chittenden Corp.                                    590   $       16,048
Citizens Banking Corp.                              250            7,555
City Holding Co.                                    160            5,843
City National Corp.                               1,020           73,144
Columbia Banking System, Inc.                       330            8,125
Community Trust Bancorp, Inc.                       280            9,162
Corus Bankshares, Inc.                              380           21,086
Cullen Frost Bankers, Inc.                          900           42,885
Dexia                                            24,800          543,938
East-West Bancorp, Inc.                           2,710           91,029
Fidelity Bankshares, Inc.                           709           18,803
First Citizens BancShares, Inc.,
   Class A                                           60            8,673
First Financial Bankshares, Inc.                    280            9,475
First Financial Corp.                               300            8,619
Greater Bay Bancorp                                 420           11,075
Hancock Holding Co.                                 215            7,396
ITLA Capital Corp. (a)                              200           10,780
Kookmin Bank, ADR                                13,689          623,945
Marshall & Ilsley Corp.                           4,772          212,115
MASSBANK Corp.                                       40            1,386
Mercantile Bank Corp.                               871           38,298
Merchants Bancshares, Inc.                          330            8,659
Mid-State Bancshares                                590           16,384
Mitsubishi Tokyo Financial Group,
   Inc.                                              79          666,986
National City Corp.                               7,747          264,328
North Fork Bancorporation, Inc.                   9,310          261,518
Northrim BanCorp, Inc.                              300            7,044
OTP Bank Rt., Registered Shares                  10,371          691,756
PNC Financial Services Group,
   Inc.                                           4,739          258,086
Prosperity Bancshares, Inc.                       2,000           57,220
Sterling Bancshares, Inc.                           990           15,404
TD Banknorth, Inc. (a)                              833           24,823
TriCo Bancshares                                    760           16,978
TrustCo Bank Corp. NY                               770           10,056
U.S. Bancorp                                     36,900        1,077,480
UMB Financial Corp.                                 270           15,398
Uniao de Bancos Brasileiros SA,
   GDR                                           20,738          800,902
UnionBanCal Corp.                                   600           40,152
Wachovia Corp.                                   20,414        1,012,535
Wells Fargo & Co.                                29,651        1,825,909
Whitney Holding Corp.                               450           14,684
Zions Bancorporation                              6,050          444,857
                                                          --------------
                                                               9,773,592
                                                          --------------
CONSUMER FINANCE--0.3%
Cash America International, Inc.                    770           15,492
MBNA Corp.                                       27,133          709,799
Nelnet, Inc. Class A (a)                            800           26,616
World Acceptance Corp. (a)                        1,353           40,658
                                                          --------------
                                                                 792,565
                                                          --------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Advance America Cash Advance
   Centers, Inc.                                    740           11,840
CIT Group, Inc.                                   1,000   $       42,970
Citigroup, Inc.                                  61,254        2,831,772
Greenhill & Co., Inc.                             1,600           64,816
JAFCO Co., Ltd.                                   4,700          248,565
JPMorgan Chase & Co.                             30,232        1,067,794
Metris Companies, Inc. (a)                        1,260           18,220
MFC Bancorp Ltd. (a)                              1,020           19,003
National Financial Partners Corp.                   450           17,613
                                                          --------------
                                                               4,322,593
                                                          --------------
INSURANCE--2.9%
Ace Ltd.                                            900           40,365
Alleanza Assicurazioni S.p.A.                    36,650          396,875
Allstate Corp.                                    5,348          319,543
Ambac Financial Group, Inc.                       7,138          497,947
American International Group, Inc.               31,025        1,802,553
AmerUs Group Co.                                    220           10,571
Argonaut Group, Inc. (a)                            122            2,817
AXA                                              11,700          290,672
Baldwin & Lyons, Inc., Class B                      350            8,435
Chubb Corp.                                       3,764          322,236
Cincinnati Financial Corp.                          456           18,039
CNA Surety Corp. (a)                                650            9,653
Commerce Group, Inc.                                120            7,453
Delphi Financial Group, Inc.,
   Class A                                          370           16,336
Endurance Specialty Holdings Ltd.                 1,200           45,384
Genworth Financial, Inc., Class A                 1,000           30,230
Harleysville Group, Inc.                            510           10,654
Hartford Financial Services
   Group, Inc.                                    7,388          552,475
Horace Mann Educators Corp.                         500            9,410
Infinity Property & Casualty Corp.                  765           26,683
Lincoln National Corp.                           14,861          697,278
Loews Corp.                                         700           54,250
Nationwide Financial Services, Inc.,
   Class A                                          800           30,352
Navigators Group, Inc. (a)                          456           15,764
Old Republic International Corp.                  1,600           40,464
Philadelphia Consolidated
   Holding Co. (a)                                  159           13,477
Phoenix Companies, Inc.                           1,050           12,495
ProCentury Corp.                                    700            7,021
Prudential Financial, Inc.                        7,440          488,510
Prudential PLC                                   59,300          524,328
Quanta Capital Holdings Ltd. (a)                  1,090            6,791
RLI Corp.                                           274           12,220
Selective Insurance Group, Inc.                     180            8,919
Swiss Re, Registered Shares                       4,564          279,343
Triad Guaranty, Inc. (a)                            594           29,932
UICI                                                460           13,694
United America Indemnity Ltd.,
   Class A (a)                                      570            9,798
Willis Group Holdings Ltd.                        7,293          238,627
XL Capital Ltd., Class A                          7,357          547,508
                                                          --------------
                                                               7,449,102
                                                          --------------

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
REAL ESTATE--0.7%
Alexandria Real Estate Equities,
   Inc., REIT                                       160   $       11,752
Archstone-Smith Trust, REIT                      10,428          402,729
AvalonBay Communities, Inc.,
   REIT                                           4,324          349,379
BioMed Realty Trust, Inc., REIT                     350            8,347
Boston Properties, Inc., REIT                       400           28,000
Brandywine Realty Trust, REIT                       410           12,566
Cousins Properties, Inc., REIT                      340           10,057
EastGroup Properties, Inc., REIT                    380           16,002
Equity Office Properties Trust,
   REIT                                           1,300           43,030
Equity One, Inc., REIT                              490           11,123
Getty Realty Corp., REIT                            400           11,080
Host Marriott Corp., REIT                         3,400           59,500
Kimco Realty Corp., REIT                          6,160          362,886
Mid-America Apartment
   Communities, Inc., REIT                          420           19,076
Nationwide Health Properties, Inc.,
   REIT                                             660           15,583
NTT Urban Development Corp.                          84          343,262
ProLogis Trust, REIT                                636           25,593
PS Business Parks, Inc., REIT                       440           19,558
St. Joe Co.                                         580           47,293
Tanger Factory Outlet Centers,
   Inc., REIT                                       460           12,388
Universal Health Realty Income
   Trust, REIT                                      220            8,384
Urstadt Biddle Properties, Inc.,
   Class A, REIT                                    480            8,314
                                                          --------------
                                                               1,825,902
                                                          --------------
THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp.                       7,642          295,058
Golden West Financial Corp.                       1,300           83,694
PMI Group, Inc.                                   1,400           54,572
Sovereign Bancorp, Inc.                           3,000           67,020
Webster Financial Corp.                           1,100           51,359
                                                          --------------
                                                                 551,703
                                                          --------------

HEALTH CARE--9.4%
BIOTECHNOLOGY--0.6%
Affymetrix, Inc. (a)                                811           43,737
Amgen, Inc. (a)                                  13,570          820,442
AtheroGenics, Inc. (a)                            1,760           28,125
Cytogen Corp. (a)                                 2,019           10,559
Enzo Biochem, Inc. (a)                            1,457           26,124
Exact Sciences Corp. (a)                          1,412            3,219
Exelixis, Inc. (a)                                  961            7,140
Genzyme Corp. (a)                                 1,450           87,131
Human Genome Sciences, Inc. (a)                     978           11,325
Illumina, Inc. (a)                                1,353           16,331
Isolagen, Inc. (a)                                  101              414
Martek Biosciences Corp. (a)                        380           14,421
NeoPharm, Inc. (a)                                2,701           26,983
Neurocrine Biosciences, Inc. (a)                  1,230           51,734
OSI Pharmaceuticals, Inc. (a)                       480   $       19,618
PRA International (a)                               530           14,193
Protein Design Labs, Inc. (a)                    18,070          365,195
QLT, Inc. (a)                                     3,413           35,564
                                                          --------------
                                                               1,582,255
                                                          --------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Alcon, Inc.                                       2,880          314,928
American Medical Systems
   Holdings, Inc. (a)                             1,286           26,556
Aspect Medical Systems, Inc. (a)                    301            8,952
Bausch & Lomb, Inc.                               1,916          159,028
Baxter International, Inc.                       12,090          448,539
Beckman Coulter, Inc.                               820           52,127
Bio-Rad Laboratories, Inc.,
   Class A (a)                                      142            8,408
Biomet, Inc.                                      1,530           52,999
DENTSPLY International, Inc.                        860           46,440
Gen-Probe, Inc. (a)                               1,960           71,011
Greatbatch, Inc. (a)                                450           10,755
Haemonetics Corp. (a)                               280           11,379
Hologic, Inc. (a)                                   472           18,762
Immucor, Inc. (a)                                 1,293           37,432
INAMED Corp. (a)                                    330           22,100
Intuitive Surgical, Inc. (a)                        202            9,421
Invacare Corp.                                      270           11,977
Kinetic Concepts, Inc. (a)                        1,460           87,600
Kyphon, Inc. (a)                                    512           17,813
Medical Action Industries, Inc. (a)                 155            2,767
Medtronic, Inc.                                  12,200          631,838
Millipore Corp. (a)                                 800           45,384
Nektar Therapeutics (a)                           4,660           78,474
ResMed, Inc. (a)                                    920           60,711
Respironics, Inc. (a)                               971           35,063
SonoSite, Inc. (a)                                  970           30,109
STERIS Corp.                                        560           14,431
Sybron Dental Specialties, Inc. (a)                 320           12,038
Syneron Medical Ltd. (a)                            800           29,272
Thermo Electron Corp. (a)                        28,920          777,081
Varian Medical Systems, Inc. (a)                 22,270          831,339
Varian, Inc. (a)                                    970           36,656
Viasys Healthcare, Inc. (a)                         270            6,099
Waters Corp. (a)                                  1,240           46,091
                                                          --------------
                                                               4,053,580
                                                          --------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Advisory Board Co. (a)                            1,359           66,238
Aetna, Inc.                                       7,330          607,071
Apria Healthcare Group, Inc. (a)                    520           18,013
Caremark Rx, Inc. (a)                            13,810          614,821
Centene Corp. (a)                                   589           19,779
Cerner Corp. (a)                                    830           56,415
CIGNA Corp.                                       3,535          378,351
Community Health Systems,
   Inc. (a)                                       2,550           96,364
Coventry Health Care, Inc. (a)                    1,170           82,777
Cross Country Healthcare, Inc. (a)                  480            8,160
DaVita, Inc. (a)                                  2,970          135,076
Genesis HealthCare Corp. (a)                        370           17,124

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
Gentiva Health Services, Inc. (a)                   650   $       11,609
HCA, Inc.                                         1,000           56,670
Health Management Associates,
   Inc., Class A                                  2,260           59,167
HealthExtras, Inc. (a)                              388            7,787
Henry Schein, Inc. (a)                            1,200           49,824
Hooper Holmes, Inc.                               1,250            5,188
Hythiam, Inc. (a)                                 2,400           13,440
Kindred Healthcare, Inc. (a)                        670           26,539
Laboratory Corp. of America
   Holdings (a)                                   1,740           86,826
LHC Group, Inc. (a)                               1,201           21,834
LifePoint Hospitals, Inc. (a)                     1,200           60,624
Medco Health Solutions, Inc. (a)                  1,400           74,704
OCA, Inc. (a)                                       980            1,842
Owens & Minor, Inc.                                 340           10,999
PAREXEL International Corp. (a)                     610           12,108
Pediatrix Medical Group, Inc. (a)                   310           22,797
Psychiatric Solutions, Inc. (a)                     130            6,332
Quest Diagnostics, Inc.                             970           51,672
RehabCare Group, Inc. (a)                           250            6,683
Res-Care, Inc. (a)                                  300            4,068
Rhoen Klinikum AG                                 4,473          309,177
Symbion, Inc. (a)                                   430           10,255
Triad Hospitals, Inc. (a)                           560           30,598
U.S. Physical Therapy, Inc. (a)                   1,300           24,934
United Surgical Partners
   International, Inc. (a)                        1,020           53,122
UnitedHealth Group, Inc.                         21,170        1,103,804
VCA Antech, Inc. (a)                              1,241           30,094
WellPoint, Inc. (a)                              15,820        1,101,705
                                                          --------------
                                                               5,354,591
                                                          --------------
PHARMACEUTICALS--5.1%
Abbott Laboratories                              25,930        1,270,829
Allergan, Inc.                                    1,250          106,550
Amylin Pharmaceuticals, Inc. (a)                 22,930          479,925
BioSante Pharmaceuticals, Inc. (a)                2,600            9,750
Bone Care International, Inc. (a)                 1,000           32,970
Caraco Pharmaceutical
   Laboratories Ltd. (a)                            791            6,787
Connetics Corp. (a)                                 614           10,831
DepoMed, Inc. (a)                                 6,138           26,823
DOV Pharmaceutical, Inc. (a)                      1,670           31,162
Eli Lilly & Co.                                  10,950          610,025
Endo Pharmaceuticals Holdings,
   Inc. (a)                                       2,010           52,823
GlaxoSmithKline PLC                              30,962          746,957
GlaxoSmithKline PLC, ADR                          5,489          266,271
IVAX Corp. (a)                                   17,950          385,925
Johnson & Johnson                                50,484        3,281,460
Medicis Pharmaceutical Corp.,
   Class A                                        3,940          125,016
Merck & Co., Inc.                                14,663          451,620
Neurochem, Inc. (a)                               1,764           17,728
Novartis AG, Registered Shares                   14,905          706,977
Novartis AG, ADR                                 28,335        1,344,213
Noven Pharmaceuticals, Inc. (a)                   2,300           40,204
Par Pharmaceutical Companies,
   Inc. (a)                                         344   $       10,943
Penwest Pharmaceuticals Co. (a)                   1,049           12,399
Perrigo Co.                                         720           10,037
Pfizer, Inc.                                     48,671        1,342,346
Salix Pharmaceuticals Ltd. (a)                    2,800           49,448
Sanofi-Aventis                                    6,620          541,411
Shire Pharmaceuticals Group PLC,
   ADR                                            1,300           42,640
Takeda Pharmaceutical Co., Ltd.                   9,300          459,893
Teva Pharmaceutical Industries
   Ltd., ADR                                     19,480          606,607
Wyeth                                             7,170          319,065
                                                          --------------
                                                              13,399,635
                                                          --------------

INDUSTRIALS--7.3%
AEROSPACE & DEFENSE--1.0%
AAR Corp. (a)                                       700           10,997
Armor Holdings, Inc. (a)                          1,320           52,285
DRS Technologies, Inc.                              300           15,384
Engineered Support Systems, Inc.                    297           10,641
Esterline Technologies Corp. (a)                    480           19,238
General Dynamics Corp.                            6,566          719,240
Goodrich Corp.                                    1,300           53,248
Honeywell International, Inc.                     8,810          322,710
Kaman Corp., Class A                                590           10,644
L-3 Communications Holdings, Inc.                 1,370          104,915
Ladish Co., Inc. (a)                                493            4,925
Northrop Grumman Corp.                              800           44,200
Precision Castparts Corp.                           290           22,591
Rockwell Collins, Inc.                            1,260           60,077
Teledyne Technologies, Inc. (a)                     322           10,491
United Technologies Corp.                        19,644        1,008,719
                                                          --------------
                                                               2,470,305
                                                          --------------
AIR FREIGHT & LOGISTICS--0.1%
C.H. Robinson Worldwide, Inc.                     1,510           87,882
EGL, Inc. (a)                                     1,921           39,035
Hub Group, Inc., Class A (a)                         33              827
Ryder System, Inc.                                  220            8,052
UTI Worldwide, Inc.                               1,830          127,404
                                                          --------------
                                                                 263,200
                                                          --------------
AIRLINES--0.0%
MAIR Holdings, Inc. (a)                             346            3,059
Skywest, Inc.                                       520            9,454
Southwest Airlines Co.                            3,810           53,073
                                                          --------------
                                                                  65,586
                                                          --------------
BUILDING PRODUCTS--0.2%
American Standard Companies,
   Inc.                                          14,840          622,093
NCI Building Systems, Inc. (a)                      380           12,464
                                                          --------------
                                                                 634,557
                                                          --------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
ABM Industries, Inc.                                520           10,140
Angelica Corp.                                      270            6,618
Avery Dennison Corp.                                700           37,072

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
Brink's Co.                                         230   $        8,280
Casella Waste Systems, Inc.,
   Class A (a)                                    1,100           13,200
Cendant Corp.                                    12,155          271,907
Century Business Services, Inc. (a)                 660            2,673
ChoicePoint, Inc. (a)                             2,590          103,729
Cintas Corp.                                      1,100           42,460
Consolidated Graphics, Inc. (a)                     490           19,977
Corporate Executive Board Co.                     2,570          201,308
Educate, Inc. (a)                                   230            3,255
Healthcare Services Group, Inc.                     945           18,976
Imagistics International, Inc. (a)                  540           15,120
Intersections, Inc. (a)                           1,218           14,238
Korn/Ferry International (a)                      1,720           30,530
Laureate Education, Inc. (a)                      1,200           57,432
Manpower, Inc.                                      600           23,868
MDC Partners, Inc., Class A (a)                   3,600           30,456
Mine Safety Appliances Co.                          108            4,990
Navigant Consulting, Inc. (a)                       550            9,713
NCO Group, Inc. (a)                               1,710           36,987
Nichii Gakkan Co.                                16,600          403,262
Pitney Bowes, Inc.                                  600           26,130
Republic Services, Inc.                           4,609          165,970
Resources Connection, Inc. (a)                    1,241           28,828
Robert Half International, Inc.                   4,690          117,109
Secom Co., Ltd.                                  14,500          621,259
Senomyx, Inc. (a)                                   488            8,057
Sourcecorp, Inc. (a)                                330            6,541
TeleTech Holdings, Inc. (a)                         810            6,602
United Stationers, Inc. (a)                         110            5,401
Waste Connections, Inc. (a)                         150            5,594
Waste Management, Inc.                           20,698          586,581
                                                          --------------
                                                               2,944,263
                                                          --------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co., NV,
   N.Y. Registered Shares                         2,270           51,892
Comfort Systems USA, Inc. (a)                        20              132
Dycom Industries, Inc. (a)                          490            9,707
EMCOR Group, Inc. (a)                               160            7,824
Fluor Corp.                                         500           28,795
Jacobs Engineering Group, Inc. (a)                2,525          142,056
Washington Group International,
   Inc. (a)                                         310           15,847
                                                          --------------
                                                                 256,253
                                                          --------------
ELECTRICAL EQUIPMENT--0.6%
AMETEK, Inc.                                      1,100           46,035
Evergreen Solar, Inc. (a)                           732            4,707
Genlyte Group, Inc. (a)                             360           17,546
Hubbell, Inc., Class B                              500           22,050
Plug Power, Inc. (a)                              4,323           29,613
Rockwell Automation, Inc.                        16,160          787,154
Vestas Wind Systems A/S (a)                      34,636          570,955
Woodward Governor Co.                               180           15,125
                                                          --------------
                                                               1,493,185
                                                          --------------
INDUSTRIAL CONGLOMERATES--2.6%
3M Co.                                            8,400          607,320
General Electric Co.                            141,644        4,907,964
Siemens AG, Registered Shares                     5,400   $      392,162
Textron, Inc.                                    11,714          888,507
                                                          --------------
                                                               6,795,953
                                                          --------------
MACHINERY--1.0%
AGCO Corp. (a)                                    1,400           26,768
Atlas Copco AB                                   21,237          335,746
Briggs & Stratton Corp.                             340           11,771
Bucyrus International, Inc.,
   Class A                                          203            7,710
Cuno, Inc. (a)                                    1,300           92,872
Deere & Co.                                       5,643          369,560
Dover Corp.                                         700           25,466
Eaton Corp.                                       6,462          387,074
EnPro Industries, Inc. (a)                          530           15,301
Harsco Corp.                                        370           20,183
Ingersoll-Rand Co., Ltd., Class A                   700           49,945
ITT Industries, Inc.                              4,660          454,956
Joy Global, Inc.                                  2,670           89,685
Kadant, Inc. (a)                                    232            5,088
Kennametal, Inc.                                    600           27,510
Parker Hannifin Corp.                               700           43,407
Pentair, Inc.                                     2,100           89,901
Robbins & Myers, Inc.                               276            5,937
Terex Corp. (a)                                   2,870          113,078
Volvo AB, Class B                                12,102          491,066
Wabash National Corp.                             1,320           31,983
Wabtec Corp.                                        491           10,547
                                                          --------------
                                                               2,705,554
                                                          --------------
ROAD & RAIL--0.4%
Burlington Northern Santa Fe
   Corp.                                          1,000           47,080
Dollar Thrifty Automotive Group,
   Inc. (a)                                         330           12,533
East Japan Railway Co.                              127          651,182
Genesee & Wyoming, Inc.,
   Class A (a)                                    1,567           42,638
Heartland Express, Inc.                           2,460           47,798
Landstar System, Inc. (a)                         1,866           56,207
Norfolk Southern Corp.                            1,400           43,344
Werner Enterprises, Inc.                            550           10,802
                                                          --------------
                                                                 911,584
                                                          --------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Aceto Corp.                                       2,884           21,572
Hughes Supply, Inc.                                 520           14,612
Mitsubishi Corp.                                 35,700          483,001
United Rentals, Inc. (a)                          1,300           26,273
Watsco, Inc.                                        580           24,708
                                                          --------------
                                                                 570,166
                                                          --------------

INFORMATION TECHNOLOGY--10.1%
COMMUNICATIONS EQUIPMENT--1.5%
ADTRAN, Inc.                                        490           12,118
Anaren, Inc. (a)                                    710            9,337
Andrew Corp. (a)                                  4,500           57,420
Audiocodes Ltd. (a)                                 480            4,776

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
Avocent Corp. (a)                                 1,430   $       37,380
Belden CDT, Inc.                                    320            6,784
Black Box Corp.                                     200            7,080
C-COR.net Corp. (a)                                  45              309
Cisco Systems, Inc. (a)                          73,659        1,407,623
Comverse Technology, Inc. (a)                     4,820          113,993
Finisar Corp. (a)                                 7,447            7,819
Foundry Networks, Inc. (a)                        4,632           39,974
Harris Corp.                                      1,480           46,191
Inter-Tel, Inc.                                      59            1,098
Juniper Networks, Inc. (a)                       13,000          327,340
NICE Systems Ltd., ADR (a)                          860           33,944
Nokia Oyj, ADR                                   39,749          661,423
Packeteer, Inc. (a)                                 252            3,553
Plantronics, Inc.                                   250            9,090
QUALCOMM, Inc.                                   19,660          648,977
Telefonaktiebolaget LM Ericsson,
   Class B                                      122,436          391,118
Tollgrade Communications, Inc. (a)                  530            3,975
                                                          --------------
                                                               3,831,322
                                                          --------------
COMPUTERS & PERIPHERALS--1.7%
ATI Technologies, Inc. (a)                        1,400           16,590
Dell, Inc. (a)                                   32,220        1,273,012
Electronics for Imaging, Inc. (a)                   170            3,577
EMC Corp. (a)                                    38,840          532,497
Hewlett-Packard Co.                              15,240          358,292
Imation Corp.                                       260           10,085
Intergraph Corp. (a)                                190            6,547
International Business Machines
   Corp.                                         22,758        1,688,644
Lexmark International, Inc.,
   Class A (a)                                    6,326          410,115
Neoware Systems, Inc. (a)                            88              901
Network Appliance, Inc. (a)                       1,920           54,278
SanDisk Corp. (a)                                 2,250           53,393
SimpleTech, Inc. (a)                              8,000           30,640
                                                          --------------
                                                               4,438,571
                                                          --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0 6%
Aeroflex, Inc. (a)                                   68              572
Agilent Technologies, Inc. (a)                    1,500           34,530
Agilysys, Inc.                                      410            6,437
Amphenol Corp., Class A                           1,400           56,238
Anixter International, Inc. (a)                   1,400           52,038
Applied Films Corp. (a)                           1,493           38,221
Arrow Electronics, Inc. (a)                       1,700           46,172
AU Optronics Corp., ADR (a)                      35,300          597,982
Audiovox Corp., Class A (a)                       1,384           21,452
AVX Corp.                                         2,300           27,876
Benchmark Electronics, Inc. (a)                     370           11,255
Brightpoint, Inc. (a)                               770           17,086
Daktronics, Inc.                                    979           19,590
Flextronics International Ltd. (a)                2,000           26,420
FLIR Systems, Inc. (a)                              273            8,146
Global Imaging Systems, Inc. (a)                  2,020           64,357
Hoya Corp.                                        3,000          344,698
Ingram Micro, Inc., Class A (a)                   1,100           17,226
Itron, Inc. (a)                                     670   $       29,936
Littelfuse, Inc. (a)                              1,200           33,420
Mettler-Toledo International,
   Inc. (a)                                         900           41,922
MTS Systems Corp.                                   370           12,425
Photon Dynamics, Inc. (a)                         1,400           28,854
Plexus Corp. (a)                                  2,150           30,594
Tektronix, Inc.                                   1,200           27,924
Vishay Intertechnology, Inc. (a)                  1,110           13,176
                                                          --------------
                                                               1,608,547
                                                          --------------
INTERNET SOFTWARE & SERVICES--0.4%
CNET Networks, Inc. (a)                             480            5,635
Corillian Corp. (a)                               8,372           25,953
Digital River, Inc. (a)                             920           29,210
Digitas, Inc. (a)                                 5,635           64,295
EarthLink, Inc. (a)                               1,370           11,864
Equinix, Inc. (a)                                   977           42,343
InfoSpace, Inc. (a)                               1,290           42,480
Keynote Systems, Inc. (a)                           640            7,469
Secure Computing Corp. (a)                          418            4,548
ValueClick, Inc. (a)                                452            5,573
VeriSign, Inc. (a)                                1,570           45,153
Yahoo!, Inc. (a)                                 22,550          781,358
                                                          --------------
                                                               1,065,881
                                                          --------------
IT SERVICES--0.6%
Accenture Ltd., Class A (a)                      24,207          548,773
Acxiom Corp.                                        490           10,231
Affiliated Computer Services, Inc.,
   Class A (a)                                    1,630           83,293
Alliance Data Systems Corp. (a)                   2,560          103,834
Anteon International Corp. (a)                       68            3,102
Automatic Data Processing, Inc.                   6,189          259,752
Cognizant Technology Solutions
   Corp., Class A (a)                             6,970          328,496
Euronet Worldwide, Inc. (a)                         235            6,831
Fiserv, Inc. (a)                                  1,340           57,553
MAXIMUS, Inc.                                     1,002           35,361
MPS Group, Inc. (a)                               1,830           17,239
MTC Technologies, Inc. (a)                        1,870           68,872
Paychex, Inc.                                     1,100           35,794
Sykes Enterprises, Inc. (a)                         493            4,683
                                                          --------------
                                                               1,563,814
                                                          --------------
OFFICE ELECTRONICS--0.1%
Xerox Corp. (a)                                  24,783          341,757
Zebra Technologies Corp.,
   Class A (a)                                      610           26,712
                                                          --------------
                                                                 368,469
                                                          --------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--2.5%
Advanced Micro Devices, Inc. (a)                  1,700           29,478
Altera Corp. (a)                                 18,960          375,787
ATMI, Inc. (a)                                      230            6,672
Broadcom Corp., Class A (a)                       4,540          161,215
Brooks Automation, Inc. (a)                         924           13,721
Cymer, Inc. (a)                                     229            6,034

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
Cypress Semiconductor Corp. (a)                   3,500   $       44,065
DSP Group, Inc. (a)                               1,066           25,446
Entegris, Inc. (a)                                6,300           62,370
Exar Corp. (a)                                      630            9,381
Fairchild Semiconductor
   International, Inc. (a)                          340            5,015
FEI Co. (a)                                       2,200           50,182
Integrated Circuit Systems, Inc. (a)                182            3,757
Integrated Device Technology,
   Inc. (a)                                         796            8,557
Intel Corp.                                      53,193        1,386,210
IXYS Corp. (a)                                    4,900           69,482
KLA-Tencor Corp.                                  1,030           45,011
Lam Research Corp. (a)                            1,100           31,834
Leadis Technology, Inc. (a)                       1,920           15,456
Linear Technology Corp.                          11,190          410,561
Marvell Technology Group Ltd. (a)                 4,960          188,679
MEMC Electronic Materials,
   Inc. (a)                                      24,740          390,150
Microchip Technology, Inc.                        7,650          226,593
Microsemi Corp. (a)                                  50              940
Mykrolis Corp. (a)                                3,000           42,630
National Semiconductor Corp.                      1,740           38,332
Nikon Corp.                                      49,000          552,080
NVIDIA Corp. (a)                                  2,700           72,144
Samsung Electronics Co., Ltd.,
   GDR (b)                                        3,095          736,009
Silicon Image, Inc. (a)                           1,550           15,903
Silicon Storage Technology, Inc. (a)              4,945           19,928
Standard Microsystems Corp. (a)                     530           12,391
Taiwan Semiconductor
   Manufacturing Co., Ltd., ADR                  41,097          374,804
Tessera Technologies, Inc. (a)                       54            1,804
Texas Instruments, Inc.                          33,570          942,310
Ultratech, Inc. (a)                               2,538           46,445
Virage Logic Corp. (a)                            4,210           43,363
                                                          --------------
                                                               6,464,739
                                                          --------------
SOFTWARE--2.7%
Activision, Inc. (a)                                800           13,216
Amdocs Ltd. (a)                                   2,170           57,353
American Reprographics Co. (a)                      467            7,514
ANSYS, Inc. (a)                                     146            5,203
Autodesk, Inc.                                   10,520          361,572
Cadence Design Systems, Inc. (a)                  1,000           13,660
Captaris, Inc. (a)                                1,300            5,382
Captiva Software Corp. (a)                        3,393           48,995
Check Point Software
   Technologies Ltd. (a)                          2,900           57,420
Citrix Systems, Inc. (a)                          3,670           79,492
Electronic Arts, Inc. (a)                         8,870          502,131
Epicor Software Corp. (a)                         3,254           42,953
FileNET Corp. (a)                                 1,400           35,196
Hyperion Solutions Corp. (a)                      1,688           67,925
Internet Security Systems, Inc. (a)                 480            9,739
Kronos, Inc. (a)                                    148            5,978
Lawson Software, Inc. (a)                           640            3,296
Macromedia, Inc. (a)                                750   $       28,665
Magma Design Automation,
   Inc. (a)                                       2,636           22,037
Manhattan Associates, Inc. (a)                    2,100           40,341
McAfee, Inc. (a)                                  1,330           34,819
Mercury Interactive Corp. (a)                     2,090           80,172
Micromuse, Inc. (a)                               5,398           30,553
MICROS Systems, Inc. (a)                            330           14,768
Microsoft Corp.                                 105,750        2,626,830
MSC.Software Corp. (a)                              820           11,275
NAVTEQ (a)                                        9,690          360,274
Open Solutions, Inc. (a)                            602           12,227
OpenTV Corp., Class A (a)                         6,256           17,141
Oracle Corp. (a)                                 24,800          327,360
PLATO Learning, Inc. (a)                          1,050            7,749
Progress Software Corp. (a)                         254            7,658
Quest Software, Inc. (a)                             37              504
RSA Security, Inc. (a)                            1,558           17,886
SAP AG                                            1,969          341,660
SAP AG, ADR                                      23,140        1,001,962
ScanSoft, Inc. (a)                                3,838           14,508
SeaChange International, Inc. (a)                 2,426           17,031
Sybase, Inc. (a)                                    540            9,909
Symantec Corp. (a)                               24,760          538,282
Take-Two Interactive Software,
   Inc. (a)                                         330            8,399
THQ, Inc. (a)                                       220            6,439
Transaction Systems Architects,
   Inc., Class A (a)                                620           15,271
Verint Systems, Inc. (a)                          1,200           38,592
VERITAS Software Corp. (a)                        4,250          103,700
                                                          --------------
                                                               7,053,037
                                                          --------------

MATERIALS--2.4%
CHEMICALS--1.6%
Agrium, Inc.                                      2,200           43,142
Air Products & Chemicals, Inc.                   20,631        1,244,049
Airgas, Inc.                                      1,696           41,840
Ashland, Inc.                                       600           43,122
BOC Group PLC                                    16,469          295,148
Celanese Corp., Series A (a)                      2,100           33,369
Cytec Industries, Inc.                              300           11,940
Eastman Chemical Co.                                500           27,575
Engelhard Corp.                                   1,100           31,405
H.B. Fuller Co.                                     440           14,986
Kaneka Corp.                                     31,000          346,311
Landec Corp. (a)                                  4,056           26,364
Linde AG                                          4,124          277,338
Lubrizol Corp.                                    1,300           54,613
Minerals Technologies, Inc.                         220           13,552
Nalco Holding Co. (a)                             1,800           35,334
Potash Corp. of Saskatchewan,
   Inc.                                           1,910          182,558
PPG Industries, Inc.                              3,453          216,710
Praxair, Inc.                                    13,940          649,604
Rohm and Haas Co.                                 1,100           50,974

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
Schulman (A.), Inc.                                 580   $       10,376
Sensient Technologies Corp.                         380            7,832
Shin-Etsu Chemical Co., Ltd.                      8,600          325,071
Stepan Co.                                          310            6,851
Symyx Technologies, Inc. (a)                        185            5,176
UAP Holding Corp.                                 1,230           20,418
Zoltek Companies, Inc. (a)                        2,325           26,110
                                                          --------------
                                                               4,041,768
                                                          --------------
CONSTRUCTION MATERIALS--0.3%
Eagle Materials, Inc.                               240           22,222
Holcim Ltd., Registered Shares                    5,675          343,819
Lafarge SA                                        2,311          209,497
Martin Marietta Materials, Inc.                     700           48,384
                                                          --------------
                                                                 623,922
                                                          --------------
CONTAINERS & PACKAGING--0.0%
AptarGroup, Inc.                                    220           11,176
Bemis Co., Inc.                                   1,200           31,848
Crown Holdings, Inc. (a)                          1,700           24,191
Greif, Inc., Class A                                370           22,607
                                                          --------------
                                                                  89,822
                                                          --------------
METALS & MINING--0.1%
Alpha Natural Resources, Inc. (a)                   420           10,030
AMCOL International Corp.                         2,440           45,848
Carpenter Technology Corp.                          130            6,734
Metal Management, Inc.                              360            6,966
RTI International Metals, Inc. (a)                  330           10,365
Worthington Industries, Inc.                        340            5,372
Allegheny Technologies, Inc.                        830           18,310
Cleveland-Cliffs, Inc.                              230           13,285
Foundation Coal Holdings, Inc.                      130            3,372
Freeport-McMoRan Copper &
   Gold, Inc., Class B                            2,270           84,989
Inco Ltd.                                         1,490           56,247
Phelps Dodge Corp.                                  980           90,650
Reliance Steel & Aluminum Co.                       186            6,895
                                                          --------------
                                                                 359,063
                                                          --------------
PAPER & FOREST PRODUCTS--0.4%
Georgia-Pacific Corp.                             1,600           50,880
MeadWestvaco Corp.                               22,125          620,385
Mercer International, Inc. (a)                    1,130            8,238
P.H. Glatfelter Co.                                 790            9,796
Weyerhaeuser Co.                                  6,767          430,719
                                                          --------------
                                                               1,120,018
                                                          --------------

TELECOMMUNICATION SERVICES--1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
BellSouth Corp.                                  15,421          409,736
North Pittsburgh Systems, Inc.                      390            7,628
SBC Communications, Inc.                         44,788        1,063,715
Telefonica SA                                    29,764          485,477
Telenor ASA                                      53,218          421,988
Verizon Communications, Inc.                     23,983          828,613
                                                          --------------
                                                               3,217,157
                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Alamosa Holdings, Inc. (a)                          818   $       11,370
American Tower Corp., Class A (a)                 3,770           79,246
Cosmote Mobile
   Telecommunications SA                         16,200          292,263
Crown Castle International
   Corp. (a)                                      4,540           92,253
Millicom International
   Cellular SA (a)                                4,826           88,509
NTT DoCoMo, Inc.                                    357          524,900
Price Communications Corp. (a)                      500            8,650
SBA Communications Corp.,
   Class A (a)                                    1,568           21,168
SpectraLink Corp.                                   264            2,777
SpectraSite, Inc. (a)                             1,010           75,174
Telephone & Data Systems, Inc.                    1,100           42,174
Telephone & Data Systems, Inc.,
   Special Shares                                 1,100           44,891
VimpelCom, ADR (a)                                  960           32,669
Western Wireless Corp.,
   Class A (a)                                      720           30,456
                                                          --------------
                                                               1,346,500
                                                          --------------

UTILITIES--1.3%
ELECTRIC UTILITIES--1.1%
ALLETE, Inc.                                        230           11,477
American Electric Power Co., Inc.                 7,817          288,213
Central Vermont Public Service
   Corp.                                            550           10,175
CH Energy Group, Inc.                               370           17,993
Edison International                              1,300           52,715
El Paso Electric Co. (a)                            620           12,679
Entergy Corp.                                     8,289          626,234
Exelon Corp.                                     11,175          573,613
FPL Group, Inc.                                   7,842          329,834
Maine & Maritimes Corp.                             120            2,940
MGE Energy, Inc.                                    220            8,004
Otter Tail Corp.                                    320            8,746
PG&E Corp.                                       10,528          395,221
PPL Corp.                                           500           29,690
Puget Energy, Inc.                                  540           12,625
Reliant Energy, Inc. (a)                          2,300           28,474
TXU Corp.                                         4,905          407,556
                                                          --------------
                                                               2,816,189
                                                          --------------
GAS UTILITIES--0.0%
AGL Resources, Inc.                                 800           30,920
Cascade Natural Gas Corp.                           240            4,920
Energen Corp.                                     1,730           60,636
Northwest Natural Gas Co.                           180            6,883
WGL Holdings, Inc.                                  190            6,392
                                                          --------------
                                                                 109,751
                                                          --------------
INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS--0.1%
AES Corp. (a)                                     8,300          135,954
Constellation Energy Group                        1,500           86,535
                                                          --------------
                                                                 222,489
                                                          --------------

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
MULTI-UTILITIES--0.1%
Dominion Resources, Inc.                          3,832   $      281,231
Energy East Corp.                                 1,300           37,674
Sempra Energy                                       700           28,917
                                                          --------------
                                                                 347,822
                                                          --------------
TOTAL COMMON STOCKS
   (cost of $144,906,137)                                    165,887,032
                                                          --------------

                                               PAR
                                         --------------
CORPORATE FIXED-INCOME
   BONDS & NOTES--12.6%
BASIC MATERIALS--0.5%
CHEMICALS--0.1%
Airgas, Inc.
   6.250% 07/15/14                       $        5,000            5,100
   9.125% 10/01/11                              140,000          151,375
EquiStar Chemicals LP
   10.125% 09/01/08                              60,000           64,950
   10.625% 05/01/11                              15,000           16,650
Nalco Co.
   7.750% 11/15/11                               90,000           95,738
                                                          --------------
                                                                 333,813
                                                          --------------
FOREST PRODUCTS & PAPER--0.2%
Boise Cascade LLC
   7.125% 10/15/14 (b)                          125,000          122,813
International Paper Co.
   4.250% 01/15/09                              250,000          246,730
Westvaco Corp.
   8.200% 01/15/30                              150,000          196,236
                                                          --------------
                                                                 565,779
                                                          --------------
IRON/STEEL--0.1%
Russel Metals, Inc.
   6.375% 03/01/14                               80,000           76,600
United States Steel Corp.
   9.750% 05/15/10                               25,000           26,938
                                                          --------------
                                                                 103,538
                                                          --------------
METALS & MINING--0.1%
Alcan, Inc.
   4.500% 05/15/13                              300,000          296,244
                                                          --------------

COMMUNICATIONS--1.5%
MEDIA--0.8%
Dex Media West LLC
   5.875% 11/15/11                              175,000          172,375
DirecTV Holdings LLC
   8.375% 03/15/13                              145,000          160,225
EchoStar DBS Corp.
   5.750% 10/01/08                              110,000          109,725
   6.625% 10/01/14                               65,000           64,188
Emmis Operating Co.
   6.875% 05/15/12                               55,000           54,588
Jones Intercable, Inc.
   7.625% 04/15/08                              350,000          379,564
Lamar Media Corp.
   7.250% 01/01/13                       $      200,000   $      212,000
LIN Television Corp.
   6.500% 05/15/13                              110,000          104,775
R.H. Donnelley Finance Corp.
   10.875% 12/15/12 (b)                         175,000          203,875
Rogers Cable, Inc.
   6.250% 06/15/13                              120,000          119,700
   7.875% 05/01/12                               30,000           32,625
Time Warner, Inc.
   6.625% 05/15/29                              300,000          335,358
Warner Music Group
   7.375% 04/15/14                               75,000           75,937
                                                          --------------
                                                               2,024,935
                                                          --------------
TELECOMMUNICATION SERVICES--0.7%
Cingular Wireless Services, Inc.
   8.750% 03/01/31                              150,000          210,393
Deutsche Telekom International
   Finance BV
   8.500% 06/15/10                              275,000          320,820
Nextel Communications, Inc.
   5.950% 03/15/14                               45,000           46,744
   7.375% 08/01/15                              125,000          135,000
Rogers Wireless, Inc.
   7.500% 03/15/15                               70,000           75,950
   8.000% 12/15/12                               95,000          102,125
Sprint Capital Corp.
   6.875% 11/15/28                              200,000          229,736
Verizon Global Funding Corp.
   7.750% 12/01/30                              475,000          611,458
Vodafone Group PLC
   7.750% 02/15/10                              150,000          171,267
                                                          --------------
                                                               1,903,493
                                                          --------------

CONSUMER CYCLICAL--1.7%
AIRLINES--0.6%
United Air Lines, Inc.
   7.032% 10/01/10 (c)                        1,365,082        1,296,828
   9.200% 03/22/08 (d)                          507,021          243,370
                                                          --------------
                                                               1,540,198
                                                          --------------
AUTO MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp.
   8.500% 01/18/31                              150,000          188,837
                                                          --------------
AUTO PARTS & EQUIPMENT--0.0%
TRW Automotive, Inc.
   9.375% 02/15/13                               40,000           44,400
                                                          --------------
ENTERTAINMENT--0.0%
Cinemark USA, Inc.
   9.000% 02/01/13                              110,000          113,850
                                                          --------------
HOME BUILDERS--0.1%
K. Hovnanian Enterprises, Inc.
   6.000% 01/15/10                               40,000           39,300
   6.375% 12/15/14                               30,000           29,625
   6.500% 01/15/14                               15,000           15,000

                 See Accompanying Notes to Financial Statements.

                                               PAR             VALUE
                                         --------------   --------------
KB Home
   8.625% 12/15/08                       $      100,000   $      109,250
Toll Corp.
   8.250% 12/01/11                              105,000          113,138
                                                          --------------
                                                                 306,313
                                                          --------------
LEISURE TIME--0.2%
K2, Inc.
   7.375% 07/01/14                               50,000           52,500
Leslie's Poolmart
   7.750% 02/01/13                               65,000           65,650
Royal Caribbean Cruises Ltd.
   6.750% 03/15/08                               50,000           52,125
   6.875% 12/01/13                               50,000           53,250
   8.750% 02/02/11                              130,000          149,825
Speedway Motorsports, Inc.
   6.750% 06/01/13                              110,000          114,125
                                                          --------------
                                                                 487,475
                                                          --------------
LODGING--0.4%
Caesars Entertainment, Inc.
   7.875% 03/15/10                               30,000           33,225
   8.875% 09/15/08                               25,000           27,625
   9.375% 02/15/07                               25,000           26,875
Kerzner International Ltd.
   8.875% 08/15/11                              120,000          128,400
MGM Mirage
   6.000% 10/01/09                               85,000           85,531
   8.500% 09/15/10                              140,000          154,700
Starwood Hotels & Resorts
   Worldwide, Inc.
   7.875% 05/01/12                              110,000          124,025
Station Casinos, Inc.
   6.500% 02/01/14                              225,000          230,344
Wynn Las Vegas LLC
   6.625% 12/01/14                              115,000          111,837
                                                          --------------
                                                                 922,562
                                                          --------------
RETAIL--0.3%
AutoNation, Inc.
   9.000% 08/01/08                              105,000          114,975
Couche-Tard
   7.500% 12/15/13                              105,000          111,037
Domino's, Inc.
   8.250% 07/01/11                               75,000           80,625
Group 1 Automotive, Inc.
   8.250% 08/15/13                               55,000           55,550
Suburban Propane Partners LP
   6.875% 12/15/13                               85,000           80,750
Wal-Mart Stores, Inc.
   4.000% 01/15/10                              400,000          397,508
                                                          --------------
                                                                 840,445
                                                          --------------

CONSUMER NON-CYCLICAL--1.4%
BEVERAGES--0.3%
Constellation Brands, Inc.
   8.125% 01/15/12                       $      175,000   $      186,812
Cott Beverages, Inc.
   8.000% 12/15/11                              210,000          223,650
Diageo Capital PLC
   3.375% 03/20/08                              375,000          367,639
                                                          --------------
                                                                 778,101
                                                          --------------
COMMERCIAL SERVICES--0.2%
Corrections Corp. of America
   6.250% 03/15/13                               30,000           29,775
   7.500% 05/01/11                              135,000          140,400
Iron Mountain, Inc.
   7.750% 01/15/15                               10,000           10,100
   8.625% 04/01/13                              160,000          165,600
United Rentals, Inc.
   7.750% 11/15/13                               85,000           83,300
Stewart Enterprises, Inc.
   6.250% 02/15/13 (b)                           55,000           54,587
                                                          --------------
                                                                 483,762
                                                          --------------
COSMETICS/PERSONAL CARE--0.1%
Procter & Gamble Co.
   4.750% 06/15/07                              350,000          355,499
                                                          --------------
FOOD--0.3%
Del Monte Corp.
   6.750% 02/15/15 (b)                           60,000           60,900
General Mills, Inc.
   2.625% 10/24/06                              325,000          319,108
Kroger Co.
   6.200% 06/15/12                              300,000          321,582
                                                          --------------
                                                                 701,590
                                                          --------------
HEALTHCARE SERVICES--0.4%
Coventry Health Care, Inc.
   5.875% 01/15/12                              115,000          117,013
Extendicare Health Services, Inc.
   6.875% 05/01/14                               50,000           49,625
   9.500% 07/01/10                               15,000           16,238
Fisher Scientific International, Inc.
   6.750% 08/15/14                              145,000          151,887
HCA, Inc.
   6.950% 05/01/12                              165,000          175,624
Select Medical Corp.
   7.625% 02/01/15 (b)                           60,000           59,100
Triad Hospitals, Inc.
   7.000% 05/15/12                              125,000          131,250
   7.000% 11/15/13                               45,000           46,350
UnitedHealth Group, Inc.
   3.375% 08/15/07                              400,000          393,628
                                                          --------------
                                                               1,140,715
                                                          --------------
HOUSEHOLD PRODUCTS/WARES--0.0%
Scotts Co.
   6.625% 11/15/13                               50,000           52,000
                                                          --------------

                 See Accompanying Notes to Financial Statements.

                                               PAR             VALUE
                                         --------------   --------------
PHARMACEUTICALS--0.1%
AmerisourceBergen Corp.
   8.125% 09/01/08                       $       75,000   $       81,469
Omnicare, Inc.
   8.125% 03/15/11                              110,000          116,187
                                                          --------------
                                                                 197,656
                                                          --------------

ENERGY--1.1%
COAL--0.2%
Arch Western Finance LLC
   6.750% 07/01/13                              180,000          185,850
Peabody Energy Corp.
   6.875% 03/15/13                              225,000          239,625
                                                          --------------
                                                                 425,475
                                                          --------------
OIL & GAS--0.5%
Chesapeake Energy Corp.
   6.375% 06/15/15 (b)                          100,000          102,250
   7.500% 09/15/13                              120,000          129,000
Devon Energy Corp.
   7.950% 04/15/32                              250,000          328,700
Marathon Oil Corp.
   6.800% 03/15/32                              250,000          293,087
Newfield Exploration Co.
   6.625% 09/01/14                              165,000          172,425
Plains Exploration & Production Co.
   7.125% 06/15/14                              130,000          139,100
Pride International, Inc.
   7.375% 07/15/14                               85,000           92,969
Vintage Petroleum, Inc.
   7.875% 05/15/11                              110,000          116,050
                                                          --------------
                                                               1,373,581
                                                          --------------
OIL & GAS SERVICES--0.1%
Grant Prideco, Inc.
   9.000% 12/15/09                               25,000           27,375
Hornbeck Offshore Services, Inc.
   6.125% 12/01/14                               85,000           85,638
Pogo Producing Co.
   6.625% 03/15/15 (b)                           80,000           82,400
Universal Compression, Inc.
   7.250% 05/15/10                              100,000          104,250
                                                          --------------
                                                                 299,663
                                                          --------------
PIPELINES--0.3%
Kinder Morgan Energy
   Partners LP
   7.300% 08/15/33                              325,000          395,648
MarkWest Energy Partners LP
   6.875% 11/01/14 (b)                           75,000           74,250
Williams Companies, Inc.
   7.125% 09/01/11                               25,000           27,063
   8.125% 03/15/12                              130,000          148,850
                                                          --------------
                                                                 645,811
                                                          --------------

FINANCIALS--4.0%
BANKS--0.9%
HSBC Capital Funding LP
   9.547% 06/30/10 (b)                   $      550,000   $      668,739
Rabobank Capital Funding II
   5.260% 12/31/13 (b)                          550,000          564,217
Wachovia Corp.
   4.875% 02/15/14                              550,000          563,316
Wells Fargo & Co.
   3.419% 03/10/08 (e)                          700,000          695,310
                                                          --------------
                                                               2,491,582
                                                          --------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
American Express Credit Corp.
   3.000% 05/16/08                              375,000          363,585
Capital One Bank
   4.875% 05/15/08                              190,000          192,706
Caterpillar Financial Services Corp.
   3.625% 11/15/07                              250,000          247,123
Citicorp
   8.040% 12/15/19 (b)                        1,075,000        1,380,837
Countrywide Home Loans, Inc.
   2.875% 02/15/07                              300,000          293,916
Credit Suisse First Boston USA, Inc.
   4.625% 01/15/08                              400,000          404,908
Ford Motor Credit Co.
   7.375% 10/28/09                              525,000          516,274
Goldman Sachs Group, Inc.
   6.345% 02/15/34                              325,000          354,221
John Deere Capital Corp.
   4.625% 04/15/09                              350,000          354,239
JPMorgan Chase Capital XV
   5.875% 03/15/35                              425,000          437,818
Merrill Lynch & Co., Inc.
   4.125% 01/15/09                              375,000          374,374
Morgan Stanley
   6.750% 04/15/11                              360,000          400,057
SLM Corp.
   5.125% 08/27/12                              525,000          544,750
UFJ Finance Aruba AEC
   6.750% 07/15/13                              375,000          419,475
                                                          --------------
                                                               6,284,283
                                                          --------------
INSURANCE--0.5%
American International Group, Inc.
   2.875% 05/15/08                              575,000          553,196
Prudential Insurance
   Co. of America
   7.650% 07/01/07 (b)                          625,000          664,719
                                                          --------------
                                                               1,217,915
                                                          --------------
REAL ESTATE INVESTMENT TRUSTS--0.2%
Health Care Property Investors, Inc.
   6.450% 06/25/12                              350,000          378,448
Host Marriott LP
   6.375% 03/15/15 (b)                           60,000           59,400
iStar Financial, Inc.
   7.000% 03/15/08                               75,000           79,291
                                                          --------------
                                                                 517,139
                                                          --------------

                 See Accompanying Notes to Financial Statements.

                                               PAR             VALUE
                                         --------------   --------------
INDUSTRIALS--1.5%
AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp.
   6.125% 07/15/13                       $       35,000   $       35,175
   7.625% 06/15/12                              175,000          186,375
Raytheon Co.
   8.300% 03/01/10                              325,000          376,558
TransDigm, Inc.
   8.375% 07/15/11                              110,000          115,775
                                                          --------------
                                                                 713,883
                                                          --------------
ENVIRONMENTAL CONTROL--0.2%
Allied Waste North America, Inc.
   6.375% 04/15/11                               40,000           38,200
   Series B,
   9.250% 09/01/12                               67,000           72,025
Waste Management, Inc.
   7.375% 08/01/10                              350,000          391,076
                                                          --------------
                                                                 501,301
                                                          --------------
HAND/MACHINE TOOLS--0.0%
Kennametal, Inc.
   7.200% 06/15/12                              100,000          111,577
                                                          --------------
MACHINERY DIVERSIFIED--0.1%
Westinghouse Air Brake
   Technologies Corp.
   6.875% 07/31/13                              115,000          117,587
Manitowoc Co., Inc.
   7.125% 11/01/13                               30,000           31,163
                                                          --------------
                                                                 148,750
                                                          --------------
MISCELLANEOUS MANUFACTURING--0.3%
General Electric Co.
   5.000% 02/01/13                              700,000          722,603
                                                          --------------
PACKAGING & CONTAINERS--0.3%
Ball Corp.
   6.875% 12/15/12                              215,000          226,288
Owens-Brockway Glass Container
   6.750% 12/01/14                               25,000           25,406
Owens-Illinois, Inc.
   7.500% 05/15/10                              160,000          168,000
Silgan Holdings, Inc.
   6.750% 11/15/13                              225,000          230,062
Smurfit-Stone Container Corp.
   9.750% 02/01/11                              110,000          116,050
Stone Container Finance
   7.375% 07/15/14                               90,000           84,600
                                                          --------------
                                                                 850,406
                                                          --------------
TRANSPORTATION--0.3%
FedEx Corp.
   7.530% 09/23/06                              243,899          250,838
Offshore Logistics, Inc.
   6.125% 06/15/13                               95,000           91,556
Overseas Shipholding Group
   8.250% 03/15/13                              105,000          109,725
Teekay Shipping Corp.
   8.875% 07/15/11                              265,000          301,438
                                                          --------------
                                                                 753,557
                                                          --------------
TECHNOLOGY--0.1%
COMPUTERS--0.1%
International Business
   Machines Corp.
   5.875% 11/29/32                       $      250,000   $      277,885
                                                          --------------
SEMICONDUCTORS--0.0%
Freescale Semiconductor, Inc.
   6.875% 07/15/11                              100,000          106,250
                                                          --------------

UTILITIES--0.8%
ELECTRIC UTILITIES--0.7%
AES Corp.
   7.750% 03/01/14                              150,000          162,375
Exelon Generation Co. LLC
   6.950% 06/15/11                              275,000          307,920
Nevada Power Co.
   5.875% 01/15/15 (b)                           45,000           45,000
   6.500% 04/15/12                               30,000           31,200
NorthWestern Corp.
   5.875% 11/01/14 (b)                           10,000           10,150
Scottish Power PLC
   4.910% 03/15/10                              350,000          353,244
Southern Power Co.
   6.250% 07/15/12                              280,000          306,732
TECO Energy, Inc.
   6.750% 05/01/15 (b)                           40,000           42,300
   7.000% 05/01/12                               45,000           48,488
Texas Genco LLC
   6.875% 12/15/14 (b)                          100,000          105,250
Virginia Electric and Power Co.
   5.375% 02/01/07                              425,000          432,646
                                                          --------------
                                                               1,845,305
                                                          --------------
MULTI-UTILITIES--0.1%
Sempra Energy
   4.750% 05/15/09                              200,000          201,304
                                                          --------------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $32,036,226)                                      32,869,475
                                                          --------------

MORTGAGE-BACKED SECURITIES--9.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS--1.4%
Federal Home Loan Mortgage Corp.
   4.500% 03/15/18                            1,500,000        1,504,022
   5.000% 07/25/15 - 12/25/15                 2,115,000        2,141,010
                                                          --------------
                                                               3,645,032
                                                          --------------
MORTGAGE-BACKED SECURITIES--8.1%
Federal Home Loan Mortgage Corp.
   5.500% 12/01/32 - 09/01/34                 1,597,997        1,621,415
   6.500% 12/01/10 - 07/01/31                 1,681,969        1,747,450
   7.000% 04/01/29 - 08/01/31                    37,255           39,250
   7.500% 07/01/15 - 01/01/30                    25,468           27,188
   8.000% 09/01/15                               16,295           17,420
   12.000% 07/01/20                             113,333          125,318
   TBA,
   5.000% 12/01/35                            1,403,000        1,396,862

                 See Accompanying Notes to Financial Statements.

                                               PAR             VALUE
                                         --------------   --------------
Federal National Mortgage
   Association
   5.000% 01/01/18 - 06/01/18            $    3,952,162   $    3,999,725
   5.500% 05/01/16 - 10/01/34                 5,358,880        5,436,932
   6.000% 04/01/16 - 07/01/31                   120,827          124,547
   6.324% 10/01/08                              229,398          226,158
   6.500% 08/01/31 - 12/01/31                   491,273          509,590
   7.000% 07/01/31 - 12/01/32                   396,963          418,732
   7.500% 09/01/15 - 08/01/31                    90,826           96,855
   8.000% 04/01/30 - 05/01/30                    21,006           22,592
   TBA,
   5.000% 12/01/35                            3,474,000        3,465,692
Government National
   Mortgage Association
   3.750% 07/20/25 (e)                           36,580           37,166
   6.000% 12/15/28 - 03/15/29                   942,939          974,620
   6.500% 05/15/13 - 05/15/29                   165,850          173,628
   7.000% 11/15/13 - 06/15/31                    15,945           16,839
   7.500% 09/15/29                               14,796           15,863
   8.000% 03/15/26 - 03/15/26                   438,487          474,460
   9.000% 12/15/17                                5,586            6,081
                                                          --------------
                                                              20,974,383
                                                          --------------
TOTAL MORTGAGE-BACKED SECURITIES
   (cost of $24,334,868)                                      24,619,415
                                                          --------------

GOVERNMENT AGENCIES & OBLIGATIONS--4.0%
FOREIGN GOVERNMENT BONDS--0.4%
Province of Quebec
   7.000% 01/30/07                              525,000          550,783
United Mexican States
   7.500% 04/08/33                              375,000          428,062
                                                          --------------
                                                                 978,845
                                                          --------------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS--3.6%
Federal Home Loan Bank System
   2.250% 05/15/06 (f)                          100,000           98,719
Federal National Mortgage
   Association
   6.625% 09/15/09                            2,595,000        2,859,578
U.S. Treasury Bond
   6.250% 08/15/23                            2,685,000        3,346,077
U.S. Treasury Notes
   3.375% 10/15/09                              175,000          172,539
   3.500% 11/15/06                              675,000          674,235
   4.250% 11/15/13 - 08/15/14                 2,200,000        2,253,253
                                                          --------------
                                                               9,404,401
                                                          --------------
TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $10,082,780)                                      10,383,246
                                                          --------------

ASSET-BACKED SECURITIES--3.5%
AmeriCredit Automobile
   Receivables Trust
   3.930% 10/06/11                              800,000          795,616
California Infrastructure
   6.420% 12/26/09                       $    1,200,000   $    1,254,708
Capital One Multi-Asset Execution
   Trust
   3.650% 07/15/11                              870,000          861,457
Chase Manhattan Auto Owner Trust
   3.800% 05/15/08                               99,995          100,025
Chemical Bank Master Credit
   Card Trust I
   5.980% 09/15/08                              150,000          151,674
Citibank Credit Card Issuance Trust
   2.900% 05/17/10                            1,800,000        1,747,260
Consumer Funding LLC
   5.430% 04/20/15                              510,000          541,727
Green Tree Financial Corp.
   6.870% 01/15/29                              154,829          164,577
Navistar Financial, Series B
   3.250% 10/15/10                            1,700,000        1,676,319
Origen Manufactured Housing
   3.380% 08/15/17                              550,000          537,465
PG&E Energy Recovery
   Funding LLC
   3.870% 06/25/11                              660,000          657,749
Providian Gateway Master Trust
   3.350% 09/15/11 (b)                          200,000          196,850
Standard Credit Card Master Trust
   6.550% 10/07/07                              500,000          503,645
                                                          --------------
TOTAL ASSET-BACKED SECURITIES
   (cost of $9,394,091)                                        9,189,072
                                                          --------------

COLLATERALIZED MORTGAGE OBLIGATIONS--1.9%
COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
American Mortgage Trust
   8.445% 09/27/22                               21,730           17,384
Rural Housing Trust
   6.330% 04/01/26                                8,602            8,570
                                                          --------------
                                                                  25,954
                                                          --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES--1.9%
First Union Chase Commercial
   Mortgage
   6.645% 06/15/31                              750,000          800,587
LB-UBS Commercial Mortgage
   Trust
   6.510% 12/15/26                            3,750,000        4,098,225
                                                          --------------
                                                               4,898,812
                                                          --------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (cost of $4,686,917)                                        4,924,766
                                                          --------------

                 See Accompanying Notes to Financial Statements.

                                             SHARES            VALUE
                                         --------------   --------------
INVESTMENT COMPANY--0.7%
iShares Russell 1000 Value
   Index Fund                                    28,961   $    1,929,961
                                                          --------------
TOTAL INVESTMENT COMPANY
   (cost of $1,860,879)                                        1,929,961
                                                          --------------

CONVERTIBLE PREFERRED STOCK--0.0%
BASIC MATERIALS--0.0%
CHEMICALS--0.0%
Celanese Corp. (a)                                  200            4,900
                                                          --------------
TOTAL CONVERTIBLE PREFERRED STOCK
   (cost of $5,000)                                                4,900
                                                          --------------

                                               PAR
                                         --------------
CONVERTIBLE BOND--0.0%
COMMUNICATIONS--0.0%
TELECOMMUNICATION SERVICES--0.0%
Lucent Technologies, Inc
   2.750% 06/15/25                       $       20,073           23,202
                                                          --------------
TOTAL CONVERTIBLE BOND
   (cost of $22,953)                                              23,202
                                                          --------------

SHORT-TERM OBLIGATIONS--5.5%
U.S. GOVERNMENT AGENCY & OBLIGATION--1.1%
Federal National Mortgage Association
   3.174% 09/14/05 (g)                        3,000,000        2,980,375
                                                          --------------
REPURCHASE AGREEMENTS--4.4%
Repurchase agreement with State
   Street Bank & Trust Co.,
   dated 06/30/05, due 07/01/05 at
   2.700%, collateralized by a U.S.
   Treasury Bonds and Notes with
   various maturities to 11/15/21,
   market value of $11,585,984
   (repurchase proceeds $11,342,851)         11,342,000       11,342,000
                                                          --------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $14,322,375)                                      14,322,375
                                                          --------------
TOTAL INVESTMENTS--101.3%
   (cost of $241,652,226) (h)                                264,153,444
                                                          --------------
OTHER ASSETS & LIABILITIES, NET--(1.3)%                       (3,488,098)
                                                          --------------
NET ASSETS--100.0%                                        $  260,666,456
                                                          ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing security.
(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $5,233,646, which represents 2.0% of net assets.
(c) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At June 30, 2005, the value of this security represents 0.5% of net assets.
(d) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2005, the value of this security represents 0.1% of net assets.
(e) The interest rate shown on floating rate or variable rate securities reflect the rate at June 30, 2005.
(f)  Security pledged as collateral for open futures contracts.
(g)  The rate shown represents the annualized yield at the date of purchase.
(h)  Cost for federal income tax purposes is $241,947,664.

At June 30, 2005, the Fund held the following open short futures contracts:

                      NUMBER OF                       AGGREGATE      EXPIRATION       UNREALIZED
TYPE                  CONTRACTS         VALUE        FACE VALUE         DATE         APPRECIATION
----                -------------   -------------   -------------   -------------   -------------
2-Year U.S.
  Treasury Note          20         $   4,153,750   $   4,161,140      Sep-05       $       7,390

At June 30, 2005, the asset allocation of the Fund is as follows:

ASSET ALLOCATION                            % OF NET ASSETS
----------------                            ---------------
Common Stocks                                     63.6%
Corporate Fixed-Income Bonds & Notes              12.6
Mortgage-Backed Securities                         9.5
Government Agencies & Obligations                  4.0
Asset-Backed Securities                            3.5
Collateralized Mortgage Obligations                1.9
Investment Company                                 0.7
Short-Term Obligations                             5.5
Other Assets & Liabilities, Net                   (1.3)
                                                 -----
                                                 100.0%
                                                 =====

            ACRONYM                NAME
            -------                ----
             ADR       American Depositary Receipt
             GDR       Global Depositary Receipt
             REIT      Real Estate Investment Trust
             TBA       To Be Announced

                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Asset Allocation Fund, Variable Series / June 30, 2005 (Unaudited)

ASSETS:
Investments, at cost                                                               $    241,652,226
                                                                                   ----------------
Investments, at value                                                              $    264,153,444
Foreign currency (cost of $697,491)                                                         681,449
Receivable for:
   Investments sold                                                                      11,734,614
   Fund shares sold                                                                          21,287
   Interest                                                                                 788,740
   Dividends                                                                                198,036
   Foreign tax reclaims                                                                      59,058
Expense reimbursement due from Investment Advisor                                             9,762
Deferred Trustees' compensation plan                                                         13,793
                                                                                   ----------------
     TOTAL ASSETS                                                                       277,660,183
                                                                                   ----------------
LIABILITIES:
Payable to custodian bank                                                                   274,371
Payable for:
   Investments purchased                                                                  6,866,484
   Investments purchased on a delayed delivery basis                                      9,266,169
   Fund shares repurchased                                                                  367,990
   Investment advisory fee                                                                   97,579
   Administration fee                                                                        32,576
   Transfer agent fee                                                                           595
   Pricing and bookkeeping fees                                                              10,346
   Trustees' fees                                                                               182
   Audit fee                                                                                 21,962
   Custody fee                                                                               11,584
   Distribution fee--Class B                                                                 13,495
Deferred Trustees' fees                                                                      13,793
Other liabilities                                                                            16,601
                                                                                   ----------------
     TOTAL LIABILITIES                                                                   16,993,727
                                                                                   ----------------
NET ASSETS                                                                         $    260,666,456
                                                                                   ================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $    234,676,200
Undistributed net investment income                                                       2,609,756
Accumulated net realized gain                                                               888,874
Net unrealized appreciation (depreciation) on:
   Investments                                                                           22,501,218
   Foreign currency translations                                                            (16,982)
   Futures contracts                                                                          7,390
                                                                                   ----------------
NET ASSETS                                                                         $    260,666,456
                                                                                   ================
CLASS A:
Net assets                                                                         $    196,383,134
Shares outstanding                                                                       13,542,946
                                                                                   ================
Net asset value per share                                                          $          14.50
                                                                                   ================
CLASS B:
Net assets                                                                         $     64,283,322
Shares outstanding                                                                        4,447,180
                                                                                   ================
Net asset value and offering price per share                                       $          14.45
                                                                                   ================

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                          $      1,687,757
Interest                                                                                  2,352,885
                                                                                   ----------------
   Total Investment Income (net of foreign taxes withheld of $77,346)                     4,040,642
                                                                                   ----------------
EXPENSES:
Investment advisory fee                                                                     602,582
Administration fee                                                                          200,861
Distribution fee--Class B                                                                    81,534
Transfer agent fee                                                                            3,720
Pricing and bookkeeping fees                                                                 81,406
Trustees' fees                                                                                6,070
Custody fee                                                                                  84,251
Non-recurring costs (See Note 6)                                                              3,324
Other expenses                                                                               49,266
                                                                                   ----------------
   Total Expenses                                                                         1,113,014
Fees and expenses waived or reimbursed by Investment Advisor                                (17,995)
Fees reimbursed by Distributor--Class B                                                     (38,465)
Non-recurring costs assumed by Investment Advisor (See Note 6)                               (3,324)
Custody earnings credit                                                                          (5)
                                                                                   ----------------
   Net Expenses                                                                           1,053,225
                                                                                   ----------------
Net Investment Income                                                                     2,987,417
                                                                                   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                                                           13,209,148
   Foreign currency transactions                                                            (88,511)
                                                                                   ----------------
     Net realized gain                                                                   13,120,637
                                                                                   ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                          (15,537,686)
   Foreign currency translations                                                            (21,580)
   Futures contracts                                                                          7,390
                                                                                   ----------------
     Net change in unrealized appreciation (depreciation)                               (15,551,876)
                                                                                   ----------------
Net Loss                                                                                 (2,431,239)
                                                                                   ----------------
Net Increase in Net Assets from Operations                                         $        556,178
                                                                                   ================

                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Asset Allocation Fund, Variable Series

                                                                                      (UNAUDITED)
                                                                                      SIX MONTHS
                                                                                         ENDED            YEAR ENDED
                                                                                       JUNE 30,          DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                       2005                2004
----------------------------------                                                 ----------------    ----------------
OPERATIONS:
Net investment income                                                              $      2,987,417    $      6,422,298
Net realized gain on investments and foreign currency transactions                       13,120,637          15,365,115
Net change in unrealized appreciation (depreciation) on investments, foreign
   currency translations and futures contracts                                          (15,551,876)          4,944,750
                                                                                   ----------------    ----------------
        Net Increase from Operations                                                        556,178          26,732,163
                                                                                   ----------------    ----------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                               (5,242,940)         (5,346,117)
   Class B                                                                               (1,594,792)         (1,442,518)
                                                                                   ----------------    ----------------
        Total Distributions Declared to Shareholders                                     (6,837,732)         (6,788,635)
                                                                                   ----------------    ----------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                          2,023,226           6,409,229
   Distributions reinvested                                                               5,242,940           5,346,117
   Redemptions                                                                          (22,195,980)        (44,554,811)
                                                                                   ----------------    ----------------
        Net Decrease                                                                    (14,929,814)        (32,799,465)
                                                                                   ----------------    ----------------
Class B:
   Subscriptions                                                                            854,409           5,905,274
   Distributions reinvested                                                               1,594,792           1,442,518
   Redemptions                                                                           (4,861,872)         (8,832,921)
                                                                                   ----------------    ----------------
        Net Decrease                                                                     (2,412,671)         (1,485,129)
                                                                                   ----------------    ----------------
Net Decrease from Share Transactions                                                    (17,342,485)        (34,284,594)
                                                                                   ----------------    ----------------
Total Decrease in Net Assets                                                            (23,624,039)        (14,341,066)
NET ASSETS:
Beginning of period                                                                     284,290,495         298,631,561
                                                                                   ----------------    ----------------
End of period (including undistributed net investment income of $2,609,756 and
   $6,460,071, respectively)                                                       $    260,666,456    $    284,290,495
                                                                                   ================    ================
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                            139,558             466,825
   Issued for distributions reinvested                                                      361,832             388,526
   Redemptions                                                                           (1,531,422)         (3,219,247)
                                                                                   ----------------    ----------------
        Net Decrease                                                                     (1,030,032)         (2,363,896)
                                                                                   ----------------    ----------------
Class B:
   Subscriptions                                                                             59,111             428,294
   Issued for distributions reinvested                                                      110,366             105,063
   Redemptions                                                                             (336,057)           (639,314)
                                                                                   ----------------    ----------------
        Net Decrease                                                                       (166,580)           (105,957)
                                                                                   ----------------    ----------------

                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Asset Allocation Fund, Variable Series / June 30, 2005 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Asset Allocation Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks high total investment return.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   FUTURES CONTRACTS--The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   FOREIGN CURRENCY TRANSACTIONS--The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   DELAYED DELIVERY SECURITIES--The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The Fund estimates components of distributions from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                           DECEMBER 31,
                                               2004
                                           ------------
Distributions paid from:
     Ordinary income                       $  6,788,635
     Long-term capital gains                         --

Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation               $ 27,636,708
     Unrealized depreciation                 (5,430,928)
                                           ------------
       Net unrealized appreciation         $ 22,205,780
                                           ============

The following capital loss carryforwards, determined as of December 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                               CAPITAL LOSS
    EXPIRATION                             CARRYFORWARD
    ----------                             ------------
       2009                                $  1,858,404
       2010                                   6,768,456
       2011                                   1,003,235
                                           ------------
                                           $  9,630,095
                                           ============

Of the capital loss carryforwards attributable to the Fund, $1,981,508 ($1,858,404 expiring 12/31/09 and $123,104 expiring 12/31/10) remain from the
Fund's merger with Galaxy VIP Asset Allocation Fund, Variable Series. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISORY FEE--Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                  ANNUAL FEE RATE
------------------------                  ---------------
First $1 billion                               0.45%
Next $500 million                              0.40%
Over $1.5 billion                              0.35%

For the six months ended June 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.45%.

   SUB-ADVISORY FEE--Nordea Investment Management North America, Inc. ("Nordea") has been retained by Columbia as sub-advisor to manage the portion of the Fund's assets allocated to foreign stocks. As the sub-advisor, Nordea is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, from the investment advisory fee it receives, pays Nordea a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by Nordea.

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended June 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.061%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2005, the Fund's annualized effective transfer agent fee rate was less than 0.01%.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

   FEE WAIVERS--Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Fund's Class B distribution fee in excess of 0.15% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of the Class B average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2005, the Fund paid $892 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $130,243,183 and $151,902,432, respectively, of which $30,709,029 and $29,765,515, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   FOREIGN SECURITIES--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

For the six months ended June 30, 2005, Columbia has assumed $3,324 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
Liberty Asset Allocation Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                        (UNAUDITED)
                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED DECEMBER 31,
                                          JUNE 30,         --------------------------------------------------------------------
                                            2005              2004           2003           2002         2001           2000
                                        -----------        ----------     ----------     ----------   ----------     ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD                  $     14.83        $    13.80     $    11.87     $    13.86   $    16.35     $    17.80
                                        -----------        ----------     ----------     ----------   ----------     ----------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (a)                      0.17              0.31           0.30           0.36         0.39(b)        0.45
Net realized and unrealized
   gain (loss) on investments, foreign
   currency and futures contracts             (0.13)             1.04           2.02          (1.94)       (1.86)(b)      (0.63)
                                        -----------        ----------     ----------     ----------   ----------     ----------
     Total from Investment
       Operations                              0.04              1.35           2.32          (1.58)       (1.47)         (0.18)
                                        -----------        ----------     ----------     ----------   ----------     ----------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.37)            (0.32)         (0.39)         (0.41)       (0.45)         (0.47)
From net realized gains                          --                --             --             --        (0.57)         (0.80)
                                        -----------        ----------     ----------     ----------   ----------     ----------
     Total Distributions Declared
       to Shareholders                        (0.37)            (0.32)         (0.39)         (0.41)       (1.02)         (1.27)
                                        -----------        ----------     ----------     ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD          $     14.50        $    14.83     $    13.80     $    11.87   $    13.86     $    16.35
                                        ===========        ==========     ==========     ==========   ==========     ==========
Total return (c)(d)                            0.30%(e)(f)       9.99%(e)      20.46%(e)     (11.73)%      (9.19)%        (1.02)%
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                   0.75%(h)          0.75%          0.75%          0.70%        0.71%          0.64%
Net investment income (g)                      2.27%(h)          2.27%          2.43%          2.73%        2.68%(b)       2.66%
Waiver/reimbursement                           0.02%(h)          0.02%          0.01%            --           --             --
Portfolio turnover rate                          49%(f)            60%           103%           118%          57%            39%
Net assets, end of period (000's)       $   196,383        $  216,123     $  233,730     $  194,327   $  279,493     $  376,183

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and to decrease the ratio of net investment income to average net assets from 2.73% to 2.68%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Liberty Federal Securities Fund, Variable Series / June 30, 2005

Liberty Federal Securities Fund, Variable Series seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

Ann T. Peterson has managed or co-managed the fund since June 2000. Since 1993 she has managed or co-managed other funds for Columbia Management Advisors, Inc. and its predecessors.

Amid a steady drumbeat of one-quarter percentage point rate hikes by the Federal Reserve (the "Fed"), yields on short-term government bonds rose in the first half of 2005. However, longer-term yields fell as expectations for economic growth declined and overseas governments continued their heavy buying of US Treasuries. In this environment, the fund outperformed its benchmark, the Citigroup Government/Mortgage Bond Index(1), and delivered results in line with those of its peer group, the Lipper General U.S. Government Funds Category(2). The portfolio's outperformance relative to its benchmark was driven by an overweight in mortgage-backed and asset-backed securities as well as its duration, which was somewhat longer than the index. However, we believe that the fund's duration was similar to that of its peer group, so duration was not a significant factor in performance relative to the Lipper General U.S. Government Funds Category.

EXPOSURE TO HIGHER-YIELDING SECTORS AIDED RESULTS

The fund maintained a relatively high weight in mortgage-backed securities, which accounted for 54% of net assets at the period's end. We favored these securities because they offer a yield advantage over Treasuries and because the environment remained favorable for mortgages. Interest rates on 10-year bonds, the key determinant of mortgage rates, remained relatively low, allowing the boom in US home ownership to continue through the first half of 2005. Because rates remained in a tight range for most of the period, mortgage investors experienced more predictable levels of prepayment, which primarily occurs when interest rates fall and homeowners prepay higher-rate loans to refinance at new, lower rates. Prepayments are generally undesirable for mortgage bond holders because they have to reinvest their proceeds at lower rates. In the relatively stable rate environment that prevailed during the period, demand for mortgage-backed securities remained high and the asset class performed well.

   The fund's exposure to asset-backed securities (5% of net assets) also helped performance relative to its benchmark. Asset-backed issues are bonds backed by consumer debt such as home equity loans and credit card receivables. These types of bonds, which offer higher yields than Treasuries, did well as the housing market and consumer spending exhibited ongoing strength.

THE FUND'S DURATION HELPED PERFORMANCE

   The fund's longer duration also contributed to performance. Duration is a measure, expressed in years, of interest-rate sensitivity. It is similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, duration is a more complex and also a more accurate measure of a fund's exposure to changing interest rates. We tend to use duration as a tactical tool to anticipate or respond to interest rate changes. We lengthen duration when we expect interest rates to fall and we lower duration when we expect interest rates to rise. If we are right, our decision can aid performance, as it did during this reporting period.

   In hindsight, we would also note that a barbelled positioning--holding both short- and long-term securities rather than intermediate-term securities--would have been a further aid to performance. However, the fund's cash flows were more focused on the securities in the middle range of maturities, where yield movement was smaller.

CORPORATE BONDS DETRACTED FROM RESULTS

   The fund had a relatively small position in investment-grade corporate bonds--3% of net assets. Performance in this sector suffered as the downgrade of General Motors' bonds from investment-grade to junk status rippled through the corporate marketplace.

LOOKING AHEAD

   We continue to search for relative value, primarily in the Treasury, agency and mortgage-backed sectors. Also, we are active duration managers, and we will continue to adjust duration according to our outlook on economic growth and inflation and expectations of changes in interest rates.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in Liberty Federal Securities Fund, Variable Series offers the potential for attractive current income and total returns, but also involves certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Holdings are disclosed as of June 30, 2005, and are subject to change.

(1) The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government sponsored indices within the US Broad Investment Grade (BIG) Bond Index. The mortgage index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

(2) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

PERFORMANCE INFORMATION
Liberty Federal Securities Fund, Variable Series / June 30, 2005

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005 (%)

                           (CUMULATIVE)
                             6-MONTH     1-YEAR   5-YEAR   10-YEAR
------------------------------------------------------------------
Class A (01/01/89)             2.96        7.12    6.80       6.42
Citigroup Government/
  Mortgage Bond Index          2.61        6.57    6.99       6.66

Inception date of share class is in parenthesis.

NET ASSET VALUE PER SHARE ($)                 12/31/04    06/30/05
------------------------------------------------------------------
Class A                                          11.09       10.75

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

[CHART]

VALUE OF A $10,000 INVESTMENT, 07/01/95 - 06/30/05

              CLASS A SHARES  CITIGROUP GOVERNMENT/MORTGAGE BOND INDEX
7/1/1995        $   10,000                  $   10,000
9/30/1995       $   10,206                  $   10,181
12/31/1995      $   10,541                  $   10,608
3/31/1996       $   10,468                  $   10,440
6/30/1996       $   10,530                  $   10,495
9/30/1996       $   10,748                  $   10,687
12/31/1996      $   11,036                  $   10,999
3/31/1997       $   11,025                  $   10,952
6/30/1997       $   11,406                  $   11,335
9/30/1997       $   11,743                  $   11,697
12/31/1997      $   12,034                  $   12,044
3/31/1998       $   12,196                  $   12,236
6/30/1998       $   12,446                  $   12,514
9/30/1998       $   12,827                  $   13,061
12/31/1998      $   12,852                  $   13,098
3/31/1999       $   12,915                  $   13,040
6/30/1999       $   12,851                  $   12,944
9/30/1999       $   12,977                  $   13,052
12/31/1999      $   12,990                  $   13,022
3/31/2000       $   13,193                  $   13,342
6/30/2000       $   13,407                  $   13,597
9/30/2000       $   13,834                  $   14,003
12/31/2000      $   14,396                  $   14,629
3/31/2001       $   14,769                  $   15,014
6/30/2001       $   14,825                  $   15,058
9/30/2001       $   15,565                  $   15,797
12/31/2001      $   15,409                  $   15,754
3/31/2002       $   15,364                  $   15,791
6/30/2002       $   15,990                  $   16,413
9/30/2002       $   16,823                  $   17,184
12/31/2002      $   16,927                  $   17,361
3/31/2003       $   17,095                  $   17,538
6/30/2003       $   17,452                  $   17,826
9/30/2003       $   17,359                  $   17,796
12/31/2003      $   17,375                  $   17,840
3/31/2004       $   17,818                  $   18,275
6/30/2004       $   17,394                  $   17,886
9/30/2004       $   17,949                  $   18,414
12/31/2004      $   18,096                  $   18,576
3/31/2005       $   18,044                  $   18,518
6/30/2005       $   18,632                  $   19,060

The graph compares the results of a hypothetical $10,000 investment in the fund with the index. The Index is unmanaged and returns for the index and the fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Total return performance includes changes in share price and reinvestment of all distributions. The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government sponsored indices within the US Broad Investment Grade (BIG) Bond Index. The mortgage index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

UNDERSTANDING YOUR EXPENSES
Liberty Federal Securities Fund, Variable Series / June 30, 2005

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and includes the actual expense ratio. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

                         ACCOUNT VALUE AT THE      ACCOUNT VALUE AT THE      EXPENSES PAID      FUND'S ANNUALIZED
01/01/05 - 06/30/05  BEGINNING OF THE PERIOD ($)  END OF THE PERIOD ($)  DURING THE PERIOD ($)  EXPENSE RATIO (%)
-----------------------------------------------------------------------------------------------------------------
                        ACTUAL   HYPOTHETICAL      ACTUAL  HYPOTHETICAL   ACTUAL  HYPOTHETICAL
-----------------------------------------------------------------------------------------------------------------
Class A                1,000.00    1,000.00       1,029.60   1,021.72      3.12       3.11             0.62

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

INVESTMENT PORTFOLIO
Liberty Federal Securities Fund, Variable Series / June 30, 2005 (Unaudited)

                                                       PAR             VALUE
                                                 --------------   --------------
MORTGAGE-BACKED SECURITIES--53.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
Federal National Mortgage
   Association
   9.250% 03/25/18                               $       75,356   $       81,560
                                                                  --------------
MORTGAGE-BACKED SECURITIES--53.8%
Federal Home Loan Mortgage Corp.
   5.500% 08/01/17 - 12/01/17                           161,431          165,743
   6.000% 04/01/32                                       40,698           41,800
   7.000% 01/01/16 - 01/01/26                           215,407          227,327
   7.500% 02/01/23 - 05/01/24                           156,788          168,299
   8.500% 05/01/06                                          351              358
   10.500% 02/01/19                                       6,563            7,632
   10.750% 11/01/09                                      19,129           20,461
   11.250% 10/01/09 - 07/01/13                            8,409            9,159
   12.000% 07/01/13 - 07/01/20                           88,816           98,248
   TBA,
   5.500% 07/14/35 (a)                               27,300,000       27,675,375
Federal National Mortgage
   Association
   5.000% 02/01/18                                      127,200          128,725
   6.000% 08/01/22 - 04/01/35                        16,027,701       16,439,872
   6.500% 03/01/09 - 10/01/28                         1,792,094        1,861,275
   7.000% 07/01/11 - 03/01/29                           416,387          438,075
   7.500% 11/01/29                                      140,378          150,077
   8.000% 04/01/30                                        9,555           10,277
   8.500% 05/01/30                                      377,732          411,364
   9.000% 05/01/12 - 05/01/20                            13,632           14,577
   10.000% 03/01/16                                      39,060           42,268
   12.250% 09/01/12                                      25,022           28,206
   TBA,
   5.000% 07/19/20 (a)                               20,465,000       20,653,298
   5.500% 07/19/20 (a)                               18,349,000       18,830,661
   6.500% 07/14/35 (a)                                9,500,000        9,829,536
Government National Mortgage
   Association
   3.750% 07/20/22 - 07/20/25 (b)                       111,197          112,927
   6.000% 03/15/29 - 06/15/29                         2,133,972        2,205,385
   6.500% 10/15/13 - 03/15/28                         1,263,395        1,322,756
   7.000% 09/15/29                                       59,951           63,525
   7.500% 10/15/27 - 09/15/29                            39,639           42,525
   8.000% 04/15/08 - 07/15/08                            55,017           57,665
   8.500% 04/15/30                                        4,577            4,989
   9.000% 06/15/16 - 01/15/20                            56,649           61,855
   9.500% 06/15/09 - 08/15/22                           529,382          579,364
   10.000% 11/15/09 - 11/15/19                           52,795           57,542
   11.500% 04/15/13 - 05/15/13                           51,670           57,817
                                                                  --------------
                                                                     101,818,963
                                                                  --------------
TOTAL MORTGAGE-BACKED SECURITIES
   (cost of $98,560,109)                                             101,900,523
                                                                  --------------

GOVERNMENT AGENCIES & OBLIGATIONS--47.1%
FOREIGN GOVERNMENT BONDS--0.3%
European Investment Bank
   4.625% 03/01/07                                       80,000           80,982
Export Development of Canada
   4.000% 08/01/07                                      100,000          100,081
Inter-American Development Bank
   8.875% 06/01/09                               $      125,000   $      147,224
Province of British Columbia
   5.375% 10/29/08                                       50,000           52,370
Province of Manitoba
   4.250% 11/20/06                                      100,000          100,515
   5.500% 10/01/08                                       50,000           52,329
Province of New Brunswick
   3.500% 10/23/07                                       50,000           49,541
                                                                  --------------
                                                                         583,042
                                                                  --------------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS--46.8%
AID-Israel
   5.500% 04/26/24                                    2,000,000        2,250,880
Federal Home Loan Mortgage Corp.
   5.875% 03/21/11                                      180,000          194,080
   6.250% 07/15/32                                      100,000          125,561
   6.750% 03/15/31                                      265,000          350,843
Federal National Mortgage
   Association
   5.500% 02/15/06                                      200,000          202,166
   6.000% 12/15/05                                      125,000          126,345
   7.125% 03/15/07                                      250,000          263,608
U.S. Treasury Bonds
   5.250% 11/15/28                                    2,200,000        2,512,726
   5.375% 02/15/31                                      235,000          277,300
   5.500% 08/15/28                                    3,610,000        4,251,197
   6.750% 08/15/26                                    5,820,000        7,796,297
   6.875% 08/15/25 (c)                                4,112,000        5,535,139
   7.125% 02/15/23                                    3,333,000        4,504,236
   9.375% 02/15/06                                    5,525,000        5,746,215
U.S. Treasury Notes
   1.875% 12/31/05                                      100,000           99,246
   3.000% 11/15/07                                      100,000           98,547
   3.875% 02/15/13                                    3,262,000        3,265,950
   5.000% 02/15/11                                   14,910,000       15,841,294
   5.625% 05/15/08                                      400,000          421,094
   5.750% 11/15/05 - 08/15/10                        22,134,000       23,850,457
   6.000% 08/15/09                                    3,510,000        3,813,696
   7.000% 07/15/06                                    6,840,000        7,076,992
                                                                  --------------
                                                                      88,603,869
                                                                  --------------
TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $87,273,304)                                              89,186,911
                                                                  --------------

ASSET-BACKED SECURITIES--5.4%
Chase Funding Mortgage Loan
   5.638% 11/25/31                                    2,000,000        2,026,720
   6.448% 09/25/30                                    2,300,000        2,329,233
   6.975% 02/25/32                                    2,081,647        2,163,580
Chase Manhattan Auto Owner Trust
   3.800% 05/15/08                                       99,995          100,025
Citibank Credit Card Issuance Trust
   4.950% 02/09/09                                      250,000          253,890
MBNA Credit Card Master
   Note Trust
   4.450% 08/15/16                                    1,000,000          988,070

                 See Accompanying Notes to Financial Statements.

                                                       PAR             VALUE
                                                 --------------   --------------
Mid-State Trust
   7.340% 07/01/35                               $      971,807   $    1,039,404
Residential Asset Mortgage
   Products, Inc.
   5.600% 12/25/33                                    1,313,000        1,330,778
                                                                  --------------
TOTAL ASSET-BACKED SECURITIES
   (cost of $10,127,043)                                              10,231,700
                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS--5.3%
COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
American Mortgage Trust
   8.445% 09/27/22                                        8,209            6,567
Citicorp Mortgage Securities Inc.
   10.000% 07/01/17                                      12,813           13,149
Comfed Savings Bank
   4.650% 01/01/18 (d)(e)                                15,367               --
First Horizon Asset Securities, Inc.
   5.356% 11/25/33                                      898,373          861,882
Glendale Federal Bank
   9.125% 01/25/08                                        1,602            1,598
GSMPS Mortgage Loan Trust
   7.750% 09/19/27 (f)                                  762,052          815,656
Rural Housing Trust
   6.330% 04/01/26                                       43,012           42,849
                                                                  --------------
                                                                       1,741,701
                                                                  --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES--4.4%
Asset Securitization Corp.
   6.750% 02/14/41                                    1,375,000        1,443,530
JP Morgan Commercial Mortgage
   Finance Corp.
   7.400% 07/15/31                                    2,000,000        2,178,840
LB Commercial Conduit
   Mortgage Trust
   6.210% 10/15/35                                    1,800,000        1,892,376
   6.590% 02/18/30                                    1,500,000        1,572,540
Nomura Asset Securities Corp.
   7.120% 04/13/36                                    1,000,000        1,019,010
Structured Asset Securities Corp.,
   Interest Only
   2.068% 02/25/28                                    1,476,563          132,655
                                                                  --------------
                                                                       8,238,951
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (cost of $9,276,274)                                                9,980,652
                                                                  --------------

CORPORATE FIXED-INCOME BONDS & NOTES--2.6%
COMMUNICATIONS--0.2%
MEDIA--0.1%
Time Warner, Inc.
   6.875% 05/01/12                                      100,000          112,671
                                                                  --------------
TELECOMMUNICATION SERVICES--0.1%
Sprint Capital Corp.
   6.000% 01/15/07                                       50,000           51,333
   6.875% 11/15/28                                       50,000           57,434
Verizon/New England, Inc.
   6.500% 09/15/11                                      120,000          130,326
                                                                  --------------
                                                                         239,093
                                                                  --------------

CONSUMER CYCLICAL--0.2%
AUTO MANUFACTURERS--0.1%
Ford Motor Co.
   7.450% 07/16/31                               $      205,000   $      170,150
                                                                  --------------
RETAIL--0.1%
Dayton Hudson Corp.
   6.650% 08/01/28                                      125,000          152,780
                                                                  --------------

CONSUMER NON-CYCLICAL--0.6%
COSMETICS/PERSONAL CARE--0.6%
Procter & Gamble Co.
   4.950% 08/15/14                                    1,000,000        1,039,980
                                                                  --------------
FOOD--0.0%
Kroger Co.
   6.200% 06/15/12                                       50,000           53,597
                                                                  --------------

FINANCIALS--1.4%
BANKS--0.3%
Bank of America Corp.
   4.875% 01/15/13 (g)                                  175,000          179,580
Sovereign Bank
   5.125% 03/15/13                                      100,000          102,246
US Bancorp
   3.125% 03/15/08                                      150,000          146,685
Wachovia Corp.
   7.450% 07/15/05                                      100,000          100,103
Wells Fargo Bank N.A.
   6.450% 02/01/11                                       50,000           55,242
                                                                  --------------
                                                                         583,856
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Boeing Capital Corp.
   5.750% 02/15/07                                      100,000          102,600
Citigroup, Inc.
   4.250% 07/29/09                                    1,000,000        1,005,830
   6.750% 12/01/05                                      100,000          101,302
Ford Motor Credit Co.
   7.600% 08/01/05                                      120,000          120,188
General Electric Capital Corp.
   6.750% 03/15/32                                      100,000          123,174
   6.800% 11/01/05                                      125,000          126,181
Goldman Sachs Group, Inc.
   4.125% 01/15/08                                       50,000           50,080
   5.250% 04/01/13                                       50,000           51,496
Household Finance Corp.
   4.625% 01/15/08                                       50,000           50,566
   6.375% 10/15/11                                       50,000           54,810
JPMorgan Chase & Co.
   7.875% 06/15/10                                      125,000          143,906
Private Export Funding Corp.
   5.340% 03/15/06                                      125,000          126,417
                                                                  --------------
                                                                       2,056,550
                                                                  --------------

INDUSTRIALS--0.1%
AEROSPACE & DEFENSE--0.0%
Raytheon Co.
   7.200% 08/15/27                                       50,000           62,332
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                                                       PAR             VALUE
                                                 --------------   --------------
HAND / MACHINE TOOLS--0.0%
Black & Decker Corp.
   7.125% 06/01/11                               $       50,000   $       56,321
                                                                  --------------
TRANSPORTATION--0.1%
Norfolk Southern Corp.
   5.590% 05/17/25                                       36,000           37,416
   7.250% 02/15/31                                       39,000           49,891
Union Pacific Corp.
   6.625% 02/01/29                                       50,000           58,679
                                                                  --------------
                                                                         145,986
                                                                  --------------

UTILITIES--0.1%
ELECTRIC UTILITIES--0.1%
Hydro-Quebec
   8.500% 12/01/29                                       75,000          114,151
                                                                  --------------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $4,561,545)                                                4,787,467
                                                                  --------------

SHORT-TERM OBLIGATIONS--25.9%
U.S. GOVERNMENT AGENCY & OBLIGATION--2.6%
Federal Home Loan Bank
   3.010% 07/01/05 (h)                                5,000,000        5,000,000
                                                                  --------------
REPURCHASE AGREEMENT--23.3%
Repurchase agreement with State
   Street Bank & Trust Co.,
   dated 06/30/05, due 07/01/05
   at 3.100%, collateralized by a
   U.S. Government Obligation
   maturing 11/15/11, market value
   of $44,964,725 (repurchase
   proceeds $44,085,796)                             44,082,000       44,082,000
                                                                  --------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $49,082,000)                                              49,082,000
                                                                  --------------
TOTAL INVESTMENTS--140.1%
   (cost of $258,880,275) (i)                                        265,169,253
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--(40.1)%                             (75,865,873)
                                                                  --------------
NET ASSETS--100.0%                                                $  189,303,380
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Security purchased on a delayed delivery basis.
(b) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.
(c) A portion of this security with a market value of $121,148 pledged as collateral for open futures contracts.
(d) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(e)  Security has no value.
(f) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of this security represents 0.4% of net assets.
(g)  Investments in affiliates during the six months ended June 30, 2005:

     SECURITY NAME:            BANK OF AMERICA CORP.
     Par as of 12/31/04:       $ 175,000
     Par as of 06/30/05:       $ 175,000
     Interest income earned:   $   4,266
     Value at end of period:   $ 179,580

(h)  The rate shown represents the annualized yield at the date of purchase.
(i)  Cost of federal income tax purposes is $261,661,184.

At June 30, 2005, the Fund held the following open short futures contracts:

                      NUMBER OF                       AGGREGATE      EXPIRATION       UNREALIZED
TYPE                  CONTRACTS         VALUE        FACE VALUE         DATE         APPRECIATION
----                -------------   -------------   -------------   -------------   -------------
10-Year U.S.
   Treasury
   Notes                 28         $   3,177,125   $   3,172,596      Sep-05       $      (4,529)
5-Year U.S.
   Treasury
   Notes                 46             5,008,969       5,004,403      Sep-05              (4,566)
                                                                                    -------------
                                                                                    $      (9,095)
                                                                                    =============

At June 30, 2005, the asset allocation of the Fund was as follows:

ASSET ALLOCATION                            % OF NET ASSETS
----------------                            ---------------
Mortgage-Backed Securities                        53.8%
Government Agencies & Obligations                 47.1
Asset-Backed Securities                            5.4
Collateralized Mortgage Obligations                5.3
Corporate Fixed-Income Bonds & Notes               2.6
Short-Term Obligations                            25.9
Other Assets & Liabilities, Net                  (40.1)
                                                 -----
                                                 100.0%
                                                 =====

            ACRONYM              NAME
            -------              ----
              TBA           To Be Announced

                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Federal Securities Fund, Variable Series / June 30, 2005 (Unaudited)

ASSETS:
Unaffiliated investments, at cost (including repurchase agreement)                 $    258,706,255
Affiliated investments, at cost                                                             174,020
                                                                                   ----------------
Unaffiliated investments, at value                                                 $    220,907,673
Affiliated investments, at value                                                            179,580
Repurchase agreement, at value                                                           44,082,000
Cash                                                                                            698
Receivable for:
   Fund shares sold                                                                           5,766
   Interest                                                                               2,296,923
   Dollar roll fee income                                                                   102,623
Deferred Trustees' compensation plan                                                          9,561
Other assets                                                                                    123
                                                                                   ----------------
   TOTAL ASSETS                                                                         267,584,947
                                                                                   ----------------
LIABILITIES:
Payable for:
   Investments purchased on a delayed delivery basis                                     77,147,299
   Fund shares repurchased                                                                  903,065
   Futures variation margin                                                                  12,875
   Investment advisory fee                                                                   58,992
   Administration fee                                                                        23,245
   Transfer agent fee                                                                           595
   Pricing and bookkeeping fees                                                              11,667
   Trustees' fees                                                                             1,033
   Audit fee                                                                                 17,678
   Custody fee                                                                                1,443
   Reports to shareholders                                                                   21,729
   Distribution fee--Class B                                                                 20,612
Deferred dollar roll fee income                                                              43,779
Deferred Trustees' fees                                                                       9,561
Other liabilities                                                                             7,994
                                                                                   ----------------
   TOTAL LIABILITIES                                                                     78,281,567
                                                                                   ----------------
NET ASSETS                                                                         $    189,303,380
                                                                                   ================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $    183,027,464
Undistributed net investment income                                                         742,124
Accumulated net realized loss                                                              (746,091)
Net unrealized appreciation (depreciation) on:
   Investments                                                                            6,288,978
   Futures contracts                                                                         (9,095)
                                                                                   ----------------
NET ASSETS                                                                         $    189,303,380
                                                                                   ================
CLASS A:
Net assets                                                                         $     91,912,119
Shares outstanding                                                                        8,550,392
                                                                                   ================
Net asset value per share                                                          $          10.75
                                                                                   ================
CLASS B:
Net assets                                                                         $     97,391,261
Shares outstanding                                                                        9,114,119
                                                                                   ================
Net asset value per share                                                          $          10.69
                                                                                   ================

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest                                                                           $      3,930,536
Interest from affiliates                                                                      4,266
Dollar roll fee income                                                                      875,741
                                                                                   ----------------
   Total Investment Income                                                                4,810,543
                                                                                   ----------------
EXPENSES:
Investment advisory fee                                                                     361,406
Administration fee                                                                          145,327
Distribution Fee--Class B                                                                   123,335
Transfer agent fee                                                                            3,720
Pricing and bookkeeping fees                                                                 40,304
Trustees' fees                                                                                5,063
Custody fee                                                                                  12,061
Non-recurring costs (See Note 6)                                                              2,398
Other expenses                                                                               31,356
                                                                                   ----------------
   Total Expenses                                                                           724,970
Non-recurring costs assumed by Investment Advisor (See Note 6)                               (2,398)
Custody earnings credit                                                                        (114)
                                                                                   ----------------
   Net Expenses                                                                             722,458
                                                                                   ----------------
Net Investment Income                                                                     4,088,085
                                                                                   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss on:
   Investments                                                                             (377,981)
   Futures contracts                                                                        (61,294)
                                                                                   ----------------
     Net realized loss                                                                     (439,275)
                                                                                   ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                                            1,825,744
   Futures contracts                                                                         22,522
                                                                                   ----------------
     Net change in unrealized appreciation (depreciation)                                 1,848,266
                                                                                   ----------------
Net Gain                                                                                  1,408,991
                                                                                   ----------------
Net Increase in Net Assets from Operations                                         $      5,497,076
                                                                                   ================

                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Federal Securities Fund, Variable Series

                                                                                      (UNAUDITED)
                                                                                      SIX MONTHS
                                                                                         ENDED            YEAR ENDED
                                                                                       JUNE 30,          DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                       2005                2004
----------------------------------                                                 ----------------    ----------------
OPERATIONS:
Net investment income                                                              $      4,088,085    $      8,908,957
Net realized gain (loss) on investments and futures contracts                              (439,275)            724,043
Net change in unrealized appreciation (depreciation) on investments and futures
   contracts                                                                              1,848,266          (1,264,070)
                                                                                   ----------------    ----------------
        Net Increase from Operations                                                      5,497,076           8,368,930
                                                                                   ----------------    ----------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                               (5,277,502)         (5,771,420)
   Class B                                                                               (5,272,479)         (5,005,764)
From net realized gains:
   Class A                                                                                 (307,149)           (132,353)
   Class B                                                                                 (321,217)           (120,609)
                                                                                   ----------------    ----------------
        Total Distributions Declared to Shareholders                                    (11,178,347)        (11,030,146)
                                                                                   ----------------    ----------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                            846,712           2,768,806
   Distributions reinvested                                                               5,584,651           5,903,773
   Redemptions                                                                          (11,634,101)        (29,571,005)
                                                                                   ----------------    ----------------
        Net Decrease                                                                     (5,202,738)        (20,898,426)
                                                                                   ----------------    ----------------
Class B:
   Subscriptions                                                                            648,870           7,772,366
   Distributions reinvested                                                               5,593,696           5,126,373
   Redemptions                                                                           (9,139,989)        (18,263,037)
                                                                                   ----------------    ----------------
        Net Decrease                                                                     (2,897,423)         (5,364,298)
                                                                                   ----------------    ----------------
Net Decrease from Share Transactions                                                     (8,100,161)        (26,262,724)
                                                                                   ----------------    ----------------
Total Decrease in Net Assets                                                            (13,781,432)        (28,923,940)
NET ASSETS:
Beginning of period                                                                     203,084,812         232,008,752
                                                                                   ----------------    ----------------
End of period (including undistributed net investment income of $742,124 and
   $7,204,020, respectively)                                                       $    189,303,380    $    203,084,812
                                                                                   ================    ================
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                             78,464             251,312
   Issued for distributions reinvested                                                      538,020             540,143
   Redemptions                                                                           (1,077,865)         (2,709,740)
                                                                                   ----------------    ----------------
        Net Decrease                                                                       (461,381)         (1,918,285)
                                                                                   ----------------    ----------------
Class B:
   Subscriptions                                                                             61,436             712,115
   Issued for distributions reinvested                                                      542,025             471,174
   Redemptions                                                                             (853,415)         (1,674,997)
                                                                                   ----------------    ----------------
        Net Decrease                                                                       (249,954)           (491,708)
                                                                                   ----------------    ----------------

                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Federal Securities Fund, Variable Series / June 30, 2005 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Federal Securities Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION:--Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   FUTURES CONTRACTS--The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   MORTGAGE DOLLAR ROLL TRANSACTIONS--The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of investments from its portfolio with an agreement by the Fund to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

   DELAYED DELIVERY SECURITIES--The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                              DECEMBER 31,
                                                  2004
                                              ------------
Distributions paid from:
     Ordinary income                          $ 11,030,146
     Long-term capital gains                            --

Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation                  $  5,851,381
     Unrealized depreciation                    (2,343,312)
                                              ------------
       Net unrealized appreciation            $  3,508,069
                                              ============

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISORY FEE--Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                    ANNUAL FEE RATE
------------------------                    ---------------
First $500 million                               0.38%
$500 million to $1 billion                       0.33%
$1 billion to $1.5 billion                       0.30%
$1.5 billion to $3 billion                       0.27%
$3 billion to $6 billion                         0.26%
Over $6 billion                                  0.25%

For the six months ended June 30, 2005, as a result of the settlement with the New York Attorney General discussed in Note 6, the Fund's annualized effective investment advisory fee rate was 0.37%.

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended June 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.041%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2005, the Fund's annualized effective transfer agent fee rate was less than 0.01%.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

   FEE WAIVERS--Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Fund's Class B distribution fee in excess of 0.20% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of the Class B average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2005, the Fund paid $850 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $91,375,915 and $100,331,573, respectively, of which $75,589,370 and $78,037,837, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   LEGAL PROCEEDINGS--On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

For the six months ended June 30, 2005, Columbia has assumed $2,398 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
Liberty Federal Securities Fund, Variable Series--Class A

Selected data for a share outstanding throughout each period is as follows:

                                        (UNAUDITED)
                                        SIX MONTHS
                                           ENDED                              YEAR ENDED DECEMBER 31,
                                         JUNE 30,        -----------------------------------------------------------------
                                            2005            2004         2003         2002         2001            2000
                                        -----------      ----------   ----------   ----------   ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD    $     11.09      $    11.20   $    11.37   $    10.84   $    10.76      $    10.35
                                        -----------      ----------   ----------   ----------   ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                      0.23            0.47         0.48         0.47         0.56(b)         0.66
Net realized and unrealized
   gain (loss) on investments
   and futures contracts                       0.08           (0.01)       (0.18)        0.55         0.17(b)         0.40
                                        -----------      ----------   ----------   ----------   ----------      ----------
     Total from Investment Operations          0.31            0.46         0.30         1.02         0.73            1.06
                                        -----------      ----------   ----------   ----------   ----------      ----------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                    (0.61)          (0.56)       (0.47)       (0.49)       (0.65)          (0.65)
From net realized gains                       (0.04)          (0.01)          --           --           --              --
                                        -----------      ----------   ----------   ----------   ----------      ----------
     Total Distributions Declared
       to Shareholders                        (0.65)          (0.57)       (0.47)       (0.49)       (0.65)          (0.65)
                                        -----------      ----------   ----------   ----------   ----------      ----------
NET ASSET VALUE, END OF PERIOD          $     10.75      $    11.09   $    11.20   $    11.37   $    10.84      $    10.76
                                        ===========      ==========   ==========   ==========   ==========      ==========
Total return (c)(d)                            2.96%(e)        4.15%        2.64%        9.85%        7.03%          10.83%
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                   0.62%(g)        0.65%        0.66%        0.66%        0.70%           0.63%
Net investment income (f)                      4.31%(g)        4.27%        4.23%        4.27%        5.23%(b)        6.52%
Portfolio turnover rate                          70%(e)          14%          47%          69%          36%             43%
Net assets, end of period (000's)       $    91,912      $   99,943   $  122,392   $  125,946   $  109,724      $  105,064

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.26% to 5.23%. The impact to net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Liberty Money Market Fund, Variable Series / June 30, 2005

Liberty Money Market Fund, Variable Series seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

Karen M. Arneil, CFA, has been the fund's portfolio manager since 2002. She has managed other funds for Columbia Management Advisors, Inc. and its predecessors since 1996.

The fund outperformed its peer group, the Lipper Variable Annuity Money Market Category(1) average during the first six months of 2005. A concentration of investments in floating-rate notes produced incremental yield gains as short-term interest rates moved higher.

   The Federal Reserve (the "Fed") continued to make upward adjustments in the federal funds rate--an overnight lending rate for banks that tends to influence other short-term interest rates. When the Fed shifted its policy last summer, choosing to raise short-term interest rates to help control growth and dampen inflation, the federal funds rate stood at a historical low of 1.00%. After nine consecutive quarter-point rate hikes--four of which took place in the last six months--the federal funds rate stood at 3.25% at the end of this reporting period.

   Throughout this period, the fund has responded by maintaining a commitment to floating-rate notes, which adjust their coupons higher as short-term rates increase. Most of the fund's floating-rate notes are benchmarked to the one-month or three-month LIBOR--the London Interbank Overnight Rate. We also took a small position in securities that float with the prime rate--the rate charged by a bank to its best commercial customers--which tends to move in tandem with the federal funds rate.

   From a statistical point of view, our commitment to floaters means that the fund's weighted average maturity has been on the short side relative to its peer group. While we expect to maintain this strategy, we believe that successful fund management in a rising-rate environment demands an attention to relative pricing among different money-market instruments. There have been occasions when the market's anticipation of future rate hikes has created value in securities with longer dated maturities, and we are constantly on the lookout for such opportunities.

   More generally, we will continue to monitor the Fed and look for signs of policy changes. Current signals suggest that controlled rate hikes will continue as long as economic growth warrants them. We do not anticipate a shift in this stance during the second half of 2005.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Performance data quoted represents past performance and current performance may be higher or lower. Past performance in no guarantee of future results. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

PERFORMANCE INFORMATION
Liberty Money Market Fund, Variable Series / June 30, 2005

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005 (%)

                           (CUMULATIVE)
                             6-MONTH      1-YEAR   5-YEAR   10-YEAR
-------------------------------------------------------------------
The Fund (01/01/89)                1.12     1.73     2.13      3.63
Lipper Money Market
  Category average                 1.07     1.64     2.14      3.65

Inception date of the fund is in parentheses.

NET ASSET VALUE PER SHARE ($)       12/31/04    06/30/05
--------------------------------------------------------
The Fund                              1.00        1.00

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

Total return performance includes changes in share price and reinvestment of all distributions. Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

UNDERSTANDING YOUR EXPENSES
Liberty Money Market Fund, Variable Series / June 30, 2005

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and includes the actual expense ratio. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

                            ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE        EXPENSES PAID        FUND'S ANNUALIZED
01/01/05 - 06/30/05      BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)   DURING THE PERIOD ($)    EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------------------
                             ACTUAL     HYPOTHETICAL    ACTUAL   HYPOTHETICAL   ACTUAL   HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------------
The Fund                    1,000.00      1,000.00     1,011.21    1,021.97      2.84        2.86              0.57

Expenses paid during the period are equal to the annualized expense ratio for the fund, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

INVESTMENT PORTFOLIO
Liberty Money Market Fund, Variable Series / June 30, 2005 (Unaudited)

                                                           PAR             VALUE (a)
                                                     ---------------   ---------------
CORPORATE BONDS--49.8%
All Seasons Funding LLC
   LOC: Federal Home Loan Bank
   3.340% 08/15/30 (b)                               $     3,570,000   $     3,570,000
American Express Credit Corp.
   3.310% 07/20/06 (b)(c)                                  3,000,000         3,000,000
   3.420% 07/05/06 (b)                                     5,000,000         5,000,000
American Healthcare
   Funding Corp.
   LOC: Lasalle Bank
   3.330% 05/01/27 (b)                                     2,180,000         2,180,000
Autumn House at
   Powder Mill, Inc.
   LOC: SunTrust Bank
   3.300% 02/01/28 (b)(c)                                  1,790,000         1,790,000
Bennett Realty LLC
   LOC: Fifth Third Bank
   3.340% 04/01/23 (b)                                     1,905,000         1,905,000
Beta Finance, Inc.
   3.315% 06/13/06 (c)                                     5,000,000         4,999,701
Destiny Manufacturing, Inc.
   LOC: Fifth Third Bank
   3.340% 09/01/13 (b)                                     2,815,000         2,815,000
Dick Masheter Ford, Inc.
   LOC: National City Bank
   3.390% 07/01/23 (b)                                     3,830,000         3,830,000
Driftwood Landing Corp.
   LOC: National City Bank
   3.390% 01/15/22 (b)                                     1,000,000         1,000,000
Engine Parts Warehouse, Inc.
   LOC: Fifth Third Bank
   3.340% 11/01/21 (b)                                     3,570,000         3,570,000
Falls Village Realty LLC
   LOC: Fifth Third Bank
   3.340% 12/01/29 (b)                                     1,000,000         1,000,000
General Electric Capital Corp.
   3.340% 07/17/06 (b)                                     5,000,000         5,000,000
Gold Key Processing Ltd.
   LOC: Fifth Third Bank
   3.340% 07/01/24 (b)                                     1,150,000         1,150,000
HBOS Treasury Services PLC
   3.376% 07/29/05 (b)(c)                                  3,000,000         3,000,207
Iowa 80 Group, Inc.
   LOC: Wells Fargo Bank
   3.400% 06/01/16 (b)                                     6,020,000         6,020,000
JTJ Group LLC
   LOC: Fifth Third Bank
   3.340% 12/01/33 (b)                                     2,635,000         2,635,000
Keating Muething & Klekamp
   LOC: Fifth Third Bank
   3.340% 11/01/24 (b)                                     1,000,000         1,000,000
LAL Holding Co.
   LOC: Fifth Third Bank
   3.340% 08/01/19 (b)                                       985,000           985,000
Morgan Stanley & Co., Inc.
   3.354% 07/27/06 (b)                                     4,000,000         4,000,000
Morton Family Trust
   LOC: Comerica Bank
   3.380% 02/01/32 (b)                               $     4,000,000   $     4,000,000
Precision Packaging LLC
   LOC: SunTrust Bank
   3.300% 01/01/12 (b)                                     3,350,000         3,350,000
Pretasky Roach Property, Inc.
   LOC: Wachovia Bank, NA
   3.410% 01/01/19 (b)                                     1,910,000         1,910,000
Red Lion Evangelical
   Association, Inc.
   LOC: Wachovia Bank, NA
   3.390% 06/01/26 (b)                                     2,360,000         2,360,000
Sanders CRS Exchange LLC
   LOC: Wells Fargo Bank NA
   3.700% 10/01/23 (b)                                     1,255,000         1,255,000
Seventh Avenue Associates
   LOC: National City Bank
   3.390% 01/01/27 (b)                                     5,000,000         5,000,000
South Elgin Leasing, Inc.
   LOC: National City Bank
   3.420% 07/01/33 (b)                                     1,900,000         1,900,000
Tango Finance Corp.
   3.131% 01/17/06 (b)(c)                                  5,000,000         5,000,348
U.S. Bank NA
   3.230% 02/17/06 (b)                                     3,000,000         2,999,985
WAWW Partnership
   LOC: Fifth Third Bank
   3.340% 01/01/22 (b)                                     3,165,000         3,165,000
Wells Fargo & Co.
   3.190% 07/14/06 (b)(c)                                  5,000,000         5,000,000
Westgate Investment Fund
   LOC: Wells Fargo Bank NA
   3.370% 02/01/12 (b)                                     2,260,000         2,260,000
White Pine Finance LLC
   3.145% 04/20/06 (b)(c)                                  3,000,000         2,999,719
   3.315% 09/07/05 (b)(c)                                  5,000,000         4,999,630
Whistlejacket Capital Ltd.
   3.070% 05/15/06 (b)(c)                                  1,000,000           999,913
                                                                       ---------------
TOTAL CORPORATE BONDS
   (cost of $105,649,503)                                                  105,649,503
                                                                       ---------------

COMMERCIAL PAPER--31.8%
Amstel Funding Corp.
   3.180% 08/22/05 (d)                                     2,000,000         1,990,813
   3.250% 10/18/05 (d)                                     2,000,000         1,980,319
Atlantis One Funding Corp.
   3.200% 09/19/05 (d)                                     2,000,000         1,985,778
   3.230% 10/17/05 (d)                                     5,000,000         4,951,550
Bavaria Universal Funding
   3.060% 07/01/05 (d)                                     4,000,000         4,000,000
Beta Finance, Inc.
   3.280% 10/17/05 (c)                                     3,000,000         2,970,480
Charta Corp.
   3.310% 07/11/05 (d)                                     1,000,000           999,081

                 See Accompanying Notes to Financial Statements.

                                                           PAR             VALUE (a)
                                                     ---------------   ---------------
Concord Minutemen Capital Co.
   3.300% 10/18/05 (c)                               $     2,000,000   $     1,980,017
   3.330% 10/20/05 (c)                                     5,000,000         4,948,662
Dexia Delaware
   3.150% 08/24/05                                         1,300,000         1,293,857
   3.280% 09/19/05                                         1,500,000         1,489,067
Eiffel Funding LLC
   3.130% 08/01/05 (d)                                     2,000,000         1,994,609
Fairway Finance Corp.
   3.065% 08/23/05 (d)                                     4,000,000         3,981,950
   3.400% 09/22/05 (d)                                       500,000           496,081
Giro Balanced Funding Corp.
   3.200% 09/23/05 (d)                                     2,049,000         2,033,701
Grampian Funding LLC
   3.050% 08/23/05 (d)                                     1,970,000         1,961,154
   3.130% 09/09/05 (d)                                     2,000,000         1,987,828
Ivory Funding Corp.
   3.290% 09/12/05 (d)                                     3,000,000         2,979,986
Newcastle Certificates
   3.500% 07/01/05 (d)                                     5,911,000         5,911,000
Scaldis Capital LLC
   3.200% 09/12/05 (d)                                       365,000           362,631
   3.220% 09/27/05 (d)                                       706,000           700,443
   3.300% 10/17/05 (d)                                     2,500,000         2,475,250
Sigma Finance Inc.
   2.750% 07/01/05 (d)                                     2,000,000         2,000,000
Stanfield Victoria Funding
   3.100% 07/11/05 (c)                                     7,000,000         6,993,972
Surrey Funding Corp.
   3.330% 09/16/05 (d)                                     3,000,000         2,978,632
Sydney Capital Corp.
   3.160% 08/10/05 (d)                                     2,000,000         1,992,978
                                                                       ---------------
TOTAL COMMERCIAL PAPER
   (cost of $67,439,839)                                                    67,439,839
                                                                       ---------------

CERTIFICATES OF DEPOSIT--7.6%
Barclays Bank PLC
   3.213% 06/21/06 (b)                                     2,000,000         1,999,758
Canadian Imperial
   Bank of Commerce
   3.280% 03/15/08 (b)                                     7,000,000         7,000,000
CS First Boston
   3.500% 12/29/05 (b)                                     2,000,000         2,000,410
Unicredito Italiano S.p.A.
   3.110% 07/27/05 (b)                                     5,000,000         4,999,761
                                                                       ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (cost of $15,999,929)                                                    15,999,929
                                                                       ---------------

U.S. GOVERNMENT AGENCIES--5.6%
Federal Home Loan Mortgage Corp.
   3.083% 10/07/05 (b)                                    10,000,000        10,000,000
   3.184% 11/07/05 (b)                                     2,000,000         2,000,000
                                                                       ---------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost of $12,000,000)                                                    12,000,000
                                                                       ---------------

MUNICIPAL BONDS--5.2%
CO Denver City & County
   Airport Revenue
   LOC: Societe Generale,
   3.330% 11/15/05 (b)                               $     1,700,000   $     1,700,000
MD Baltimore
   Baltimore Parking Facilities,
   Series 2002,
   Insured: FGIC
   SPA: Dexia Credit Local,
   3.280% 07/01/32 (b)                                     7,400,000         7,400,000
NC Wake Forest University
   LOC: Wachovia Bank, NA
   3.340% 07/01/17 (b)                                     1,000,000         1,000,000
TX San Antonio Education
   Facilities Corp. St. Anthony
   Catholic High School
   LOC: JPMorgan Chase Bank
   3.370% 12/01/23 (b)                                       945,000           945,000
                                                                       ---------------
TOTAL MUNICIPAL BONDS
   (cost of $11,045,000)                                                    11,045,000
                                                                       ---------------
TOTAL INVESTMENTS--100.0%
   (cost of $212,134,271) (e)                                              212,134,271
                                                                       ---------------
OTHER ASSETS & LIABILITIES, NET--0.0%                                         (102,748)
                                                                       ---------------
NET ASSETS--100.0%                                                     $   212,031,523
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:

(a)  See Note 2.
(b) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2005.
(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $48,682,649 which represents 23.0% of net assets.
(d) Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At June 30, 2005, the value of these securities amounted to $47,763,784, which represents 22.5% of net assets.
(e)  Cost for federal income tax purposes is $212,134,271.

            ACRONYM              NAME
            -------              ----
             FGIC      Financial Guaranty Insurance Co.
             LOC       Letter of Credit
             SPA       Stand-by Purchase Agreement

                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Money Market Fund, Variable Series / June 30, 2005 (Unaudited)

ASSETS:
Investments, at amortized cost approximating value             $   212,134,271
Cash                                                                       890
Receivable for:
   Fund shares sold                                                    294,132
   Interest                                                            443,860
Deferred Trustees' compensation plan                                    10,640
                                                               ---------------
     TOTAL ASSETS                                                  212,883,793
                                                               ---------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                             735,735
   Distributions                                                            71
   Investment advisory fee                                              57,970
   Administration fee                                                   25,755
   Transfer agent fee                                                      595
   Pricing and bookkeeping fees                                          4,678
   Trustees' fees                                                          511
   Audit fee                                                            13,664
   Custody fee                                                             629
Deferred Trustees' fees                                                 10,640
Other liabilities                                                        2,022
                                                               ---------------
     TOTAL LIABILITIES                                                 852,270
                                                               ---------------
NET ASSETS                                                     $   212,031,523
                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   212,035,721
Overdistributed net investment income                                   (3,874)
Accumulated net realized loss                                             (324)
                                                               ---------------
NET ASSETS                                                     $   212,031,523
                                                               ===============
CLASS A:
Net assets                                                     $   212,031,523
Shares outstanding                                                 212,079,135
                                                               ===============
Net asset value per share                                      $          1.00
                                                               ===============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest                                                       $     3,029,364
                                                               ---------------
EXPENSES:
Investment advisory fee                                                374,035
Administration fee                                                     160,301
Transfer agent fee                                                       3,720
Pricing and bookkeeping fees                                            30,847
Trustees' fees                                                           4,696
Custody fee                                                              5,673
Other expenses                                                          33,888
                                                               ---------------
   Total Expenses                                                      613,160
Custody earnings credit                                                 (1,006)
                                                               ---------------
   Net Expenses                                                        612,154
                                                               ---------------
Net Investment Income                                                2,417,210
                                                               ---------------
Net Increase in Net Assets from Operations                     $     2,417,210
                                                               ===============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Money Market Fund, Variable Series

                                                                                          (UNAUDITED)
                                                                                          SIX MONTHS               YEAR
                                                                                             ENDED                 ENDED
                                                                                           JUNE 30,             DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                           2005                   2004
----------------------------------                                                      ---------------       ---------------
OPERATIONS:
Net investment income                                                                   $     2,417,210       $     1,867,049
Net realized loss on investments                                                                     --                  (260)
                                                                                        ---------------       ---------------
        Net Increase from Operations                                                          2,417,210             1,866,789
                                                                                        ---------------       ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                   (2,417,210)           (1,879,668)
                                                                                        ---------------       ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                             69,329,656           128,632,436
   Distributions reinvested                                                                   2,417,139             1,879,668
   Redemptions                                                                              (69,135,101)         (120,972,145)
                                                                                        ---------------       ---------------
        Net Increase from Share Transactions                                                  2,611,694             9,539,959
                                                                                        ---------------       ---------------
Total Increase in Net Assets                                                                  2,611,694             9,527,080
NET ASSETS:
Beginning of period                                                                         209,419,829           199,892,749
                                                                                        ---------------       ---------------
End of period (including overdistributed net investment income of $(3,874) and
   $(3,874), respectively)                                                              $   212,031,523       $   209,419,829
                                                                                        ===============       ===============
CHANGES IN SHARES:
   Subscriptions                                                                             69,329,656           128,632,436
   Issued for distributions reinvested                                                        2,417,139             1,879,668
   Redemptions                                                                              (69,135,101)         (120,972,145)
                                                                                        ---------------       ---------------
        Net Increase                                                                          2,611,694             9,539,959
                                                                                        ---------------       ---------------

                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Money Market Fund, Variable Series / June 30, 2005 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Money Market Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

   FUND SHARES--The Fund may issue an unlimited number of shares. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                            DECEMBER 31,
                                                2004
                                            ------------
Distributions paid from:
     Ordinary income                        $  1,879,668
     Long-term capital gains                          --

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISORY FEE--Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                  ANNUAL FEE RATE
------------------------                  ---------------
First $500 million                             0.35%
$500 million to $1 billion                     0.30%
Over $1 billion                                0.25%

For the six months ended June 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.35%.

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended June 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.029%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2005, the Fund's annualized effective transfer agent fee rate was less than 0.01%.

   FEE WAIVERS--Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of interest, taxes and extraordinary expenses, if any) will not exceed 0.65% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2005, the Fund paid $853 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   LEGAL PROCEEDINGS--On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

FINANCIAL HIGHLIGHTS
Liberty Money Market Fund, Variable Series

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            JUNE 30,        ------------------------------------------------------------------
                                              2005             2004         2003             2002         2001         2000
                                           ----------       ----------   ----------       ----------   ----------   ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $    1.000       $    1.000   $    1.000       $    1.000   $    1.000   $    1.000
                                           ----------       ----------   ----------       ----------   ----------   ----------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (a)                       0.011            0.009        0.007            0.012        0.036        0.059
                                           ----------       ----------   ----------       ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                     (0.011)          (0.009)      (0.007)          (0.012)      (0.036)      (0.059)
                                           ----------       ----------   ----------       ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD             $    1.000       $    1.000   $    1.000       $    1.000   $    1.000   $    1.000
                                           ==========       ==========   ==========       ==========   ==========   ==========
Total return (b)(c)                              1.12%(d)         0.88%        0.69%(e)         1.23%        3.64%        6.05%
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                     0.57%(g)         0.57%        0.54%            0.65%        0.56%        0.56%
Net investment income (f)                        2.26%(g)         0.87%        0.69%            1.25%        3.45%        5.90%
Waiver/reimbursement                               --               --         0.04%              --           --           --
Net assets, end of period (000's)          $  212,032       $  209,420   $  199,893       $  258,903   $  266,985   $  212,317

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Liberty Small Company Growth Fund, Variable Series / June 30, 2005

Liberty Small Company Growth Fund, Variable Series seeks long-term growth.

Paul J. Berlinguet, head of the small-cap growth team at Columbia Management Advisors, Inc. has managed the fund since November 2003.

For the six months ended June 30, 2005, the fund posted a modest decline in a market that was challenging for small-cap growth stocks in general. The fund's return fell slightly behind its benchmark, the Russell 2000 Growth Index(1). Small-cap growth stocks fell from investor favor in the first quarter of 2005, as the broad market sank and investors turned cautious. In the second quarter, investors became less risk averse and smaller stocks made up some of the ground lost earlier. Our focus remained on higher quality small-cap companies with healthy balance sheets, attractive business models and strong management teams.

GOOD STOCK SELECTION IN WEAK TECHNOLOGY AND FINANCIALS SECTORS

Although technology stocks declined sharply during the period, the fund benefited from strong stock picking that minimized losses. Standouts included Itron (0.5% of net assets), Retek (no longer in the portfolio) and IXYS (1.2% of net assets). Itron, which makes gas and electric meters that can be read wirelessly, benefited as utilities companies increased spending. Retek, a software company, was bought out at a nice premium by Oracle after it won a bidding war with SAP. IXYS is a power semiconductor company that increased its earnings by expanding into higher growth areas. The fund also had its share of tech disappointments. Foundry Networks and SeaChange International (0.6% and 0.3% of net assets, respectively) both suffered steep declines after falling short of investors' expectations. Foundry is a networking company, while SeaChange International makes streamers for video-on-demand.

   The fund's returns from financial stocks were flat, but they were better than the sector returns in the Russell index. We trimmed weaker-performing banks and kept better-performing specialty insurance companies. The fund also benefited from its stake in Greenhill & Company (1.1% of net assets), an investment banking firm whose stock rallied as demand picked up for merger and acquisition advisory services.

MUTED GAINS FROM ENERGY STOCKS

As commodity prices rose, energy stocks produced the period's biggest gains. While the fund's energy returns were positive, its focus on developing exploration and production companies with unproven reserves dampened gains. Investors preferred companies with proven reserves, whose values rose with higher energy prices. Strong performers elsewhere included Cuno, a water purification company that 3M plans to buy, and Jarden, a consumer products company with a reputation for successful acquisitions (1.0% and 1.0% of net assets, respectively).

DISAPPOINTMENTS IN HEALTH CARE

Health care investments detracted from performance. The fund focused on medical products companies, which posted sharp declines as risk-averse investors gravitated toward services stocks. The biggest disappointment was QLT (0.6% of net assets), which suffered from competitive pressures and insurance reimbursement issues. QLT's key products treat macular degeneration and prostate cancer. Service investments helped offset some of the fund's product-related losses. Advisory Board (1.0% of net assets), which does best-practices consulting for the health care industry, did especially well.

REASONABLY OPTIMISTIC OUTLOOK

Going forward, we believe small-cap stocks stand to benefit from a pick-up in merger and acquisition activity as well as a stronger US dollar. Within small cap, valuations on growth stocks appear more attractive than value. Growth stocks could also be the beneficiaries if the Federal Reserve (the "Fed") ends its interest rate hikes. Historically, growth stocks have tended to perform well when investors see an end to the Fed's policy of tightening monetary supply. While we recognize that the gap between small- and large-cap stock valuations has narrowed, we believe small-cap stocks continue to offer superior earnings growth prospects that will attract investors.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Holdings are disclosed as of June 30, 2005, and are subject to change.

(1) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

PERFORMANCE INFORMATION
Liberty Small Company Growth Fund, Variable Series / June 30, 2005

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005 (%)

                           (CUMULATIVE)
                             6-MONTHS     1-YEAR   5-YEAR   10-YEAR
-------------------------------------------------------------------
Class A (01/01/89)                -3.61     1.91    -3.10      6.67
Russell 2000 Growth
   Index                          -3.58     4.29    -4.51      5.16

Inception date of share class is in parenthesis.

NET ASSET VALUE PER SHARE ($)       12/31/04    06/30/05
--------------------------------------------------------
Class A                                11.07       10.67

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

VALUE OF A $10,000 INVESTMENT, 07/01/95 - 06/30/05

[CHART]

                 CLASS A SHARES     RUSSELL 2000 GROWTH INDEX
7/1/95               $   10,000                    $   10,000
9/30/95              $   11,128                    $   11,137
12/31/95             $   11,400                    $   11,302
3/31/96              $   12,376                    $   11,951
6/30/96              $   13,291                    $   12,648
9/30/96              $   14,164                    $   12,541
12/31/96             $   14,472                    $   12,574
3/31/97              $   13,418                    $   11,255
6/30/97              $   15,507                    $   13,230
9/30/97              $   16,894                    $   15,468
12/31/97             $   15,603                    $   14,200
3/31/98              $   16,864                    $   15,887
6/30/98              $   14,628                    $   14,975
9/30/98              $   11,540                    $   11,627
12/31/98             $   12,904                    $   14,375
3/31/99              $   11,909                    $   14,134
6/30/99              $   13,681                    $   16,218
9/30/99              $   14,108                    $   15,420
12/31/99             $   19,100                    $   20,569
3/31/2000            $   23,715                    $   22,478
6/30/2000            $   22,323                    $   20,821
9/30/2000            $   23,129                    $   19,995
12/31/2000           $   18,078                    $   15,956
3/31/2001            $   14,961                    $   13,530
6/30/2001            $   17,892                    $   15,962
9/30/2001            $   13,371                    $   11,480
12/31/2001           $   16,267                    $   14,484
3/31/2002            $   16,320                    $   14,200
6/30/2002            $   14,372                    $   11,971
9/30/2002            $   11,673                    $    9,395
12/31/2002           $   12,298                    $   10,100
3/31/2003            $   11,762                    $    9,708
6/30/2003            $   14,407                    $   12,053
9/30/2003            $   15,283                    $   13,315
12/31/2003           $   17,750                    $   15,003
3/31/2004            $   19,019                    $   15,840
6/30/2004            $   18,715                    $   15,855
9/30/2004            $   17,375                    $   14,902
12/31/2004           $   19,788                    $   17,149
3/31/2005            $   18,304                    $   15,978
6/30/2005            $   19,067                    $   16,538

The graph compares the results of a hypothetical $10,000 investment in the fund with the index. The Index is unmanaged and returns for the index and the fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

UNDERSTANDING YOUR EXPENSES
Liberty Small Company Growth Fund, Variable Series / June 30, 2005

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and includes the actual expense ratio. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

                            ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE        EXPENSES PAID        FUND'S ANNUALIZED
01/01/05 - 06/30/05      BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)   DURING THE PERIOD ($)    EXPENSE RATIO (%)
--------------------------------------------------------------------------------------------------------------------------
                             ACTUAL     HYPOTHETICAL    ACTUAL   HYPOTHETICAL   ACTUAL   HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------------
Class A                     1,000.00      1,000.00      964.79     1,020.83      3.90        4.01              0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

INVESTMENT PORTFOLIO
Liberty Small Company Growth Fund, Variable Series / June 30, 2005 (Unaudited)

                                                         SHARES             VALUE
                                                     ---------------   ---------------
COMMON STOCKS--97.7%
CONSUMER DISCRETIONARY--17.0%
AUTOMOBILES--0.2%
Winnebago Industries, Inc.                                     2,580   $        84,495
                                                                       ---------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Education Management Corp. (a)                                 5,076           171,213
                                                                       ---------------
HOTELS, RESTAURANTS & LEISURE--4.6%
Gaylord Entertainment Co. (a)                                 15,755           732,450
Kerzner International Ltd. (a)                                 5,011           285,376
Pinnacle Entertainment, Inc. (a)                              12,064           235,972
RARE Hospitality
   International, Inc. (a)                                     4,640           141,381
Scientific Games Corp., Class A (a)                           19,990           538,331
Shuffle Master, Inc. (a)                                      19,580           548,827
                                                                       ---------------
                                                                             2,482,337
                                                                       ---------------
HOUSEHOLD DURABLES--0.5%
Yankee Candle Co., Inc.                                        8,410           269,961
                                                                       ---------------
INTERNET & CATALOG RETAIL--0.8%
Blue Nile, Inc. (a)                                            2,462            80,483
Coldwater Creek, Inc. (a)                                     10,432           259,861
Overstock.com, Inc. (a)                                        2,399            85,404
                                                                       ---------------
                                                                               425,748
                                                                       ---------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Marvel Enterprises, Inc. (a)                                  13,940           274,897
                                                                       ---------------
MEDIA--4.5%
Cumulus Media, Inc., Class A (a)                              24,824           292,427
Harris Interactive, Inc. (a)                                  40,904           199,203
Lin TV Corp., Class A (a)                                     15,969           221,809
Lions Gate Entertainment Corp. (a)                            53,300           546,858
R.H. Donnelley Corp. (a)                                       6,590           408,448
Radio One, Inc., Class D (a)                                  36,290           463,423
TiVo, Inc. (a)                                                15,390           102,805
Valassis Communications, Inc. (a)                              5,292           196,069
                                                                       ---------------
                                                                             2,431,042
                                                                       ---------------
MULTILINE RETAIL--0.1%
Fred's, Inc.                                                   3,911            64,844
                                                                       ---------------
SPECIALTY RETAIL--3.9%
Bombay Co., Inc. (a)                                          26,289           149,847
Design Within Reach, Inc. (a)                                 12,680           229,508
Guitar Center, Inc. (a)                                        2,290           133,667
Hibbett Sporting Goods, Inc. (a)                               8,477           320,770
Jarden Corp. (a)                                               9,720           524,103
MarineMax, Inc. (a)                                            2,228            69,625
Pacific Sunwear of California, Inc. (a)                       20,900           480,491
Tuesday Morning Corp.                                          5,823           183,541
                                                                       ---------------
                                                                             2,091,552
                                                                       ---------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Ashworth, Inc. (a)                                            14,869           133,970
Jos. A. Bank Clothiers, Inc. (a)                              12,730           551,209
Wolverine World Wide, Inc.                                     7,013           168,382
                                                                       ---------------
                                                                               853,561
                                                                       ---------------
CONSUMER STAPLES--0.8%
FOOD & STAPLES RETAILING--0.2%
United Natural Foods, Inc. (a)                                 3,627   $       110,152
                                                                       ---------------
FOOD PRODUCTS--0.4%
Delta & Pine Land Co.                                          9,210           230,803
                                                                       ---------------
PERSONAL PRODUCTS--0.2%
Nu Skin Enterprises, Inc., Class A                             5,020           116,966
                                                                       ---------------
ENERGY--7.2%
ENERGY EQUIPMENT & SERVICES--1.4%
Atwood Oceanics, Inc. (a)                                      4,090           251,780
Cal Dive International, Inc. (a)                               2,560           134,067
Dawson Geophysical Co. (a)                                     6,357           135,150
Grey Wolf, Inc. (a)                                           21,080           156,203
Hydril (a)                                                     1,074            58,372
                                                                       ---------------
                                                                               735,572
                                                                       ---------------
OIL, GAS & CONSUMABLE FUELS--5.8%
Bois d'Arc Energy, Inc. (a)                                   26,394           389,311
Edge Petroleum Corp. (a)                                      21,200           331,144
Energy Partners Ltd. (a)                                      13,600           356,456
InterOil Corp. (a)                                             5,643           153,377
Mission Resources Corp. (a)                                   55,800           450,306
Pioneer Drilling Co. (a)                                       9,913           151,272
Spinnaker Exploration Co. (a)                                  9,000           319,410
Superior Energy Services, Inc. (a)                            32,564           579,639
Western Gas Resources, Inc.                                   10,900           380,410
                                                                       ---------------
                                                                             3,111,325
                                                                       ---------------
FINANCIALS--8.7%
CAPITAL MARKETS--0.8%
Affiliated Managers Group, Inc. (a)                            2,979           203,555
Jefferies Group, Inc.                                          5,497           208,281
                                                                       ---------------
                                                                               411,836
                                                                       ---------------
COMMERCIAL BANKS--4.1%
Boston Private Financial
   Holdings, Inc.                                             17,400           438,480
City National Corp.                                            3,750           268,912
East-West Bancorp, Inc.                                       12,400           416,516
Fidelity Bankshares, Inc.                                      6,372           168,985
Mercantile Bank Corp.                                          8,202           360,642
Prosperity Bancshares, Inc.                                   18,700           535,007
                                                                       ---------------
                                                                             2,188,542
                                                                       ---------------
CONSUMER FINANCE--1.1%
Nelnet, Inc. Class A (a)                                       7,170           238,546
World Acceptance Corp. (a)                                    12,124           364,326
                                                                       ---------------
                                                                               602,872
                                                                       ---------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Greenhill & Co., Inc.                                         14,900           603,599
National Financial Partners Corp.                              4,050           158,517
                                                                       ---------------
                                                                               762,116
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
INSURANCE--1.3%
Infinity Property & Casualty Corp.                             7,223   $       251,938
Philadelphia Consolidated
   Holding Co. (a)                                             1,434           121,546
Selective Insurance Group, Inc.                                1,617            80,122
Triad Guaranty, Inc. (a)                                       5,312           267,672
                                                                       ---------------
                                                                               721,278
                                                                       ---------------
HEALTH CARE--19.2%
BIOTECHNOLOGY--5.3%
Affymetrix, Inc. (a)                                           7,276           392,395
Amylin Pharmaceuticals, Inc. (a)                               8,670           181,463
AtheroGenics, Inc. (a)                                        15,770           252,005
Cytogen Corp. (a)                                             14,197            74,250
Enzo Biochem, Inc. (a)                                        13,671           245,121
Exact Sciences Corp. (a)                                      15,198            34,651
Exelixis, Inc. (a)                                             8,592            63,838
Human Genome Sciences, Inc. (a)                                8,727           101,059
Illumina, Inc. (a)                                            12,091           145,938
Isolagen, Inc. (a)                                             1,037             4,252
Martek Biosciences Corp. (a)                                   3,400           129,030
NeoPharm, Inc. (a)                                            24,749           247,242
OSI Pharmaceuticals, Inc. (a)                                  4,270           174,515
PRA International (a)                                          4,770           127,741
Protein Design Labs, Inc. (a)                                 17,580           355,292
QLT, Inc. (a)                                                 32,083           334,305
                                                                       ---------------
                                                                             2,863,097
                                                                       ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
American Medical Systems
   Holdings, Inc. (a)                                         11,497           237,413
Aspect Medical Systems, Inc. (a)                               2,671            79,435
Hologic, Inc. (a)                                              4,205           167,149
Immucor, Inc. (a)                                             11,563           334,749
INAMED Corp. (a)                                               2,960           198,231
Intuitive Surgical, Inc. (a)                                   1,814            84,605
Kyphon, Inc. (a)                                               4,592           159,756
Medical Action Industries, Inc. (a)                            1,281            22,866
Nektar Therapeutics (a)                                       15,590           262,536
Respironics, Inc. (a)                                          8,673           313,182
SonoSite, Inc. (a)                                             8,640           268,185
Syneron Medical Ltd. (a)                                       7,900           289,061
                                                                       ---------------
                                                                             2,417,168
                                                                       ---------------
HEALTH CARE PROVIDERS & SERVICES--5.0%
Advisory Board Co. (a)                                        11,505           560,754
Apria Healthcare Group, Inc. (a)                               4,650           161,076
Centene Corp. (a)                                              5,257           176,530
HealthExtras, Inc. (a)                                         3,472            69,683
Hythiam, Inc. (a)                                             23,700           132,720
LHC Group, Inc. (a)                                           11,311           205,634
LifePoint Hospitals, Inc. (a)                                 10,800           545,616
Psychiatric Solutions, Inc. (a)                                1,130            55,042
Triad Hospitals, Inc. (a)                                      5,020           274,293
U.S. Physical Therapy, Inc. (a)                               13,400           257,012
VCA Antech, Inc. (a)                                          11,065           268,326
                                                                       ---------------
                                                                             2,706,686
                                                                       ---------------
PHARMACEUTICALS--4.4%
BioSante Pharmaceuticals, Inc. (a)                            25,600   $        96,000
Bone Care International, Inc. (a)                              9,400           309,918
Caraco Pharmaceutical
   Laboratories Ltd. (a)                                       9,918            85,097
Connetics Corp. (a)                                            5,507            97,144
DepoMed, Inc. (a)                                             57,347           250,606
DOV Pharmaceutical, Inc. (a)                                  14,880           277,661
Neurochem, Inc. (a)                                           16,729           168,127
Noven Pharmaceuticals, Inc. (a)                               22,900           400,292
Par Pharmaceutical
   Companies, Inc. (a)                                         3,056            97,211
Penwest Pharmaceuticals Co. (a)                                9,365           110,694
Salix Pharmaceuticals Ltd. (a)                                24,850           438,851
                                                                       ---------------
                                                                             2,331,601
                                                                       ---------------
INDUSTRIALS--11.4%
AEROSPACE & DEFENSE--0.6%
DRS Technologies, Inc.                                         2,710           138,969
Engineered Support Systems, Inc.                               2,689            96,347
Teledyne Technologies, Inc. (a)                                2,891            94,188
                                                                       ---------------
                                                                               329,504
                                                                       ---------------
AIR FREIGHT & LOGISTICS--1.9%
EGL, Inc. (a)                                                 17,283           351,191
Hub Group, Inc., Class A (a)                                     291             7,289
UTI Worldwide, Inc.                                            9,259           644,612
                                                                       ---------------
                                                                             1,003,092
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES--3.8%
Educate, Inc. (a)                                              2,148            30,394
Intersections, Inc. (a)                                        9,439           110,342
Korn/Ferry International (a)                                  15,410           273,527
Laureate Education, Inc. (a)                                  10,800           516,888
MDC Partners, Inc., Class A (a)                               38,500           325,710
Mine Safety Appliances Co.                                       966            44,629
Navigant Consulting, Inc. (a)                                  4,900            86,534
NCO Group, Inc. (a)                                           12,320           266,482
Resources Connection, Inc. (a)                                11,079           257,365
Senomyx, Inc. (a)                                              4,356            71,918
Waste Connections, Inc. (a)                                    1,345            50,155
                                                                       ---------------
                                                                             2,033,944
                                                                       ---------------
CONSTRUCTION & ENGINEERING--0.9%
Chicago Bridge & Iron Co., NV, N.Y.
   Registered Shares                                          20,341           464,995
                                                                       ---------------
ELECTRICAL EQUIPMENT--0.4%
Evergreen Solar, Inc. (a)                                      6,541            42,059
Plug Power, Inc. (a)                                          28,639           196,177
                                                                       ---------------
                                                                               238,236
                                                                       ---------------
MACHINERY--1.9%
Bucyrus International, Inc.,
   Class A                                                     1,820            69,124
Cuno, Inc. (a)                                                 7,475           534,014
Wabash National Corp.                                         12,681           307,261
Wabtec Corp.                                                   4,382            94,125
                                                                       ---------------
                                                                             1,004,524
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
ROAD & RAIL--1.5%
Genesee & Wyoming, Inc.,
   Class A (a)                                                14,359   $       390,708
Heartland Express, Inc.                                       21,243           412,752
Landstar System, Inc. (a)                                        400            12,072
                                                                       ---------------
                                                                               815,532
                                                                       ---------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Aceto Corp.                                                   29,374           219,717
                                                                       ---------------
INFORMATION TECHNOLOGY--28.5%
COMMUNICATIONS EQUIPMENT--1.9%
ADTRAN, Inc.                                                   4,350           107,575
Anaren, Inc. (a)                                                 359             4,721
AudioCodes Ltd. (a)                                            4,292            42,705
Avocent Corp. (a)                                                718            18,768
C-COR, Inc.                                                      400             2,743
Finisar Corp. (a)                                             93,403            98,073
Foundry Networks, Inc. (a)                                    40,019           345,364
Inter-Tel, Inc.                                                  564            10,496
NICE Systems Ltd., ADR (a)                                     7,670           302,735
Packeteer, Inc. (a)                                            2,251            31,739
Plantronics, Inc.                                              2,210            80,356
                                                                       ---------------
                                                                             1,045,275
                                                                       ---------------
COMPUTERS & PERIPHERALS--0.6%
Neoware Systems, Inc. (a)                                        787             8,059
SimpleTech, Inc. (a)                                          75,500           289,165
                                                                       ---------------
                                                                               297,224
                                                                       ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.0%
Aeroflex, Inc. (a)                                               607             5,099
Anixter International, Inc. (a)                               12,300           457,191
Applied Films Corp. (a)                                       13,676           350,106
Audiovox Corp., Class A (a)                                   13,771           213,450
Daktronics, Inc.                                               8,751           175,107
FLIR Systems, Inc. (a)                                         2,440            72,810
Global Imaging Systems, Inc. (a)                              17,987           573,066
Itron, Inc. (a)                                                5,970           266,740
Photon Dynamics, Inc. (a)                                     14,000           288,540
Plexus Corp. (a)                                              19,280           274,354
                                                                       ---------------
                                                                             2,676,463
                                                                       ---------------
INTERNET SOFTWARE & SERVICES--3.9%
CNET Networks, Inc. (a)                                        4,287            50,329
Corillian Corp. (a)                                           83,714           259,513
Digital River, Inc. (a)                                        8,230           261,302
Digitas, Inc. (a)                                             44,614           509,046
EarthLink, Inc. (a)                                           12,250           106,085
Equinix, Inc. (a)                                             10,431           452,080
InfoSpace, Inc. (a)                                           11,550           380,341
Secure Computing Corp. (a)                                     3,729            40,572
ValueClick, Inc. (a)                                           4,032            49,715
                                                                       ---------------
                                                                             2,108,983
                                                                       ---------------
IT SERVICES--2.0%
Anteon International Corp. (a)                                   605            27,600
Euronet Worldwide, Inc. (a)                                    2,096            60,931
MAXIMUS, Inc.                                                  7,541           266,122
MTC Technologies, Inc. (a)                                    18,260   $       672,516
Sykes Enterprises, Inc. (a)                                    4,399            41,790
                                                                       ---------------
                                                                             1,068,959
                                                                       ---------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--8.4%
Brooks Automation, Inc. (a)                                    8,138           120,849
Cymer, Inc. (a)                                                2,043            53,833
Cypress Semiconductor Corp. (a)                               34,800           438,132
DSP Group, Inc. (a)                                           11,990           286,201
Entegris, Inc. (a)                                            60,700           600,930
FEI Co. (a)                                                   21,700           494,977
Integrated Circuit Systems, Inc. (a)                           2,036            42,023
Integrated Device Technology, Inc. (a)                         4,491            48,278
IXYS Corp. (a)                                                44,600           632,428
Leadis Technology, Inc. (a)                                   15,588           125,484
Microsemi Corp. (a)                                              442             8,310
Mykrolis Corp. (a)                                            28,800           409,248
Silicon Image, Inc. (a)                                       15,446           158,476
Silicon Storage Technology, Inc. (a)                          48,304           194,665
Tessera Technologies, Inc. (a)                                   483            16,137
Ultratech, Inc. (a)                                           26,736           489,269
Virage Logic Corp. (a)                                        37,540           386,662
                                                                       ---------------
                                                                             4,505,902
                                                                       ---------------
SOFTWARE--6.7%
American Reprographics Co. (a)                                 4,173            67,144
ANSYS, Inc. (a)                                                1,303            46,439
Captiva Software Corp. (a)                                    29,313           423,280
Epicor Software Corp. (a)                                     30,702           405,266
FileNET Corp. (a)                                             13,700           344,418
Hyperion Solutions Corp. (a)                                   1,505            60,561
Kronos, Inc. (a)                                               1,318            53,234
Magma Design Automation, Inc. (a)                             24,752           206,927
Manhattan Associates, Inc. (a)                                19,719           378,802
Micromuse, Inc. (a)                                           50,243           284,375
MICROS Systems, Inc. (a)                                       2,980           133,355
Open Solutions, Inc. (a)                                       5,401           109,694
OpenTV Corp., Class A (a)                                     77,600           212,624
Progress Software Corp. (a)                                    2,266            68,320
Quest Software, Inc. (a)                                         331             4,511
RSA Security, Inc. (a)                                        13,923           159,836
ScanSoft, Inc. (a)                                            39,895           150,803
SeaChange International, Inc. (a)                             20,183           141,685
Verint Systems, Inc. (a)                                      11,500           369,840
                                                                       ---------------
                                                                             3,621,114
                                                                       ---------------
MATERIALS--2.8%
CHEMICALS--1.4%
Airgas, Inc.                                                   3,089            76,206
Landec Corp. (a)                                              32,347           210,255
Symyx Technologies, Inc. (a)                                   1,656            46,335
UAP Holding Corp. (a)                                         11,392           189,107
Zoltek Companies, Inc. (a)                                    21,926           246,229
                                                                       ---------------
                                                                               768,132
                                                                       ---------------

                 See Accompanying Notes to Financial Statements.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
METALS & MINING--1.4%
Allegheny Technologies, Inc.                                   7,450   $       164,347
AMCOL International Corp.                                     19,900           373,921
Cleveland-Cliffs, Inc.                                         2,040           117,830
Foundation Coal Holdings, Inc.                                 1,159            30,065
Reliance Steel & Aluminum Co.                                  1,639            60,759
                                                                       ---------------
                                                                               746,922
                                                                       ---------------
TELECOMMUNICATION SERVICES--1.1%
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Alamosa Holdings, Inc. (a)                                     7,322           101,776
SBA Communications Corp.,
   Class A (a)                                                14,023           189,310
SpectraLink Corp.                                              2,359            24,817
Western Wireless Corp., Class A (a)                            6,410           271,143
                                                                       ---------------
                                                                               587,046
                                                                       ---------------
UTILITIES--1.0%
GAS UTILITIES--1.0%
Energen Corp.                                                 15,420           540,471
                                                                       ---------------
TOTAL COMMON STOCKS
   (cost of $46,732,589)                                                    52,535,699
                                                                       ---------------
                                                           PAR
                                                     ---------------
SHORT-TERM OBLIGATION--0.7%
Repurchase agreement with State
   Street Bank & Trust Co.,
   dated 06/30/05, due 07/01/05
   at 2.700%, collateralized by a
   U.S. Treasury Bond maturing
   05/15/17, market value of $396,688
   (repurchase proceeds $383,029)                    $       383,000           383,000
                                                                       ---------------
TOTAL SHORT-TERM OBLIGATION
   (cost of $383,000)                                                          383,000
                                                                       ---------------
TOTAL INVESTMENTS--98.4%
   (cost of $47,115,589) (b)                                                52,918,699
                                                                       ---------------
OTHER ASSETS & LIABILITIES, NET--1.6%                                          881,678
                                                                       ---------------
NET ASSETS--100.0%                                                     $    53,800,377
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing security.
(b) Cost for federal income tax purposes is $47,115,589.

            ACRONYM              NAME
            -------              ----
            ADR        American Depositary Receipt

At June 30, 2005, the Fund held investments in the following sectors:

SECTOR                                        % OF NET ASSETS
------                                        ---------------
Information Technology                              28.5%
Health Care                                         19.2
Consumer Discretionary                              17.0
Industrials                                         11.4
Financials                                           8.7
Energy                                               7.2
Materials                                            2.8
Telecommunication Services                           1.1
Utilities                                            1.0
Consumer Staples                                     0.8
Short-Term Obligation                                0.7
Other Assets & Liabilities, Net                      1.6
                                                   ------
                                                   100.0%
                                                   ======

                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Small Company Growth Fund, Variable Series / June 30, 2005 (Unaudited)

ASSETS:
Investments, at cost                                           $    47,115,589
                                                               ---------------
Investments, at value                                          $    52,918,699
Cash                                                                       255
Receivable for:
   Investments sold                                                 17,589,859
   Interest                                                                 29
   Dividends                                                             6,608
Expense reimbursement due from Investment Advisor                          509
Deferred Trustees' compensation plan                                     5,373
Other assets                                                                26
                                                               ---------------
     TOTAL ASSETS                                                   70,521,358
                                                               ---------------
LIABILITIES:
Payable for:
   Investments purchased                                            16,576,023
   Fund shares repurchased                                              72,964
   Investment advisory fee                                              22,219
   Administration fee                                                    6,416
   Transfer agent fee                                                      594
   Pricing and bookkeeping fees                                          2,546
   Trustees' fees                                                          385
   Audit fee                                                            18,904
   Custody fee                                                             775
   Reports to shareholders                                               9,683
Deferred Trustees' fees                                                  5,373
Other liabilities                                                        5,099
                                                               ---------------
     TOTAL LIABILITIES                                              16,720,981
                                                               ---------------
NET ASSETS                                                     $    53,800,377
                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $    73,728,239
Accumulated net investment loss                                       (146,246)
Accumulated net realized loss                                      (25,584,726)
Net unrealized appreciation on investments                           5,803,110
                                                               ---------------
NET ASSETS                                                     $    53,800,377
                                                               ===============
CLASS A:
Net assets                                                     $    53,799,339
Shares outstanding                                                   5,040,810
                                                               ===============
Net asset value per share                                      $         10.67
                                                               ===============
CLASS B:
Net assets                                                     $         1,038
Shares outstanding                                                          98
                                                               ===============
Net asset value per share                                      $         10.59
                                                               ===============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                $        66,030
Interest                                                                          11,068
                                                                         ---------------
   Total Investment Income                                                        77,098
                                                                         ---------------
EXPENSES:
Investment advisory fee                                                          137,460
Administration fee                                                                41,238
Distribution fee--Class B                                                              1
Transfer agent fee                                                                 3,720
Pricing and bookkeeping fees                                                      12,909
Trustees' fees                                                                     4,053
Custody fee                                                                        5,109
Audit fee                                                                         14,904
Non-recurring costs (See Note 6)                                                     687
Other expenses                                                                    14,289
                                                                         ---------------
   Total Expenses                                                                234,370
Fees and expenses waived or reimbursed by Investment Advisor                     (13,862)
Non-recurring costs assumed by Investment Advisor (See Note 6)                      (687)
Custody earnings credit                                                              (47)
                                                                         ---------------
   Net Expenses                                                                  219,774
                                                                         ---------------
Net Investment Loss                                                             (142,676)
                                                                         ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                               2,637,597
Net change in unrealized appreciation (depreciation) on investments           (4,904,928)
                                                                         ---------------
Net Loss                                                                      (2,267,331)
                                                                         ---------------
Net Decrease in Net Assets from Operations                               $    (2,410,007)
                                                                         ===============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Small Company Growth Fund, Variable Series

                                                                                          (UNAUDITED)
                                                                                          SIX MONTHS
                                                                                             ENDED              YEAR ENDED
                                                                                           JUNE 30,            DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                           2005                  2004
----------------------------------                                                      ---------------       ---------------
OPERATIONS:
Net investment loss                                                                     $      (142,676)      $      (375,167)
Net realized gain on investments                                                              2,637,597             8,870,268
Net change in unrealized appreciation (depreciation) on investments                          (4,904,928)           (1,981,238)
                                                                                        ---------------       ---------------
        Net Increase (Decrease) from Operations                                              (2,410,007)            6,513,863
                                                                                        ---------------       ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                              1,231,894             3,275,513
   Redemptions                                                                               (7,209,440)          (11,759,160)
                                                                                        ---------------       ---------------
Net Decrease from Share Transactions                                                         (5,977,546)           (8,483,647)
                                                                                        ---------------       ---------------
Total Decrease in Net Assets                                                                 (8,387,553)           (1,969,784)
NET ASSETS:
Beginning of period                                                                          62,187,930            64,157,714
                                                                                        ---------------       ---------------
End of period (including accumulated net investment loss of $(146,246) and $(3,570),
   respectively)                                                                        $    53,800,377       $    62,187,930
                                                                                        ===============       ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                                118,902               317,740
   Redemptions                                                                                 (696,341)           (1,162,714)
                                                                                        ---------------       ---------------
        Net Decrease                                                                           (577,439)             (844,974)
                                                                                        ---------------       ---------------

                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Small Company Growth Fund, Variable Series / June 30, 2005 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Small Company Growth Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation                $  8,865,101
     Unrealized depreciation                  (3,061,991)
                                            ------------
       Net unrealized appreciation          $  5,803,110
                                            ============

The following capital loss carryforwards, determined as of December 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                                CAPITAL LOSS
    EXPIRATION                              CARRYFORWARD
    ----------                              ------------
       2008                                 $    184,967
       2009                                   17,850,721
       2010                                   10,080,251
                                            ------------
                                            $ 28,115,939
                                            ============

Of the capital loss carryforwards attributable to the Fund, $664,392 ($184,967 expiring 12/31/08, $368,693 expiring 12/31/09 and $110,732 expiring 12/31/10)
remain from the Fund's merger with Galaxy VIP Small Company Growth Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISORY FEE--Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                  ANNUAL FEE RATE
------------------------                  ---------------
First $1 billion                               0.50%
$1 billion to $1.5 billion                     0.45%
Over $1.5 billion                              0.40%

For the six months ended June 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.50%.

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended June 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.047%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2005, the Fund's annualized effective transfer agent fee rate was 0.01%.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

   FEE WAIVERS--Effective January 1, 2005, Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. Prior to January 1, 2005, Columbia voluntarily reimbursed certain fees of the Fund at an annual rate of 0.02% of the Fund's average daily net assets. For the six months ended June 30, 2005, fees reimbursed by Columbia amounted to 0.05% of the Fund's average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2005, the Fund paid $781 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $27,455,016 and $33,833,332 respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

For the six months ended June 30, 2005, Columbia has assumed $687 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
Liberty Small Company Growth Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                   (UNAUDITED)
                                   SIX MONTHS
                                      ENDED                                    YEAR ENDED DECEMBER 31,
                                    JUNE 30,           ------------------------------------------------------------------------
                                      2005                2004           2003           2002            2001            2000
                                   -----------         ----------     ----------     ----------      ----------      ----------
NET ASSET VALUE,
   BEGINNING OF PERIOD             $     11.07         $     9.93     $     6.88     $     9.10      $    19.08      $    20.16
                                   -----------         ----------     ----------     ----------      ----------      ----------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                  (0.03)             (0.06)         (0.05)         (0.04)          (0.03)          (0.05)
Net realized and unrealized
   gain (loss) on investments            (0.37)              1.20           3.10          (2.18)          (2.31)          (1.03)
                                   -----------         ----------     ----------     ----------      ----------      ----------
     Total from Investment
       Operations                        (0.40)              1.14           3.05          (2.22)          (2.34)          (1.08)
                                   -----------         ----------     ----------     ----------      ----------      ----------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net realized gains                     --                 --             --             --           (7.64)             --
                                   -----------         ----------     ----------     ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD     $     10.67         $    11.07     $     9.93     $     6.88      $     9.10      $    19.08
                                   ===========         ==========     ==========     ==========      ==========      ==========
Total return (b)(c)                      (3.61)%(d)(e)      11.48%(e)      44.33%(e)     (24.40)%(e)     (10.03)%(e)      (5.36)%
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                              0.80%(g)           0.80%          0.80%          0.80%           0.82%           0.73%
Net investment loss (f)                  (0.52)%(g)         (0.61)%        (0.62)%        (0.57)%         (0.32)%         (0.24)%
Waiver/reimbursement                      0.05%(g)           0.02%          0.03%          0.02%           0.04%             --
Portfolio turnover rate                     50%(d)             41%           117%           117%            146%            155%
Net assets, end of period (000's)  $    53,799         $   62,187     $   64,157     $   48,932      $   79,295      $  109,856

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

PORTFOLIO MANAGERS' DISCUSSION
Columbia Large Cap Growth Fund, Variable Series / June 30, 2005

   Columbia Large Cap Growth Fund, Variable Series seeks long-term growth.

   Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan and Mary-Ann Ward co-manage the fund. Mr. Berlinguet has been with Columbia Management Advisors, Inc. or its predecessors or affiliate organizations ("Columbia") since October 2003. Mr. Hickey has been affiliated with Columbia since November 1998. Mr. Sullivan has been affiliated with Columbia since January 2005. Ms. Ward has been affiliated with Columbia since July 1997.

For the six months ended June 30, 2005, the fund's performance fell short of its benchmark, the Russell 1000 Growth Index(1). As investors worried about rising short-term interest rates, elevated energy prices and geopolitical concerns, large-cap stocks narrowly beat small-caps. Within the large-cap sector, growth stocks trailed value stocks. Our focus was on large-cap companies with strong competitive positions, high sustainable profits, good balance sheets and above-average earnings growth prospects. We kept the portfolio broadly diversified across sectors and individual stocks.

POSITIVE CONTRIBUTIONS FROM HEALTH CARE AND ENERGY

Health care stocks helped performance. We downplayed major branded pharmaceutical stocks, which declined amid concerns over patent expirations and a lack of new blockbuster drugs. Instead, we focused on product-related companies such as Alcon and Medtronic (0.5% and 4.7% of net assets, respectively). Both were top contributors to performance. Alcon, which makes eye care products, was attractively valued relative to its strong earnings growth. Medtronics is a medical device company with a strong lineup of new products. While positive, the fund's health care returns failed to keep pace with the sector's gains. Among detractors was Novartis AG (3.7% of net assets), a non-index European pharmaceutical company. Despite a disappointing stock performance, we believe the company has a better array of existing products, as well as potential new products in the pipeline, than do the large domestic drug companies.

Energy stocks also helped performance, as elevated oil and gas prices fueled strong stock returns. However, the fund did not own many of the smaller energy stocks, which were the biggest beneficiaries of rising energy prices.

GOOD STOCK SELECTION IN DISAPPOINTING TECH SECTOR

The fund's technology returns were better than those for the index in a period that was generally disappointing for technology. We successfully avoided the worst performers, while owning a few standouts that included Google (no longer in the portfolio), Marvell Technology Group and Microchip Technology (1.9% and 1.4% of net assets, respectively). Strong earnings and revenue growth drove Google, which we sold at a price that we believe represented full valuation. Marvell Technology Group and Microchip Technology make semiconductor chips used in consumer goods. Both stocks rallied nicely, as demand for consumer products remained reasonably strong and investors rewarded highly leveraged companies. Sizable stakes in software giant Microsoft and semiconductor manufacturer Maxim Integrated Products (5.1% and 2.3% of net assets, respectively) eroded some of these gains. Both stocks declined along with the sector. Maxim, whose analog semiconductors are used in a wide variety of products, also was hurt by weak sales as distributor and end user inventories declined.

DOWNTURN IN CONSUMER SECTORS

The fund's consumer discretionary stocks were down, but ahead of the sector's return in the index. Media stocks, including Viacom (2.7% of net assets) and TimeWarner (no longer in the portfolio), suffered from disappointing up-front advertising sales. Offsetting these losses were strong performances from high-end retailers that managed to sustain strong sales growth. One such company was Nordstrom (0.8% of net assets). In consumer staples, stock selection was disappointing. The fund held positions in Costco Wholesale and Wal-Mart Stores (3.5% and 3.3% of net assets, respectively), which declined as rising energy prices appeared to keep shoppers at home and curbed spending for many of their customers.

CAUTIOUS OPTIMISM ABOUT LARGE-CAP GROWTH PROSPECTS

We expect improved performance from large-cap growth stocks. The excesses of the 1990s that created valuation differences between growth and value stocks have largely disappeared. The gap between small- and large-cap valuations has also closed. In addition, we believe many large-cap growth stocks continue to have strong earnings prospects as we head into the later stages of this economic expansion.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may also invest 25% of its assets in foreign stocks. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2005, and are subject to change.

(1) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

PERFORMANCE INFORMATION
Columbia Large Cap Growth Fund, Variable Series / June 30, 2005

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005 (%)

                          (CUMULATIVE)
                            6-MONTH    1-YEAR   5-YEAR  10-YEAR
---------------------------------------------------------------
Class A (01/01/89)              -2.75   -2.54   -12.80     6.14
Russell 1000 Growth
  Index                         -1.72    1.68   -10.36     7.40

Inception date of share class is in parenthesis.

NET ASSET VALUE PER SHARE ($)         12/31/04   06/30/05
---------------------------------------------------------
Class A                                 23.77     22.98

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

[CHART]

VALUE OF A $10,000 INVESTMENT, 07/01/95 - 06/30/05

             CLASS A SHARES   RUSSELL 1000 GROWTH INDEX
  7/1/1995        $  10,000                   $  10,000
 9/30/1995        $  11,006                   $  10,908
12/31/1995        $  11,672                   $  11,404
 3/31/1996        $  12,216                   $  12,017
 6/30/1996        $  13,051                   $  12,781
 9/30/1996        $  13,447                   $  13,241
12/31/1996        $  14,154                   $  14,041
 3/31/1997        $  14,079                   $  14,117
 6/30/1997        $  16,924                   $  16,786
 9/30/1997        $  17,920                   $  18,048
12/31/1997        $  18,722                   $  18,323
 3/31/1998        $  20,894                   $  21,099
 6/30/1998        $  22,221                   $  22,057
 9/30/1998        $  18,941                   $  20,054
12/31/1998        $  23,947                   $  25,416
 3/31/1999        $  26,713                   $  27,033
 6/30/1999        $  27,528                   $  28,073
 9/30/1999        $  26,055                   $  27,046
12/31/1999        $  32,791                   $  33,845
 3/31/2000        $  37,696                   $  36,259
 6/30/2000        $  35,988                   $  35,280
 9/30/2000        $  34,833                   $  33,382
12/31/2000        $  28,849                   $  26,255
 3/31/2001        $  23,913                   $  20,767
 6/30/2001        $  24,575                   $  22,516
 9/30/2001        $  19,648                   $  18,146
12/31/2001        $  21,742                   $  20,893
 3/31/2002        $  20,907                   $  20,352
 6/30/2002        $  17,725                   $  16,552
 9/30/2002        $  14,498                   $  14,061
12/31/2002        $  15,192                   $  15,066
 3/31/2003        $  14,771                   $  14,905
 6/30/2003        $  16,841                   $  17,038
 9/30/2003        $  17,162                   $  17,704
12/31/2003        $  19,028                   $  19,547
 3/31/2004        $  18,436                   $  19,702
 6/30/2004        $  18,617                   $  20,084
 9/30/2004        $  17,228                   $  19,034
12/31/2004        $  18,656                   $  20,779
 3/31/2005        $  18,018                   $  19,929
 6/30/2005        $  18,146                   $  20,421

The graph compares the results of a hypothetical $10,000 investment in the fund with the index. The Index is unmanaged and returns for the index and the fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

UNDERSTANDING YOUR EXPENSES
Columbia Large Cap Growth Fund, Variable Series / June 30, 2005

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and includes the actual expense ratio. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

                             ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE        EXPENSES PAID         FUND'S ANNUALIZED
01/01/05 - 06/30/05       BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)    DURING THE PERIOD ($)    EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------------
                            ACTUAL    HYPOTHETICAL       ACTUAL   HYPOTHETICAL    ACTUAL  HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------------
Class A                    1,000.00     1,000.00         972.48     1,021.08       3.67       3.76                0.75

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

INVESTMENT PORTFOLIO
Columbia Large Cap Growth Fund, Variable Series / June 30, 2005 (Unaudited)

                                                    SHARES           VALUE
                                                --------------   --------------
COMMON STOCKS--96.0%
CONSUMER DISCRETIONARY--13.6%
HOTELS, RESTAURANTS & LEISURE--2.6%
Carnival Corp.                                          44,400   $    2,422,020
Marriott International, Inc., Class A                    5,750          392,265
Starwood Hotels & Resorts
   Worldwide, Inc.                                      13,300          778,981
                                                                 --------------
                                                                      3,593,266
                                                                 --------------
MEDIA--3.2%
News Corp., Class A                                     42,500          687,650
Viacom, Inc., Class B                                  114,730        3,673,655
                                                                 --------------
                                                                      4,361,305
                                                                 --------------
MULTILINE RETAIL--1.2%
Nordstrom, Inc.                                         15,730        1,069,168
Target Corp.                                            10,950          595,790
                                                                 --------------
                                                                      1,664,958
                                                                 --------------
SPECIALTY RETAIL--5.4%
Bed Bath & Beyond, Inc. (a)                             57,700        2,410,706
Home Depot, Inc.                                        68,810        2,676,709
Lowe's Companies, Inc.                                  34,510        2,009,172
Sherwin-Williams Co.                                     7,900          372,011
                                                                 --------------
                                                                      7,468,598
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
NIKE, Inc., Class B                                     18,300        1,584,780
                                                                 --------------

CONSUMER STAPLES--15.1%
BEVERAGES--1.5%
Coca-Cola Co.                                           32,700        1,365,225
PepsiCo, Inc.                                           13,370          721,044
                                                                 --------------
                                                                      2,086,269
                                                                 --------------
FOOD & STAPLES RETAILING--7.9%
Costco Wholesale Corp.                                 108,200        4,849,524
CVS Corp.                                               49,600        1,441,872
Wal-Mart Stores, Inc.                                   94,860        4,572,252
                                                                 --------------
                                                                     10,863,648
                                                                 --------------
HOUSEHOLD PRODUCTS--3.7%
Colgate-Palmolive Co.                                   14,300          713,713
Procter & Gamble Co.                                    81,700        4,309,675
                                                                 --------------
                                                                      5,023,388
                                                                 --------------
PERSONAL PRODUCTS--2.0%
Avon Products, Inc.                                     10,900          412,565
Gillette Co.                                            46,900        2,374,547
                                                                 --------------
                                                                      2,787,112
                                                                 --------------

ENERGY--0.5%
ENERGY EQUIPMENT & SERVICES--0.5%
National-Oilwell Varco, Inc. (a)                        14,300          679,822
                                                                 --------------

FINANCIALS--10.0%
CAPITAL MARKETS--1.5%
Merrill Lynch & Co., Inc.                               38,390        2,111,834
                                                                 --------------
COMMERCIAL BANKS--4.2%
Wells Fargo & Co.                                       81,340   $    5,008,917
Zions Bancorporation                                     9,800          720,594
                                                                 --------------
                                                                      5,729,511
                                                                 --------------
CONSUMER FINANCE--0.3%
MBNA Corp.                                              13,970          365,455
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Citigroup, Inc.                                         29,700        1,373,031
                                                                 --------------
INSURANCE--3.0%
American International Group, Inc.                      71,340        4,144,854
                                                                 --------------

HEALTH CARE--20.9%
BIOTECHNOLOGY--2.4%
Amgen, Inc. (a)                                         29,580        1,788,407
Amylin Pharmaceuticals, Inc. (a)                        37,100          776,503
Protein Design Labs, Inc. (a)                           36,000          727,560
                                                                 --------------
                                                                      3,292,470
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.9%
Alcon, Inc.                                              6,400          699,840
Baxter International, Inc.                              26,900          997,990
Medtronic, Inc.                                        123,870        6,415,227
                                                                 --------------
                                                                      8,113,057
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Caremark Rx, Inc. (a)                                   23,720        1,056,014
WellPoint, Inc. (a)                                     10,400          724,256
                                                                 --------------
                                                                      1,780,270
                                                                 --------------
PHARMACEUTICALS--11.3%
Eli Lilly & Co.                                         24,700        1,376,037
IVAX Corp. (a)                                          38,300          823,450
Johnson & Johnson                                       85,700        5,570,500
Novartis AG, ADR                                       107,110        5,081,299
Pfizer, Inc.                                            49,800        1,373,484
Teva Pharmaceutical
   Industries Ltd., ADR                                 20,580          640,861
Wyeth                                                   16,100          716,450
                                                                 --------------
                                                                     15,582,081
                                                                 --------------

INDUSTRIALS--6.0%
INDUSTRIAL CONGLOMERATES--5.8%
3M Co.                                                  18,300        1,323,090
General Electric Co.                                   193,710        6,712,052
                                                                 --------------
                                                                      8,035,142
                                                                 --------------
MACHINERY--0.2%
Pentair, Inc.                                            4,600          196,926
                                                                 --------------

INFORMATION TECHNOLOGY--28.5%
COMMUNICATIONS EQUIPMENT--2.6%
Cisco Systems, Inc. (a)                                149,050        2,848,346
Juniper Networks, Inc. (a)                              29,300          737,774
                                                                 --------------
                                                                      3,586,120
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

                                                    SHARES           VALUE
                                                --------------   --------------
COMPUTERS & PERIPHERALS--3.8%
Dell, Inc. (a)                                          72,700   $    2,872,377
EMC Corp. (a)                                           90,600        1,242,126
Hewlett-Packard Co.                                     33,400          785,234
International Business
   Machines Corp.                                        4,100          304,220
                                                                 --------------
                                                                      5,203,957
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--12.6%
Altera Corp. (a)                                        35,500          703,610
Applied Materials, Inc.                                162,800        2,634,104
Intel Corp.                                             22,100          575,926
Linear Technology Corp.                                 19,700          722,793
Marvell Technology Group Ltd. (a)                       67,660        2,573,786
Maxim Integrated Products, Inc.                         82,700        3,159,967
MEMC Electronic Materials, Inc. (a)                     43,700          689,149
Microchip Technology, Inc.                              63,900        1,892,718
Novellus Systems, Inc. (a)                              91,900        2,270,849
Texas Instruments, Inc.                                 73,200        2,054,724
                                                                 --------------
                                                                     17,277,626
                                                                 --------------
SOFTWARE--9.5%
Autodesk, Inc. (a)                                      23,500          807,695
Electronic Arts, Inc. (a)                               18,940        1,072,193
Microsoft Corp.                                        284,550        7,068,222
Oracle Corp. (a)                                        54,100          714,120
SAP AG, ADR                                             52,400        2,268,920
Symantec Corp. (a)                                      56,400        1,226,136
                                                                 --------------
                                                                     13,157,286
                                                                 --------------

MATERIALS--1.4%
CHEMICALS--1.4%
Air Products & Chemicals, Inc.                           9,000          542,700
Praxair, Inc.                                           30,400        1,416,640
                                                                 --------------
                                                                      1,959,340
                                                                 --------------
TOTAL COMMON STOCKS
   (cost of $127,961,273)                                           132,022,106
                                                                 --------------

                                                     PAR
                                                --------------
SHORT-TERM OBLIGATION--0.9%
Repurchase agreement with State
   Street Bank & Trust Co., dated
   06/30/05, due 07/01/05 at 2.700%,
   collateralized by a U.S. Treasury
   Bond maturing 05/15/17, market
   value of $1,283,825 (repurchase
   proceeds $1,252,094)                         $    1,252,000        1,252,000
                                                                 --------------
TOTAL SHORT-TERM OBLIGATION
   (cost of $1,252,000)                                               1,252,000
                                                                 --------------
TOTAL INVESTMENTS--96.9%
   (cost of $129,213,273) (b)                                       133,274,106
                                                                 --------------
OTHER ASSETS & LIABILITIES, NET--3.1%                                 4,326,841
                                                                 --------------
NET ASSETS--100.0%                                               $  137,600,947
                                                                 ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing security.
(b)  Cost for federal income tax purposes is $129,213,273.

At June 30, 2005, the Fund held investments in the following sectors:

SECTOR                                       % OF NET ASSETS
------                                       ---------------
Information Technology                             28.5%
Health Care                                        20.9
Consumer Staples                                   15.1
Consumer Discretionary                             13.6
Financials                                         10.0
Industrials                                         6.0
Materials                                           1.4
Energy                                              0.5
Short-Term Obligation                               0.9
Other Assets & Liabilities, Net                     3.1
                                                  -----
                                                  100.0%
                                                  =====

            ACRONYM              NAME
            -------              ----
              ADR     American Depositary Receipt

                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Columbia Large Cap Growth Fund, Variable Series / June 30, 2005 (Unaudited)

ASSETS:
Investments, at cost                                                     $  129,213,273
                                                                         --------------
Investments, at value                                                    $  133,274,106
Cash                                                                                716
Receivable for:
   Investments sold                                                          10,409,030
   Fund shares sold                                                              34,830
   Interest                                                                          94
   Dividends                                                                     84,694
   Foreign tax reclaim                                                            4,630
Expense reimbursement due from Distributor                                          707
Deferred Trustees' compensation plan                                             11,774
                                                                         --------------
     TOTAL ASSETS                                                           143,820,581
                                                                         --------------
LIABILITIES:
Payable for:
   Investments purchased                                                      5,966,003
   Fund shares repurchased                                                       75,966
   Investment advisory fee                                                       27,468
   Administration fee                                                            14,656
   Transfer agent fee                                                               594
   Merger costs                                                                  86,466
   Trustees' fees                                                                    90
   Audit fee                                                                     19,523
   Custody fee                                                                      168
   Distribution fee--Class B                                                      4,291
Deferred Trustees' fees                                                          11,774
Other liabilities                                                                12,635
                                                                         --------------
     TOTAL LIABILITIES                                                        6,219,634
                                                                         --------------
NET ASSETS                                                               $  137,600,947
                                                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $  193,827,694
Undistributed net investment income                                             238,294
Accumulated net realized loss                                               (60,525,874)
Net unrealized appreciation on investments                                    4,060,833
                                                                         --------------
NET ASSETS                                                               $  137,600,947
                                                                         ==============
CLASS A:
Net assets                                                               $  118,269,633
Shares outstanding                                                            5,147,407
                                                                         ==============
Net asset value per share                                                $        22.98
                                                                         ==============
CLASS B:
Net assets                                                               $   19,331,314
Shares outstanding                                                              844,084
                                                                         ==============
Net asset value per share                                                $        22.90
                                                                         ==============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                $      774,126
Interest                                                                         16,906
                                                                         --------------
   Total Investment Income (net of foreign taxes withheld of $18,359)           791,032
                                                                         --------------
EXPENSES:
Investment advisory fee                                                         343,523
Administration fee                                                              103,057
Distribution fee--Class B                                                        25,270
Transfer agent fee                                                                3,720
Pricing and bookkeeping fees                                                     21,581
Trustees' fees                                                                    4,433
Custody fee                                                                       5,840
Non-recurring costs (See Note 6)                                                  1,665
Other expenses                                                                   33,163
                                                                         --------------
   Total Expenses                                                               542,252
Fees reimbursed by Distributor--Class B                                          (5,115)
Non-recurring costs assumed by Investment Advisor (See Note 6)                   (1,665)
Custody earnings credit                                                             (66)
                                                                         --------------
   Net Expenses                                                                 535,406
                                                                         --------------
Net Investment Income                                                           255,626
                                                                         --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                              4,299,912
Net change in unrealized appreciation (depreciation) on investments          (8,875,273)
                                                                         --------------
Net Loss                                                                     (4,575,361)
                                                                         --------------
Net Decrease in Net Assets from Operations                               $   (4,319,735)
                                                                         ==============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia Large Cap Growth Fund, Variable Series

                                                                                    (UNAUDITED)
                                                                                     SIX MONTHS          YEAR
                                                                                       ENDED            ENDED
                                                                                      JUNE 30,       DECEMBER 31,
                                                                                        2005             2004
                                                                                   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                                              $      255,626   $      848,855
Net realized gain on investments                                                        4,299,912        1,963,800
Net change in unrealized appreciation (depreciation) on investments                    (8,875,273)      (6,711,341)
                                                                                   --------------   --------------
        Net Decrease from Operations                                                   (4,319,735)      (3,898,686)
                                                                                   --------------   --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                               (783,986)        (188,595)
   Class B                                                                                (78,921)              --
                                                                                   --------------   --------------
        Total Distributions Declared to Shareholders                                     (862,907)        (188,595)
                                                                                   --------------   --------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                          860,410        3,299,769
   Proceeds received in connection with merger                                         33,094,397               --
   Distributions reinvested                                                               783,986          188,595
   Redemptions                                                                        (18,204,857)     (23,714,994)
                                                                                   --------------   --------------
        Net Increase (Decrease)                                                        16,533,936      (20,226,630)
                                                                                   --------------   --------------
Class B:
   Subscriptions                                                                          585,068        1,409,109
   Proceeds received in connection with merger                                              1,337               --
   Distributions reinvested                                                                78,921               --
   Redemptions                                                                         (2,355,429)      (4,685,626)
                                                                                   --------------   --------------
        Net Decrease                                                                   (1,690,103)      (3,276,517)
                                                                                   --------------   --------------
Net Increase (Decrease) from Share Transactions                                        14,843,833      (23,503,147)
                                                                                   --------------   --------------
Total Increase (Decrease) in Net Assets                                                 9,661,191      (27,590,428)
NET ASSETS:
Beginning of period                                                                   127,939,756      155,530,184
                                                                                   --------------   --------------
End of period (including undistributed net investment income of $238,294 and
   $845,575, respectively)                                                         $  137,600,947   $  127,939,756
                                                                                   ==============   ==============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                           37,229          141,708
   Issued in connection with merger                                                     1,394,365               --
   Issued for distributions reinvested                                                     33,590            7,995
   Redemptions                                                                           (786,776)      (1,027,469)
                                                                                   --------------   --------------
        Net Increase (Decrease)                                                           678,408         (877,766)
                                                                                   --------------   --------------
Class B:
   Subscriptions                                                                           25,437           59,599
   Issued in connection with merger                                                            56               --
   Issued for distributions reinvested                                                      3,390               --
   Redemptions                                                                           (102,364)        (205,838)
                                                                                   --------------   --------------
        Net Decrease                                                                      (73,481)        (146,239)
                                                                                   --------------   --------------

                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia Large Cap Growth Fund, Variable Series / June 30, 2005 (Unaudited)

NOTE 1. ORGANIZATION

Columbia Large Cap Growth Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On February 25, 2005, the Stein Roe Growth Stock Fund, Variable Series was renamed Columbia Large Cap Growth Fund, Variable Series.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                            DECEMBER 31,
                                                2004
                                            ------------
Distributions paid from:

   Ordinary income                           $ 188,595
   Long-term capital gains                          --

Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes was:

   Unrealized appreciation                  $ 14,613,967
   Unrealized depreciation                   (10,553,134)
                                            ------------
     Net unrealized appreciation            $  4,060,833
                                            ============

The following capital loss carryforwards, determined as of December 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                                CAPITAL LOSS
    EXPIRATION                              CARRYFORWARD
    ----------                              ------------
       2009                                 $ 26,462,157
       2010                                   28,364,195
       2011                                    9,801,830
                                            ------------
                                            $ 64,628,182
                                            ============

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

   INVESTMENT ADVISORY FEE--Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

AVERAGE DAILY NET ASSETS                    ANNUAL FEE RATE
------------------------                    ---------------
First $1 billion                                 0.50%
Over $1 billion                                  0.45%

For the six months ended June 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.50%.

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended June 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.031%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2005, the Fund's annualized effective transfer agent fee rate was 0.01%.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

   FEE WAIVERS--Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Fund's Class B distribution fee in excess of 0.15% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.95% annually of the Class B average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2005, the Fund paid $814 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $54,881,906 and $79,503,838, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   FOREIGN SECURITIES--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial

Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Fund and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Fund.

For the six months ended June 30, 2005, Columbia has assumed $1,665 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

On February 28, 2005, the Liberty Equity Fund, Variable Series merged into the Columbia Large Cap Growth Fund, Variable Series and received a tax-free transfer of assets from Liberty Equity Fund, Variable Series as follows:

      SHARES       NET ASSETS     UNREALIZED
      ISSUED        RECEIVED     APPRECIATION*
   ------------   ------------   -------------
     1,394,421    $ 33,095,733   $   5,776,629

    NET ASSETS       NET ASSETS         NET ASSETS
   OF COLUMBIA       OF LIBERTY        OF COLUMBIA
    LARGE CAP       EQUITY FUND,        LARGE CAP
   GROWTH FUND,    VARIABLE SERIES     GROWTH FUND,
 VARIABLE SERIES     IMMEDIATELY      VARIABLE SERIES
    PRIOR TO          PRIOR TO          IMMEDIATELY
   COMBINATION       COMBINATION     AFTER COMBINATION
----------------   ---------------   -----------------
$    123,809,923   $    33,095,733   $     156,905,656

* Unrealized appreciation is included in the Net Assets Received amount shown above.

FINANCIAL HIGHLIGHTS
Columbia Large Cap Growth Fund, Variable Series--Class A Shares

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED                             YEAR ENDED DECEMBER 31,
                                            JUNE 30,       -------------------------------------------------------------
                                             2005             2004        2003         2002         2001         2000
                                          -----------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $     23.77      $   24.28    $   19.48    $   27.93    $   44.65    $   57.93
                                          -----------      ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (a)                 0.05           0.15(b)      0.04         0.07         0.04        (0.11)
Net realized and unrealized
   gain (loss) on investments                   (0.70)         (0.62)        4.85        (8.47)      (10.28)       (5.13)
                                          -----------      ---------    ---------    ---------    ---------    ---------
     Total from Investment
       Operations                               (0.65)         (0.47)        4.89        (8.40)      (10.24)       (5.24)
                                          -----------      ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      (0.14)         (0.04)       (0.09)       (0.05)          --(c)        --
From net realized gains                            --             --           --           --        (6.48)       (8.04)
                                          -----------      ---------    ---------    ---------    ---------    ---------
     Total Distributions Declared to
       Shareholders                             (0.14)         (0.04)       (0.09)       (0.05)       (6.48)       (8.04)
                                          -----------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD            $     22.98      $   23.77    $   24.28    $   19.48    $   27.93    $   44.65
                                          ===========      =========    =========    =========    =========    =========
Total return (d)(e)                             (2.75)%(f)     (1.95)%      25.24%      (30.13)%     (24.64)%     (12.02)%
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                     0.75%(h)       0.73%        0.76%        0.77%        0.76%        0.68%
Net investment income (loss) (g)                 0.40%(h)       0.65%        0.16%        0.32%        0.13%       (0.20)%
Portfolio turnover rate                            40%(f)          4%         138%          68%          57%          65%
Net assets, end of period (000's)         $   118,270      $ 106,225    $ 129,801    $ 123,015    $ 224,928    $ 376,243

(a) Per share data was calculated using average shares outstanding during the period.
(b) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distribution reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

STEINROE VARIABLE INVESTMENT TRUST

     INVESTMENT MANAGER AND ADMINISTRATOR
     Columbia Management Advisors, Inc.
     100 Federal Street
     Boston, MA 02110

     TRANSFER AGENT
     Columbia Funds Services, Inc.
     PO Box 8081
     Boston, MA 02266-8081

     IMPORTANT INFORMATION

     A description of the funds' proxy voting policies and procedures is available (i) on the funds' website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

     The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      (This page intentionally left blank)

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

   (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  SteinRoe Variable Investment Trust
            --------------------------------------------------------------


By (Signature and Title)      /S/ Christopher L. Wilson
                        --------------------------------------------------
                              Christopher L. Wilson, President


Date                          August 29, 2005
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)      /S/ Christopher L. Wilson
                        --------------------------------------------------
                              Christopher L. Wilson, President


Date                          August 29, 2005
    ----------------------------------------------------------------------


By (Signature and Title)      /S/ J. Kevin Connaughton
                        --------------------------------------------------
                              J. Kevin Connaughton, Treasurer


Date                          August 29, 2005
    ----------------------------------------------------------------------